     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2001
                                              1933 ACT REGISTRATION NO. 33-75248
                                             1940 ACT REGISTRATION NO. 811-04536
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ----------------

                                    FORM S-6

                       POST-EFFECTIVE AMENDMENT NO. 14 TO
                             REGISTRATION STATEMENT
                                FOR REGISTRATION
                                   UNDER THE
                             SECURITIES ACT OF 1933
                    OF SECURITIES OF UNIT INVESTMENT TRUSTS
                           REGISTERED ON FORM N-8B-2
                                  ------------

                VARIABLE LIFE ACCOUNT B OF AETNA LIFE INSURANCE
                              AND ANNUITY COMPANY
                                   ----------

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
                          151 FARMINGTON AVENUE, TS31,
                          HARTFORD, CONNECTICUT 06L56
                         DEPOSITOR'S TELEPHONE NUMBER,
                      INCLUDING AREA CODE: (860) 273-4686
                                 (219) 455-2000
                                ----------------

      JULIE E. ROCKMORE, COUNSEL
   AETNA LIFE INSURANCE AND ANNUITY                     COPY TO:
                COMPANY                             JEFFREY A. BRINE
     151 FARMINGTON AVENUE, TS31,          THE LINCOLN NATIONAL LIFE INSURANCE
      HARTFORD, CONNECTICUT 06L56                        COMPANY
(NAME AND COMPLETE ADDRESS OF AGENT FOR          350 CHURCH STREET--MLW1
               SERVICE)                          HARTFORD, CT 06103-1106

                                ----------------

            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Continuous

  INDEFINITE NUMBER OF UNITS OF INTEREST IN VARIABLE LIFE INSURANCE CONTRACTS
                     (TITLE OF SECURITIES BEING REGISTERED)
                                ----------------

    An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Form 24f-2 for the Registrant, for the fiscal year ending December 31, 2000 was filed March 22, 2001.
                                ----------------

    It is proposed that this filing will become effective:

    [ ]                  immediately upon filing pursuant to paragraph (b) of Rule
                         485

    [X]                  on May 1, 2001 pursuant to paragraph (b) of Rule 485

    [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            VARIABLE LIFE ACCOUNT B
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

                             CROSS REFERENCE SHEET

FORM N-8B-2
-----------
 ITEM NO.    PART I PROSPECTUS
 --------    -----------------
  1          Cover Page; The Separate Account; The General
             Account; The Company, and as amended
  2          Cover Page; The Separate Account; The General
             Account; The Company, and as amended
  3          Not Applicable
  4          Cover Page; The Company and as amended; The
             Separate Account; The General Account; Additional
             Information--Distribution of the Policies
  5          The Separate Account; The General Account; The
             Company, and as amended
  6          The Separate Account; The General Account; The
             Company, and as amended
  7          Not Applicable
  8          Financial Statements
  9          Additional Information--Legal Matters and
             Proceedings, and as amended
  10         Policy Summary; The Separate Account; Charges and
             Fees; Policy Choices; Policy Values; Policy
             Rights; Additional Information; Miscellaneous
             Policy Provisions
  11         Policy Summary; Allocation of Premiums; Policy
             Choices
  12         Not Applicable
  13         Policy Summary; Charges and Fees; Charges and Fees
             Assessed Against the Total Account Value; Charges
             and Fees Associated with the Variable Funding
             Options; Charges Assessed Against the Underlying
             Funds; Policy Choices; Term Insurance Rider;
             Additional Information--Distribution of the
             Policies
  14         Policy Values; Miscellaneous Policy Provisions
  15         Policy Summary; Allocation of Premiums--The Funds;
             Policy Choices; Policy Values
  16         Policy Summary; Allocation of Premiums--The Funds;
             Policy Values; Policy Rights
  17         Policy Rights
  18         Allocation of Premiums; Policy Choices; Policy
             Rights
  19         Additional Information
  20         Not Applicable
  21         Policy Rights--Policy Loans
  22         Not Applicable
  23         Directors and Officers
  24         Miscellaneous Policy Provisions
  25         The Company, and as amended
  26         Policy Summary; Charges and Fees; Charges and Fees
             Assessed Against the Total Account Value; Charges
             and Fees Associated with the Variable Funding
             Options; Charges Assessed Against the underlying
             Funds
  27         The Company, and as amended
  28         The Company and as amended; Directors and
             Officers, and as amended
  29         The Company, and as amended
  30         Not Applicable
  31         Not Applicable
  32         Not Applicable
  33         Not Applicable
  34         Not Applicable

FORM N-8B-2
-----------
ITEM NO.     PART I PROSPECTUS
--------     -----------------
  35         The Company and as amended; Additional Information
  36         Not Applicable
  37         Not Applicable
  38         Additional Information
  39         The Company, and as amended
  40         See Item 26
  41         The Company, and as amended
  42         See Item 28
  43         Financial Statements, and as amended
  44         Policy Values--Accumulation Unit Value; Financial
             Statements, and as amended
  45         Not Applicable
  46         The Separate Accounts; Policy Values; Appendix A;
             Appendix B
  47         Policy Summary; The Separate Accounts; Allocation
             of Premiums; Policy Choices; Policy Values
  48         Not Applicable
  49         Not Applicable
  50         Not Applicable
  51         Not Applicable
  52         The Separate Account; Allocation of Premiums
  53         Tax Matters
  54         Not Applicable
  55         Not Applicable
  56         Not Applicable
  57         Not Applicable
  58         Not Applicable
  59         Financial Statements, and as amended

                                                                CVUL AND CVUL II


Underwritten By:
Aetna Life Insurance and Annuity  Administrative Office:                         VARIABLE LIFE ACCOUNT B
Company                           Lincoln Corporate Specialty                           PROSPECTUS
Home Office:                      Markets                                           DATED MAY 1, 2001
151 Farmington Avenue             350 Church Street--MSM1
Hartford, Connecticut 06156       Hartford, CT 06103-1106
(800) 334-7586                    (860) 466-1561


--------------------------------------------------------------------------------
         THE FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
--------------------------------------------------------------------------------

This Prospectus describes Corporate VUL ("CVUL") and Corporate VUL II ("CVUL II"), two flexible premium variable life insurance contracts (the "Policy" or "Policies") offered by Aetna Life Insurance and Annuity Company (the "Company", "we", "us", "our"). The Policies can be purchased by corporations or other groups where individuals share a common employer or affiliation with the group or sponsoring organization. The Policy features: flexible premium payments; a choice of one of three death benefit options; a choice of life insurance qualification methods; and a choice of underlying investment options.

In October 1998, the Company and life insurance affiliates of Lincoln Financial Group ("Lincoln") entered into a transaction whereby nearly all of the Company's variable life insurance business was reinsured by the Lincoln affiliates.


You may allocate net premiums to subaccounts which invest in the mutual funds listed below ("Funds"). Each Fund has its own investment objective.


-  AETNA BALANCED VP, INC.

-  Aetna Income Shares d/b/a AETNA BOND VP

-  AETNA GROWTH VP

-  Aetna Variable Fund d/b/a AETNA GROWTH AND INCOME VP

-  AETNA INDEX PLUS LARGE CAP VP

-  Aetna Variable Encore Fund d/b/a AETNA MONEY MARKET VP

-  AETNA SMALL COMPANY VP

-  AETNA VALUE OPPORTUNITY VP

-  FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP) EQUITY-INCOME PORTFOLIO

-  FIDELITY VARIABLE INSURANCE PRODUCT FUND (VIP) GROWTH PORTFOLIO

-  FIDELITY VARIABLE INSURANCE PRODUCT FUND (VIP) HIGH INCOME PORTFOLIO

-  FIDELITY VARIABLE INSURANCE PRODUCT FUND (VIP) OVERSEAS PORTFOLIO

-  FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (VIP II) ASSET MANAGER PORTFOLIO

- FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (VIP II) CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO

-  JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO

-  JANUS ASPEN BALANCED PORTFOLIO

-  JANUS ASPEN FLEXIBLE INCOME PORTFOLIO

-  JANUS ASPEN GROWTH PORTFOLIO

-  JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO

-  MFS TOTAL RETURN SERIES

-  MFS GLOBAL GOVERNMENTS SERIES

-  OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

-  OPPENHEIMER GLOBAL SECURITIES FUND/VA

-  OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA

-  OPPENHEIMER STRATEGIC BOND FUND/VA


-  PORTFOLIO PARTNERS, INC. (PPI) MFS CAPITAL OPPORTUNITIES PORTFOLIO


-  PORTFOLIO PARTNERS, INC. (PPI) MFS EMERGING EQUITIES PORTFOLIO

-  PORTFOLIO PARTNERS, INC. (PPI) MFS RESEARCH GROWTH PORTFOLIO

-  PORTFOLIO PARTNERS, INC. (PPI) SCUDDER INTERNATIONAL GROWTH PORTFOLIO

-  PORTFOLIO PARTNERS, INC. (PPI) T. ROWE PRICE GROWTH EQUITY PORTFOLIO

Net premiums allocated to the Fixed Account earn fixed rates of interest. We determine the rates periodically, but we guarantee that they will never be less than 4.0% a year.


THIS PROSPECTUS AND OTHER INFORMATION ABOUT VARIABLE LIFE ACCOUNT B FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ("COMMISSION") CAN BE FOUND IN THE COMMISSION'S WEB SITE AT http://www.sec.gov. YOU CAN GET COPIES OF THIS INFORMATION BY VISITING THE COMMISSION'S PUBLIC REFERENCE ROOM OR WRITING THE COMMISSION'S PUBLIC REFERENCE ROOM, 450 FIFTH STREET, N.W., WASHINGTON, DC 20549-6009 AND PAYING A DUPLICATION FEE. INFORMATION ON THE OPERATION OF THE COMMISSION'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-202-942-8090 OR 1-800-SEC-0330, e-MAILING publicinfo@sec.gov OR WRITING TO THE ADDRESS ABOVE.


THE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.


TO BE VALID, THIS PROSPECTUS MUST HAVE THE CURRENT FUND PROSPECTUSES WITH IT. YOU SHOULD READ THE PROSPECTUS AND THE ATTACHED PROSPECTUS FOR ANY AVAILABLE FUND IF YOU ARE CONSIDERING BUYING A POLICY OR EXERCISING ELECTIONS UNDER A POLICY. YOU SHOULD ALSO KEEP THEM FOR FUTURE REFERENCE. YOU CAN OBTAIN ANY FUND'S STATEMENT OF ADDITIONAL INFORMATION (SAI), WHICH PROVIDES MORE INFORMATION ABOUT A FUND, BY CALLING (800) 334-7586.

TABLE OF CONTENTS


Policy Summary....................................    1
The Company.......................................    4
The Separate Account..............................    5
The General Account...............................    5
Allocation of Premiums............................    6
  Fixed Account...................................    6
  Separate Account................................    6
  Mixed and Shared Funding........................    9
Charges and Fees..................................    9
  Premium Charge..................................    9
  Premium Charge Refund...........................   10
Charges and Fees Assessed Against the Total
  Account Value...................................   11
Charges and Fees Associated with the Variable
  Funding Options.................................   11
  Mortality and Expense Risk Charge...............   11
  Administrative Charge--Corporate VUL only.......   12
  Surrender Charge--Corporate VUL only............   12
  Surrender Charges on Full and Partial
    Surrenders--Corporate VUL only................   13
Charges Assessed Against the Underlying Funds.....   14
  Reduction of Charges............................   15
Policy Choices....................................   16
  Premium Payments................................   16
  Guaranteed Death Benefit--Corporate VUL only....   17
  Life Insurance Qualification....................   18
  Death Benefit Options...........................   18
  Initial Allocations to Funding Options..........   19
  Transfers Between Funding Options...............   19
  Limits on Frequent Transfers....................   20
  Telephone Transfers.............................   20
Policy Values.....................................   21
  Total Account Value.............................   21
  Accumulation Unit Value.........................   21
  Maturity Value..................................   22
  Surrender Value.................................   22
Policy Rights.....................................   22
  Partial Surrenders..............................   22
  Avoiding Loss of Coverage.......................   23
  No Lapse Coverage--Corporate VUL only...........   23
  Reinstatement of a Lapsed Policy................   23
  Policy Loans....................................   24
  Policy Changes..................................   25
  Death Benefit Option Change.....................   25
  Right to Examine the Policy.....................   26
Payment of Death Benefit..........................   26
Policy Settlement.................................   27
  Settlement Options..............................   27
  Calculation of Variable Payment Settlement
    Options Values................................   29
Term Insurance Rider..............................   30
Directors and Officers............................   31
Additional Information............................   34
  Reports to Policyowners.........................   34
  Right to Instruct Voting of Fund Shares.........   35
  Disregard of Voting Instructions................   35
  State Regulation................................   36
  Legal Matters and Proceedings...................   36
  The Registration Statement......................   36
  Distribution of the Policies....................   36
  Records and Accounts............................   37
  Independent Auditors............................   37
Tax Matters.......................................   37
  General.........................................   37
  Federal Tax Status of the Company...............   38
  Life Insurance Qualification....................   38
  General Rules...................................   39
  Modified Endowment Contracts....................   39
  Diversification Standards.......................   40
  Investor Control................................   40
  Other Tax Considerations........................   40
Miscellaneous Policy Provisions...................   41
  The Policy......................................   41
  Payment of Benefits.............................   41
  Age.............................................   41
  Incontestability................................   41
  Suicide.........................................   42
  Coverage Beyond Maturity........................   42
  Nonparticipation................................   42
Appendix A--
  Illustrations of Death Benefit, Total Account
  Values and Surrender Values, Corporate VUL......   43
Appendix B--
  Illustrations of Death Benefit, Total Account
  Values and Surrender Values, Corporate
  VUL II..........................................   53
Financial Statements of the Separate Account......  S-1
Financial Statements of the Company...............  F-1


This Prospectus does not constitute an offer in any jurisdiction where prohibited. No dealer, salesman or other person is authorized to give any information or make any representation in connection with this offering other than those contained in this Prospectus, or other sales material authorized by the Company and if given or made, such other information or representations must not be relied upon.

The purpose of the policy is to provide insurance protection. Life insurance is a long-term investment. Owners should consider their need for insurance coverage and the policy's long-term investment potential. We do not claim that the policy is in any way similar or comparable to an investment in a mutual fund.

POLICY SUMMARY

This section is an overview of key Policy features of the Corporate VUL and Corporate VUL II Policies. These Policies are administered by The Lincoln National Life Insurance Company.

The Policies are available for purchase by corporations or other groups where the individuals share a common employer or affiliation with the group or sponsoring organization. Each Policy covers a single insured. The Policy owner will have all rights and privileges under the Policy. The Policies may be used for such purposes as funding non-qualified executive deferred compensation or salary continuation plans. These Policies may be used by corporations and other businesses as a means of funding death benefit liabilities incurred under executive retirement plans or as a source for funding cash flow obligations under such plans. The Policies are not designed to be used in an employer's pension or profit sharing plan. (Regulations in your state may vary the provisions of your own Policy.) It may not be advantageous to replace existing insurance or supplement an existing flexible premium variable life insurance policy with a corporate VUL or Corporate VUL II policy.

Your Policy is a flexible premium variable life insurance policy. Its value may change on a:

  1) fixed basis;

  2) variable basis; or a

  3) combination of both fixed and variable bases.

The value of the Policy and, under one option, the death benefit amount is not guaranteed and depends on the investment results of the funding options you select.

REPLACEMENTS

It may not be advantageous to replace existing insurance or supplement an existing flexible premium variable life insurance policy with this Policy. This Prospectus and the prospectus of the Funds should be read carefully to understand the Policy being offered.

INITIAL CHOICES TO BE MADE

The Policy Owner (the "Owner" or "you") is the person named in the "policy specifications" who has all of the Policy ownership rights. If no Owner is named, the Insured (the person whose life is insured under the Policy) will be the Owner of the Policy. You, as the Owner, have several important choices to make when the Policy is first purchased. You need to choose:

  1) one of three death benefit options;

  2) the life insurance qualification method;

  3) the amount of premium you want to pay;

  4) the amount of your net premium payment to be placed in each of the funding options you select. The net premium payment is the balance of your premium payment that remains after certain charges are deducted from it;

  5) (Corporate VUL only) if you want the guaranteed death benefit provision, and to what age (See "Policy Choices--Guaranteed Death Benefit.")

DEATH BENEFIT OPTIONS

The death benefit is the amount the Company pays to the beneficiary(ies) when the Insured dies. Before we pay the beneficiary(ies), any outstanding loan account balances or outstanding amounts due are subtracted from the death benefit. We calculate the death benefit payable as of the date the Insured died.

At all times, your Policy must qualify as life insurance under the Internal Revenue Code of 1986, as amended (the "Code") to receive favorable tax treatment under Federal law. If these requirements are met, you may benefit from favorable federal tax treatment. The Company reserves the right to return your premium payment if it results in your Policy's failing to meet federal tax law requirements.


If you have surrendered a portion of your Policy, any surrendered amount will reduce your initial death benefit.

LIFE INSURANCE QUALIFICATION METHOD

At the time of purchase you must choose which life insurance qualification method best suits your needs--Cash Accumulation or Guideline Premium. Both methods require a Policy to provide minimum ratios of life insurance coverage to total account value. The guideline premium method may also restrict premiums payable under the Policy. The Company reserves the right to return your premium payment if it results in your Policy's failing to meet federal tax law requirements.

AMOUNT OF PREMIUM PAYMENT

When you first buy your Policy, you must decide how much premium to pay. Premium payments may be changed within the limits described in "Policy Choices--Premium Payments." If your Policy lapses because your monthly deduction is larger than the net accumulation value, you may reinstate your Policy. See "Policy Rights-- Reinstatement of a Lapsed Policy."

You may use the value of the Policy to pay the monthly deductions due and continue the Policy in force if sufficient values are available. If the investment options you choose do not do as well as you expect, there may not be enough value to continue the Policy in force without more premium payments. Charges against Policy values for the Cost of Insurance increase as the Insured gets older. (See "Charges and Fees.")

When you first receive your Policy you will have 10 days to look it over (more in some states). This is called the "right-to-examine" time period. Use this time to review your Policy and make sure it meets your needs. During this time period, your initial premium payment will be allocated to the funding options you initially select unless your state requires a full refund of premiums. If you then decide you do not want your Policy, you will receive a refund. See "Policy Rights--Right to Examine the Policy."

SELECTION OF FUNDING VEHICLES

This Prospectus focuses on the Separate Account investment information that makes up the "variable" part of the contract. If you put money into the variable funding options, you take all the investment risk on that money. This means that if the mutual fund(s) you select go up in value, the value of your Policy, net of charges and expenses, also goes up. If those funds lose value, so does your Policy. See "Allocation of Premiums."

You must choose the sub-accounts in which you want to place each net premium payment. Each sub-account invests in shares of a certain Fund. A variable sub-account is not guaranteed and will increase or decrease in value according to the particular Fund's investment performance.

You may also choose to place your net premium payment or part of it into the Fixed Account. Net premium payments put into the Fixed Account become part of the Company's General Account, do not share the investment experience of the Separate Account, and have a guaranteed minimum interest rate of 4.0% per year. For additional information on the Fixed Account, see "Allocation of Premiums--Fixed Account."

GUARANTEED DEATH BENEFIT PROVISION (CVUL ONLY)


You may elect to have a guaranteed death benefit provision to age 80 or age 100. This means that your Policy will remain in force even though the cash value is not enough to pay the current monthly deductions as long as the guaranteed death benefit premium test is met. Each year the Company will determine if the sum of premiums to that point in time is sufficient to support the guaranteed death benefit provision. Your total premiums paid to date minus the partial surrenders must be equal to the required monthly guaranteed death benefit premium times the number of months that have passed since the original Policy issue date. See "Policy Choices--Guaranteed Death Benefit."


NO-LAPSE COVERAGE PROVISION (CVUL ONLY)

Your Policy will not terminate during the first five years after the initial issue date or the issue date of any increase in the specified amount if the sum of premiums paid equals or exceeds:

  1) the sum of the minimum monthly premiums for each Policy month from the issue date, including the current month; plus

  2) any partial surrenders; plus

  3) any increase in the loan account value within that same five years, equals or is more than the sum of premiums paid.

CHARGES AND FEES


We deduct charges in connection with the Policy to compensate us for providing the Policy's insurance benefit, administering the Policy, assuming certain risks under the Policy and for sales-related expenses we incur. We may profit from any of these charges, including the mortality and expense risk and cost of insurance charges, and may use the profit for any purpose, including covering shortfalls from other charges.


A Premium Charge deduction will be made from each premium payment. That deduction is, in the first policy year, 7% for Corporate VUL, guaranteed not to exceed 10%, and 10.5% for Corporate VUL II, guaranteed not to exceed 15%; it declines thereafter. This charge represents the expense associated with the startup and maintenance of a Policy. For Corporate VUL, this includes average applicable premium taxes, although the Company is responsible for payment of premium taxes and any other amounts payable with respect to your premium payments to the extent they exceed the premium charge. See the "Charges and Fees" section appearing later in this prospectus for details for the schedule of premium charge percentages.

For Corporate VUL II, except as noted below, an explicit Premium Tax Charge equal to the state and municipal taxes associated with premiums received is also deducted from premium payments.

Upon a full surrender of your Policy within the first 36 months for Corporate VUL and first 24 months for Corporate VUL II if your Policy is not in default, you may be entitled to a credit for some or all of the premium charges which have been deducted from your premium payments. See the "Charges and Fees" section appearing later in this prospectus.

A monthly deduction is made from the total account value on the same day of each month beginning with the date of issue. The monthly deduction includes the Cost of Insurance and any charges for supplemental riders or benefits. Once a policy is issued, monthly deductions will begin as of the date of issue, even if the Policy's issuance was delayed due to underwriting requirements or other reasons. The monthly deduction also includes a monthly administrative expense charge during all policy years. For Corporate VUL, this charge is $7. For Corporate VUL II the current monthly charge is $6, guaranteed not to exceed $10. See the "Charges and Fees" section appearing later in this prospectus.

A daily charge is deducted from the assets of Variable Life Account B for mortality and expense risks assumed by the company. The daily deductions from net assets of the Separate Account for Corporate VUL are at the annual rates of
 .70% during policy years 1 through 10 and .20% thereafter. For Corporate VUL II, these percentages are .70% during policy years 1 through 10 and .35% thereafter. The Company reserves the right to increase the mortality and expense risk charge if it believes that circumstances have changed so that the current charges are no longer adequate. The maximum mortality and expense risk charge is .90% per year.

For Corporate VUL only, a daily administrative charge is deducted equivalent on an annual basis to .30% of the average daily net assets of Variable Life Account B to compensate the Company for expenses associated with the administration and maintenance of the policies. The daily administrative charge is guaranteed to never exceed .50% on an annual basis of the average daily net assets of Variable Life Account B.


Each Fund has its own management fee charge also deducted daily. Investment results for the Funds you choose will be affected by the management charges and other expenses. The table in section "Charges and Fees--Charges Assessed Against the Underlying Funds," shows you the charges and other expenses currently in effect for each Fund.


For Corporate VUL only, if you surrender your Policy (in whole or in part) a surrender charge may apply. The maximum initial surrender charge is 30% of the first year's minimum monthly premium for the initial specified amount. Once determined, the surrender charge will decrease annually until it reaches zero after nine years. If you increase the specified amount, a new surrender charge applies, in addition to the then existing surrender charge. See the "Charges and Fees" section appearing later in this prospectus.

POLICY LOANS

If you borrow against your Policy, interest will be charged to the Loan Account. Currently, the interest rate on loans accrues at an annual rate equal to the greater of 1) the monthly average of the Composite Yield on Corporate Bonds as published by Moody's Investors Service, Inc. for the calendar month ending two months before the policy anniversary month, or 2) 5%.

For Corporate VUL, there are two types of loans, preferred (those taken during policy years 11 and beyond up to 10% of each year's total loan value), and non-preferred (all others). Annual interest is credited on the loan account value at the same rate interest is charged for preferred loans. For non-preferred loans, the rate credited is 1% less than the loan interest rate.

For Corporate VUL II, there are no preferred loans. Annual interest is credited on the loan account value not to exceed .9% less than the loan interest rate. However, in no case will the credited interest rate be less than 4.0% annually. See "Policy Rights--Policy Loans."

CHANGES IN SPECIFIED AMOUNT

Within certain limits, you may increase or decrease the specified amount beginning with the second policy year. Increases will require satisfactory evidence of insurability. Decreases in the first five years are subject to approval of the Company. Currently the minimum specified amount is $100,000. Such changes will affect other aspects of your Policy. See "Policy Rights--Policy Changes."

THE COMPANY


Aetna Life Insurance and Annuity Company is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). The Company is engaged in the business of issuing life insurance policies and variable annuity contracts.



The Company is registered as an investment adviser under the Investment Advisers Act of 1940 and, as such, is the investment adviser for PPI. In addition to serving as the depositor for the registrant, the Company is also the depositor of Variable Life Account C and Variable Annuity Accounts B, C and G (separate accounts of the Company registered as unit investment trusts).



The Company's subsidiary, Aetna Investment Services, LLC (AIS), serves as the principal underwriter for the Policies and also acts as the principal underwriter for Variable Life Account B, Variable Life Account C and Variable Annuity Accounts B, C and G and Variable Annuity Account I (a separate account of Aetna Insurance Company of America registered as a unit investment trust). AIS, a Delaware limited liability company, is registered as a broker-dealer with the Commission. AIS is also a member of the National Association of Securities Dealers, Inc. (NASD) and the Securities Investor Protection Corporation. AIS' principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.


The Lincoln National Life Insurance Company ("Lincoln") and its affiliates perform certain administrative functions relating to the Policies, and maintain books and records necessary to operate and administer the Policies.

THE SEPARATE ACCOUNT

Variable Life Account B is the separate account that supports the variable options. If you allocate any of your total account value to the variable options, that value is invested in the separate account. The separate account purchases shares of the Funds to fund the benefits provided by the Policies. We describe the currently available Funds, their investment objectives, and their investment advisers in this Prospectus. Each Fund also has a prospectus, which contains complete descriptions of the Fund's investment objectives, investment restrictions and other material information relating to an investment in the Fund. Any and all Fund distributions for Fund shares held by the separate account will be reinvested in additional Fund shares at net asset value.

We created Variable Life Account B in 1986 under Connecticut law. We hold the separate account assets to satisfy the claims of the Policy Owners to the extent that they have allocated amounts to the Separate Account. Our other creditors could reach only those separate account assets (if any) that are in excess of the amount of our reserves and liabilities under the Policies with respect to the separate account. The Company is responsible for meeting all obligations to Owners under the Policies.

The separate account is registered with the Commission as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of separate account under the federal securities laws. The registration of the separate account involves no approval or disapproval by the Commission of the separate account or the Company's management or investment practices or policies. The Company does not guarantee the separate account's investment performance.

THE GENERAL ACCOUNT

This is the Company's general asset account, in which assets attributable to the non-variable portion of the Policies are held. These are the fixed account value and the loan account value. The fixed account value is the non-loaned portion, the loan account value is equal to the sum of all unpaid loans.

ALLOCATION OF PREMIUMS


You may allocate all or a part of your net premiums to the Fixed Account (part of the Company's General Account) or to the subaccounts currently available through the Separate Account in connection with the Policy. Each subaccount invests in a specific fund. Not all funds may be available under all Policies or in all jurisdictions. In addition, the Company may add, withdraw or substitute Funds, subject to the conditions in the Policy and to compliance with regulatory requirements. Substitute funds may have higher charges than the funds being replaced.


FIXED ACCOUNT

Amounts held in the Fixed Account will be credited with interest at rates of not less than 4.0% per year. Additional excess interest of up to 0.5% per year may be credited to the fixed account value beginning in policy year 11. Credited interest rates reflect the Company's return on Fixed Account invested assets and the amortization of any realized gains and/or losses which the Company may incur on these assets.

SEPARATE ACCOUNT


The Separate Account subaccounts invest in the following funds. The investment results of the Funds are likely to differ significantly and there is no assurance that any of the Funds will achieve their respective investment objectives. Shares of the Funds will rise and fall in value and you could lose money by investing in the Funds. Shares of the Funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institutions, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all Funds are diversified, as defined under the Investment Company Act of 1940. Refer to the Fund prospectuses for additional information. Fund prospectuses may be obtained free of charge from our Administrative Office at the address and phone number listed on the cover of this Prospectus, or by contacting the Commission's Public Reference Room. Orders for the purchase of Fund shares may be subject to acceptance by the Fund. We reserve the right to reject, without prior notice, any allocation to a sub-account if the sub-account's investment in the corresponding Fund is not accepted by the Fund for any reason.



- AETNA BALANCED VP, INC. seeks to maximize investment return, consistent with reasonable safety of principal by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds, and cash equivalents, based on the investment adviser's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)



- Aetna Income Shares d/b/a AETNA BOND VP seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.(1)



- Aetna Variable Fund d/b/a AETNA GROWTH AND INCOME VP seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.(1)



- Aetna Variable Encore Fund d/b/a AETNA MONEY MARKET VP seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. AN INVESTMENT IN THE FUND IS NEITHER INSURED NOT GUARANTEED BY THE U.S. GOVERNMENT.(1)



- AETNA VARIABLE PORTFOLIOS, INC.--AETNA GROWTH VP seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.(1)



- AETNA VARIABLE PORTFOLIOS, INC.--AETNA INDEX PLUS LARGE CAP VP seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.(1)

- AETNA VARIABLE PORTFOLIOS, INC.--AETNA SMALL COMPANY VP seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.(1)



- AETNA VARIABLE PORTFOLIOS, INC.--AETNA VALUE OPPORTUNITY VP seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock.(1)



- FIDELITY VARIABLE INSURANCE PRODUCTS--EQUITY-INCOME PORTFOLIO seeks reasonable income. Also considers the potential for capital appreciation. Seeks a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Index.(2)(a)



- FIDELITY VARIABLE INSURANCE PRODUCTS--GROWTH PORTFOLIO seeks to achieve capital appreciation.(2)(a)



- FIDELITY VARIABLE INSURANCE PRODUCTS--HIGH INCOME PORTFOLIO seeks a high level of current income while also considering growth of capital.(2)(b)



- FIDELITY VARIABLE INSURANCE PRODUCTS--OVERSEAS PORTFOLIO seeks long-term growth of capital.(2)(c)



- FIDELITY VARIABLE INSURANCE PRODUCTS II--ASSET MANAGER PORTFOLIO seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments.(2)(d)



- FIDELITY VARIABLE INSURANCE PRODUCTS II--CONTRAFUND-REGISTERED TRADEMARK-PORTFOLIO seeks long-term capital appreciation.(2)(b)



- JANUS ASPEN SERIES--AGGRESSIVE GROWTH PORTFOLIO is a NONDIVERSIFIED portfolio that seeks long-term growth of capital.(3)



- JANUS ASPEN SERIES--BALANCED PORTFOLIO seeks long-term capital growth, consistent with preservation of capital and balanced by current income.(3)



- JANUS ASPEN SERIES--FLEXIBLE INCOME PORTFOLIO seeks to obtain maximum total return, consistent with the preservation of capital.(3)



- JANUS ASPEN SERIES--GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.(3)



- JANUS ASPEN SERIES--WORLDWIDE GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.(3)



- MFS-REGISTERED TRADEMARK- GLOBAL GOVERNMENTS SERIES is a NONDIVERSIFIED series that seeks to provide income and capital appreciation.(4)



- MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.(4)



- OPPENHEIMER AGGRESSIVE GROWTH FUND/VA seeks capital appreciation by investing in "growth-type" companies.(5)



- OPPENHEIMER GLOBAL SECURITIES FUND/VA seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries, and special situations that are considered to have appreciation possibilities.(5)



- OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.(5)



- OPPENHEIMER STRATEGIC BOND FUND/VA seeks a high level of current income principally derived from interest on debt securities.(5)



- PORTFOLIO PARTNERS, INC. (PPI) MFS CAPITAL OPPORTUNITIES PORTFOLIO seeks capital appreciation.(6)(a)



- PORTFOLIO PARTNERS, INC. (PPI) MFS EMERGING EQUITIES PORTFOLIO seeks long-term growth of capital.(6)(a)

- PORTFOLIO PARTNERS, INC. (PPI) MFS RESEARCH GROWTH PORTFOLIO seeks long-term growth of capital and future income.(6)(a)



- PORTFOLIO PARTNERS, INC. (PPI) SCUDDER INTERNATIONAL GROWTH PORTFOLIO seeks long-term growth of capital.(6)(b)



- PORTFOLIO PARTNERS, INC. (PPI) T. ROWE PRICE GROWTH EQUITY PORTFOLIO seeks long-term capital growth, and secondarily, increasing dividend income.(6)(c)



INVESTMENT ADVISER:



(1) Investment Adviser: Aeltus Investment Management, Inc. (Aeltus)


(2) Investment Adviser: Fidelity Management & Research Company


   (a)  Subadviser: FMR Co., Inc.


   (b)  Subadvisers: Fidelity Management & Research (U.K.) Inc.


      Fidelity Management & Research (Far East) Inc.


      Fidelity Investments Japan Limited


      FMR Co., Inc.


   (c)  Subadvisers: Fidelity Management & Research (U.K.) Inc.


      Fidelity Management & Research (Far East) Inc.


      Fidelity International Investment Advisors


      Fidelity International Investment Advisors (U.K.) Limited


      Fidelity Investments Japan Limited


      FMR Co., Inc.


   (d)  Subadvisers: Fidelity Management & Research (U.K.) Inc.


      Fidelity Management & Research (Far East) Inc.


      Fidelity Investments Japan Limited


      Fidelity Investments Money Management, Inc.


      FMR Co., Inc.


(3) Investment Adviser: Janus Capital Corporation


(4) Investment Adviser: Massachusetts Financial Services Company (MFS)


(5) Investment Adviser: OppenheimerFunds, Inc.


(6) Investment Adviser: Aetna Life Insurance and Annuity Company


   (a)  Subadviser: Massachusetts Financial Services Company


   (b)  Subadviser: Zurich Scudder Investments, Inc.


   (c)  Subadviser: T. Rowe Price Associates, Inc.



The investment adviser for each of the Funds deducts a daily charge as a percent of the net assets in each Fund as an asset management charge which will in turn affect the daily value of each subaccount. The charge reflects asset management fees (Management Fees) and other expenses incurred by the funds. Future Fund expenses will vary.


The availability of the Funds listed above is subject to applicable regulatory approvals. Not all Funds are available in all jurisdictions or under all Policies.

There is no assurance that the Funds will achieve their investment objectives. Policy owners bear the full investment risk of investments in the Funds selected.

Some of the above Funds may use instruments known as derivatives as part of their investment strategies, as described in their respective prospectuses. The use of certain derivatives such as inverse floaters and principal only debt instruments may involve higher risk of volatility to a Fund. The use of leverage in connection with derivatives can also increase risk of losses. See the prospectus for the Funds for a discussion of the risks associated with an investment in those funds. You should refer to the accompanying prospectuses of the Funds for more complete information about their investment policies and restrictions.

MIXED AND SHARED FUNDING

Shares of the Funds are available to insurance company separate accounts which fund variable annuity contracts and variable life insurance policies, including the Policies described in this Prospectus. Because Fund shares are offered to separate accounts of both affiliated and unaffiliated insurance companies, it is conceivable that, in the future, it may not be advantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in these Funds simultaneously, since the interests of such Policy owners or contractholders may differ. Although neither the Company nor the Funds currently foresees any such disadvantages either to variable life insurance or to variable annuity policyholders, each Fund's Board of Trustees/Directors has agreed to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a Fund. This might force that Fund to sell portfolio securities at disadvantageous prices.

CHARGES AND FEES


We may profit from any of these charges. The profit from any charges, including mortality and expense risk and cost of insurance charges, may be used for any purpose, including covering shortfalls from other charges.


PREMIUM CHARGE


A deduction, called the premium charge, will be made from each premium payment. This charge represents administrative expenses associated with the startup and maintenance of a Policy, and, for Corporate VUL, includes average applicable state premium taxes. For Corporate VUL, the Company is responsible for payment of actual premium taxes and other amounts payable with respect to your premium payments to the extent they exceed the premium charge. Deferred acquisition cost
(DAC) taxes are paid by the Company.


For Corporate VUL II, an amount equal to the state and municipal taxes associated with premiums received is deducted from premium payments.

CORPORATE VUL

1. GUARANTEED PREMIUM CHARGE

The premium charge is guaranteed to be no higher than the percentages shown in the following table.

                      PREMIUMS PAID UP TO THE  PREMIUMS PAID OVER THE
                      FIRST YEAR'S GUARANTEED  FIRST YEAR'S GUARANTEED
                       DEATH BENEFIT PREMIUM    DEATH BENEFIT PREMIUM
POLICY YEAR(S)               TO AGE 80                TO AGE 80
--------------               ---------                ---------
1                               10%                      5%
2 and after                      5%                      5%

2. CURRENT PREMIUM CHARGE

The premium charge is currently set at the percentages shown in the following table.

                      PREMIUMS PAID UP TO THE  PREMIUMS PAID OVER THE
                      FIRST YEAR'S GUARANTEED  FIRST YEAR'S GUARANTEED
                       DEATH BENEFIT PREMIUM    DEATH BENEFIT PREMIUM
POLICY YEAR(S)               TO AGE 80                TO AGE 80
--------------               ---------                ---------
1                                7%                      2%
2 and after                      2%                      2%

CORPORATE VUL II

1. GUARANTEED PREMIUM CHARGE

The premium charge is guaranteed to be no higher than the percentages shown in the following table.

                      PREMIUMS PAID UP TO  PREMIUMS PAID GREATER THAN
POLICY YEAR(S)          TARGET PREMIUM           TARGET PREMIUM
--------------          --------------           --------------
1                             15%                      6%
2-5                           10%                      6%
6 and after                    6%                      6%

2. CURRENT PREMIUM CHARGE

The premium charge is currently set at the amounts shown in the following table.

                      PREMIUMS PAID UP TO  PREMIUMS PAID GREATER THAN
POLICY YEAR(S)          TARGET PREMIUM           TARGET PREMIUM
--------------          --------------           --------------
1                            10.5%                    2.5%
2-5                           7.5%                    1.5%
6-7                           3.5%                    1.5%
8 and after                   1.5%                    1.5%

PREMIUM CHARGE REFUND

Upon a full surrender of your Policy within the first 36 months of the Policy for Corporate VUL and first 24 months for Corporate VUL II if your Policy is not in default you may be entitled to a credit for some or all of the premium charges which have been deducted from your premium payments although a surrender charge will also apply for Corporate VUL. To determine the surrender value during the premium charge refund period the total account value will be reduced by the applicable surrender charge (Corporate VUL only) and the amount of any loan account value, including accrued interest. That amount would be increased by the applicable credit for the premium charge. For Corporate VUL II, a decrease in the specified amount in policy years 1 or 2 will proportionately decrease the amount of the premium charge refund.

CALCULATION OF THE PREMIUM CHARGE REFUND AMOUNT

CORPORATE VUL

For Policies which are surrendered during the first twelve months after the date of issue, the credit will be the sum of all premium charges deducted. For policy months 13 through 36, the credit will be equal to the sum of all premium charges deducted since the date of issue multiplied by twelve and then divided by the number of policy months since the date of issue of the Policy. For example, during policy month 24, the credit would be equal to the total of all premium charges deducted since the date of issue multiplied by 12/24, or half of all premium charges paid. No credits apply if a Policy is in default.

CORPORATE VUL II

For Policies surrendered during the first twelve months after the date of issue, the refund is 7% of premium paid in the first policy year up to the target premium and 3% of premium paid in the first policy year above target premium. For months 13 through 24, the refund is 75% of the first policy year refund amount.

CHARGES AND FEES ASSESSED AGAINST THE TOTAL ACCOUNT VALUE

The total account value is the sum of the separate account value, the fixed account value and the loan account value.

A monthly deduction is made from the total account value. The monthly deduction is made as of the same day each month, beginning with the date of issue. This day is called the monthly deduction day. The monthly deduction includes the Cost of Insurance attributable to the basic insurance coverage, and any charges for supplemental riders or benefits. The Cost of Insurance for Corporate VUL depends on the attained age, risk class of the Insured and specified amount of the Policy and number of policy years elapsed. Attained age is the issue age of the Insured increased by the number of policy years elapsed. For Corporate VUL II, the Cost of Insurance depends on the issue age, risk class of the Insured and the number of policy years elapsed and specified amount of the Policy.

Once a Policy is issued, the monthly deductions, including Cost of Insurance charges, will begin as of the date of issue, even if the Policy's issuance was delayed due to underwriting requirements, and will be in amounts based on the specified amount of the Policy issued, even if the temporary insurance coverage received during the underwriting period was for a lesser amount.

The monthly deduction also includes a monthly administrative expense charge during all policy years as follows:

    Corporate VUL--$7

    Corporate VUL II--$6 currently, guaranteed not to exceed $10.

The monthly administrative expense charge is for items such as premium billing and collection, policy value calculation, confirmations and periodic reports and will not exceed our costs. The monthly deduction is deducted proportionately from each funding option, if more than one is used. This is accomplished by liquidating accumulation units and withdrawing the value of the liquidated accumulation units from each funding option in the same proportion as their respective values have to your fixed account and separate account values.

CHARGES AND FEES ASSOCIATED WITH THE VARIABLE FUNDING OPTIONS

MORTALITY AND EXPENSE RISK CHARGE

The Company deducts a daily charge from the assets of Variable Life Account B for mortality and expense risks assumed by it in connection with the Policy.

The amount of this charge is a percentage of the average daily net assets of the Separate Account based on policy years as follows.

1. CORPORATE VUL

                      PERCENTAGE OF SEPARATE ACCOUNT
POLICY YEARS             AVERAGE DAILY NET ASSETS
------------             ------------------------
1-10                              0.70%
11 and later                      0.20%

2. CORPORATE VUL II

                      PERCENTAGE OF SEPARATE ACCOUNT
POLICY YEARS             AVERAGE DAILY NET ASSETS
------------             ------------------------
1-10                              0.70%
11 and later                      0.35%

The mortality and expense risk charge is assessed to compensate the Company for assuming certain mortality and expense risks under the Policies. The Company reserves the right to increase the mortality and expense risk charge if it believes that circumstances have changed so that the current charges are no longer adequate. In no event will the charge exceed 0.90% of average daily net assets on an annual basis.

ADMINISTRATIVE CHARGE--CORPORATE VUL ONLY

The Company also deducts a daily administrative charge equivalent on an annual basis to 0.30% of the average daily net assets of Variable Life Account B to compensate the Company for expenses associated with the administration and maintenance of the Policies. These types of expenses are described above in connection with the monthly administrative charge. The daily administrative charge and the monthly administrative charge work together to cover the Company's administrative expenses. In later years of the Policy, the revenue collected from the daily asset-based charge grows with the total account value to cover increased expenses from account-based transactional expenses. The daily administrative charge is guaranteed not to exceed 0.50% of the average daily net assets of the Separate Account on an annual basis.

SURRENDER CHARGE--CORPORATE VUL ONLY

If you surrender your Policy (in whole or in part) a surrender charge may apply, as described below.

This charge is retained by the Company and is imposed in part as a deferred sales charge and in part to enable the Company to recover certain first year administrative costs. The maximum portion of the surrender charge applied to reimburse the Company for sales and promotional expense is 30% of the first year's minimum monthly premium. (Any surrenders may result in tax implications; see "Tax Matters.")

The initial surrender charge, as specified in your Policy, is based on the specified amount. It also depends on the Insured's attained age and risk class. Once determined, the surrender charge will decrease annually until it reaches zero after nine years.

If you increase the specified amount, a new surrender charge will be applicable, in addition to the then existing surrender charge. This charge will be determined based on the Insured's attained age and risk class. The surrender charge applicable to the increase will be equal to the surrender charge on a new Policy whose specified amount equals the amount of the increase, and will cover administrative expenses. The additional surrender charge will also decrease annually until it reaches zero after nine years.

If you decrease the specified amount while the surrender charge applies, the surrender charge will remain the same as it was before the decrease.

Based on its actuarial determination, the Company does not anticipate that the surrender charge will cover all sales and administrative expenses which the Company will incur in connection with the Policy. Any such shortfall, including but not limited to payment of sales and distribution expenses, would be charged to and paid by the Company.

SURRENDER CHARGES ON FULL AND PARTIAL SURRENDERS--CORPORATE VUL ONLY

FULL SURRENDER: All applicable surrender charges are imposed.

PARTIAL SURRENDER: A proportional percentage of all surrender charges is imposed. The proportional percentage is the amount of the net partial surrender divided by the sum of the fixed account Value and the separate account value less full surrender charges. When a partial surrender is made, any applicable remaining surrender charges will be reduced in the same proportion.

No surrender charge applies to Corporate VUL II.

CHARGES ASSESSED AGAINST THE UNDERLYING FUNDS


The following table illustrates the investment advisory (management) fees, other expenses and total expenses paid by each of the Funds as a percentage of average net assets based on figures for the year ended December 31, 2000 unless otherwise indicated. Expenses of the Funds are not fixed or specified under the terms of the Policies, and actual expenses may vary.



                             FUND EXPENSE TABLE(1)



                                                                  TOTAL FUND               NET FUND
                                                                    ANNUAL                  ANNUAL
                                           INVESTMENT              EXPENSES     TOTAL      EXPENSES
                                            ADVISORY               WITHOUT     WAIVERS      AFTER
                                          (MANAGEMENT)   OTHER    WAIVERS OR     AND      WAIVERS OR
                                              FEES      EXPENSES  REDUCTIONS  REDUCTIONS  REDUCTIONS
               FUND NAME                      ----      --------  ----------  ----------  ----------
Aetna Balanced VP, Inc.                         0.50%      0.09%      0.59%         --        0.59%
Aetna Bond VP                                   0.40%      0.10%      0.50%         --        0.50%
Aetna Growth VP(2)                              0.60%      0.10%      0.70%       0.00%       0.70%
Aetna Growth and Income VP                      0.50%      0.08%      0.58%         --        0.58%
Aetna Index Plus Large Cap VP(2)                0.35%      0.09%      0.44%       0.00%       0.44%
Aetna Money Market VP                           0.25%      0.09%      0.34%         --        0.34%
Aetna Small Company VP(2)                       0.75%      0.12%      0.87%       0.00%       0.87%
Aetna Value Opportunity VP(2)                   0.60%      0.15%      0.75%       0.00%       0.75%
Fidelity VIP Equity-Income Portfolio(3)         0.48%      0.08%      0.56%         --        0.56%
Fidelity VIP Growth Portfolio(3)                0.57%      0.08%      0.65%         --        0.65%
Fidelity VIP High Income Portfolio              0.58%      0.10%      0.68%         --        0.68%
Fidelity VIP Overseas Portfolio(3)              0.72%      0.17%      0.89%         --        0.89%
Fidelity VIP II Asset Manager Portfolio         0.53%      0.08%      0.61%         --        0.61%
Fidelity VIP II
  Contrafund-Registered Trademark-
  Portfolio(3)                                  0.57%      0.09%      0.66%         --        0.66%
Janus Aspen Aggressive Growth
  Portfolio(4)                                  0.65%      0.01%      0.66%       0.00%       0.66%
Janus Aspen Balanced Portfolio(4)               0.65%      0.01%      0.66%       0.00%       0.66%
Janus Aspen Flexible Income Portfolio(4)        0.65%      0.11%      0.76%       0.00%       0.76%
Janus Aspen Growth Portfolio(4)                 0.65%      0.02%      0.67%       0.00%       0.67%
Janus Aspen Worldwide Growth
  Portfolio(4)                                  0.65%      0.04%      0.69%       0.00%       0.69%
MFS-Registered Trademark- Global
  Governments Series(5)                         0.75%      0.32%      1.07%       0.16%       0.91%
MFS-Registered Trademark- Total Return
  Series(6)                                     0.75%      0.15%      0.90%       0.00%       0.90%
Oppenheimer Aggressive Growth Fund/VA           0.62%      0.02%      0.64%         --        0.64%
Oppenheimer Global Securities Fund/VA           0.64%      0.04%      0.68%         --        0.68%
Oppenheimer Main Street Growth & Income
  Fund/VA                                       0.70%      0.03%      0.73%         --        0.73%
Oppenheimer Strategic Bond Fund/VA              0.74%      0.05%      0.79%         --        0.79%
PPI MFS Capital Opportunities
  Portfolio(7)                                  0.65%      0.25%      0.90%       0.00%       0.90%
PPI MFS Emerging Equities Portfolio(7)          0.66%      0.13%      0.79%       0.00%       0.79%
PPI MFS Research Growth Portfolio(7)            0.69%      0.15%      0.84%       0.00%       0.84%
PPI Scudder International Growth
  Portfolio(7)                                  0.80%      0.20%      1.00%       0.00%       1.00%
PPI T. Rowe Price Growth Equity
  Portfolio(7)                                  0.60%      0.15%      0.75%       0.00%       0.75%


 (1) Certain of the fund advisers reimburse the Company for administrative costs incurred in connection with administering the funds as variable funding options under the Policy. These reimbursements are separate from the expenses shown above and do not affect, directly or indirectly, the expenses paid by investors.
 (2) The investment adviser is contractually obligated through December 31, 2001 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to maintain a certain expense ratio. Actual expenses for these funds for the period ended December 31, 2000 were at or below contractual limits.
 (3) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
 (4) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Aggressive Growth, Balanced, Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of any expense offset arrangements.
 (5) The series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The "Other Expenses" shown above do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, Net Fund Annual Expenses After Waivers or Reductions would be lower and would equal 0.90% for the series. In addition, MFS has contractually agreed, subject to reimbursement, to bear expenses for the series such that the series' Other Expenses (after taking into account the expense offset arrangement), do not exceed 0.15% of the average daily net assets of the series during the current fiscal year. This contractual fee arrangement will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series.
 (6) The series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The "Other Expenses" shown above do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, Net Fund Annual Expenses After Waivers or Reductions would be lower and would equal 0.89% for the series.
 (7) The investment adviser has agreed to reimburse the portfolios for expenses and/or waive its fees, so that, through at least April 30, 2002, the aggregate of each portfolio's expenses will not exceed the combined investment advisory fees and other expenses shown under the Net Fund Annual Expenses After Waivers or Reductions column above.

REDUCTION OF CHARGES


The Policies are available for purchase by corporations or other groups where the individuals share a common employer or affiliation with the group or sponsoring organization. Each Policy covers a single insured. We reserve the right to reduce premium charges or any other charges on certain multiple life sales ("cases") where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the Policy owner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which we believe to be relevant to the expected reduction of our expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modification by us on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any Policy owners.

POLICY CHOICES

When you buy a Policy, you make several important choices:

- Which life insurance qualification method best suits your needs - cash value accumulation or guideline premium;

- Which one of the three death benefit options you would like;

- The premium accumulation rate you would like if you choose death benefit Option 3;

- The way your premiums will be allocated to the Funds and/or the Fixed Account;

- The amount of premium you intend to pay. For Corporate VUL only, you must decide whether you want to pay the amount necessary to guarantee your death benefit to age 80 or 100.

Each of these choices is described in detail below:

PREMIUM PAYMENTS

Planned premiums are those premiums you choose to pay on a scheduled basis. We will bill you annually, semiannually, or quarterly, or at any other agreed-upon frequency. Additional premiums are any premiums you pay in addition to planned premiums.

CORPORATE VUL ONLY

During the first five policy years, payment of the minimum monthly premium assures that the Policy will remain in force, as long as there are no partial surrenders or loans taken during that time. The minimum monthly premium is stated in the Policy. If minimum monthly premiums are not paid, or there are partial surrenders or loans taken during the first five policy years, the Policy will lapse if the surrender value is less than the next monthly deduction.

Minimum monthly premiums are current if premiums paid, minus loans and partial surrenders, are greater than or equal to the minimum monthly premium multiplied by the number of months the Policy has been in force.

CORPORATE VUL AND CORPORATE VUL II

Payment of minimum monthly premiums, planned premiums, or additional premiums in any amount will not, except as noted above, guarantee that your Policy will remain in force. Conversely, failure to pay planned premiums or additional premiums will not necessarily cause your Policy to lapse. For Corporate VUL, not paying your planned premiums can, however, cause the guaranteed death benefit provision to terminate. (See "Guaranteed Death Benefit.") The Policy's surrender value must be sufficient to cover the next monthly deduction or, for Corporate VUL only, the no lapse coverage must be in effect to keep the policy in force.

At any time, you may increase your planned premium by written notice to us, or pay additional premiums, except that:

- We may require evidence of insurability if the additional premium or the new planned premium during the current policy year increases the difference between the death benefit and the total account value. If satisfactory evidence of insurability is requested and not provided, we will refund the increase in premium without interest and without investing such amounts in the underlying funding options.


- If you have chosen the guideline premium method for life insurance qualification in no event may the total of all premiums paid exceed the then-current maximum premium limitations established by federal income tax law for a Policy to qualify as life insurance. (See "Tax Matters.")

- If, at any time, a premium is paid which would result in total premiums exceeding such maximum premium limitations, we will only accept that portion of the premium which will make total premiums equal to the maximum. Any part of the premium in excess of that amount will be returned or applied as otherwise agreed and no further premiums will be accepted until allowed by the then-current maximum premium limitations prescribed by law.

- If you make a sufficient premium payment when you apply for a Policy, and have answered favorably to certain questions relating to the Insured's health, a "temporary insurance agreement" in the amount applied for (subject to stated maximums) will be provided.

- After the first premium payment, all premiums must be sent directly to our Administrative Office and will be deemed received when actually received at the Administrative Office. Your premium payments received during a valuation period at the Administrative Office will be allocated as you have directed and amounts allocated to the Funds will be credited at the accumulation unit value determined at the end of the valuation period after each payment is received in the Administrative Office.

You may reallocate your future premium payments at any time free of charge. Any reallocation will apply to premium payments made after you have received written verification from us.

Under limited circumstances, we may backdate a Policy, upon request, by assigning a date of issue earlier than the date the application is signed, but no earlier than six months prior to state approval of the Policy. Backdating may be desirable, for example, so that you can purchase a particular policy specified amount for lower cost of insurance rates, based on a younger insurance age. For a backdated Policy, you must pay the minimum premium payable for the period between the date of issue and the date the initial premium is invested in the Separate Account. Backdating of your Policy will not affect the date on which your premium payments are credited to the Separate Account and you are credited with accumulation units. You cannot be credited with accumulation units until your net premium is actually deposited in the Separate Account. (See "Policy Values.")

If we decline an application for a policy we will refund all premium payments made.

GUARANTEED DEATH BENEFIT--CORPORATE VUL ONLY

The guaranteed death benefit assures that as long as the guaranteed death benefit premium test, as described below, is met, the Policy will stay in force even if the Surrender Value is insufficient to cover current monthly deductions. The guaranteed death benefit premium is a specified amount of premium required to keep the Policy in force to either age 80 or age 100 of the Insured.

By paying the specified guaranteed death benefit premium, you can choose which guaranteed Death Benefit will be in effect. This benefit may not be available to all risk classes

We will test annually to determine if the sum of all premiums paid to date is sufficient to support the guaranteed death benefit then in effect. In order for the guaranteed death benefit to be in effect, the cumulative premiums paid less partial surrenders must be greater than or equal to the required monthly guaranteed death benefit premium times the number of months elapsed since the Policy's date of issue.

If these premiums are deficient, the Policy owner will be notified and given 61 days to pay the amount deficient. If the guaranteed death benefit to age 100 had been in place, and the amount deficient is not received within the 61-day period, the guaranteed death benefit to age 80 will be substituted. If the cumulative premium test is satisfied based on the guaranteed death benefit premium to age 80, the guaranteed death benefit to age 80 will then be in effect. Otherwise the guaranteed death benefit will terminate. If the guaranteed death benefit to age 80 had been in effect and the amount deficient is not received within the 61-day period, the guaranteed death benefit will terminate.

If the guaranteed death benefit is terminated it may not be reinstated.

Increases, decreases, partial surrenders, and death benefit option changes may affect the guaranteed death benefit premium. These events and loans may also affect the Policy's ability to remain in force even if the cumulative annual guaranteed death benefit test has been met.

LIFE INSURANCE QUALIFICATION

A Policy must satisfy either of two testing methods to qualify as a life insurance contract for tax purposes under Section 7702 of the Code. At the time of purchase, you may choose a Policy which uses either the guideline premium test or the cash value accumulation test. Both methods require a life insurance policy to meet minimum ratios of life insurance coverage to total account value. We refer to the ratios as applicable percentages. We refer to required life insurance coverage in excess of the total account value as the death benefit corridor.

The applicable percentages for the guideline premium test are 250% through attained age 40, decreasing over time to 100% at attained age 95 and above. The guideline premium test also restricts the maximum premiums that may be paid into a life insurance policy for a specified death benefit. The cash value accumulation test does not limit premiums which may be paid but has higher required applicable percentages. For example, applicable percentages for Corporate VUL non-smokers range from 716% at attained age 20, 372% at attained age 40 to 100% at attained age 100. Applicable percentages for Corporate VUL II non-smokers range from 730% at attained age 20, 380% at attained age 40 to 100% at attained age 100.


If your primary objective were to pay as much premium as possible into the Policy to target a cash value funding objective, generally a cash value accumulation method policy would best meet your needs, since it generally permits higher premium payments. The choice, however, might result in higher eventual Cost of Insurance charges because of the higher death benefit corridor. In addition, the payment of higher premiums which would be associated with choosing the cash value accumulation method, increases the possibility that the amount paid into the Policy will exceed the amount that would have been paid had the Policy provided for seven level annual premiums (the "7-pay test"). If premiums paid exceed such limit during any 7-pay testing period, any partial surrender or Policy loan may be subject to federal income taxation. (See "Tax Matters.")


If your primary objective were to maximize the potential for growth in total account value, or to conserve total account value, generally a guideline premium Policy would best meet your needs. This is because the applicable percentages are lower, resulting in lower Cost of Insurance charges for the smaller required death benefit corridor coverage.

If your primary objective were to provide a specified death benefit at low cost, then generally there is no difference between the testing methods because the planned premium will be less than the maximum premium limit under the guideline premium test and additional death benefit insurance coverage may not be necessary under either testing method to comply with the death benefit corridor requirements.

DEATH BENEFIT OPTIONS

At the time of purchase, you must choose from three available death benefit Options. The amount payable under the option chosen will be determined as of the date of the Insured's death. The death benefit may be affected by partial surrenders. The death benefit for all three options will be reduced by the loan account value plus any accrued interest.

Under OPTION 1, the death benefit will be the greater of the specified amount or target face amount if a term insurance rider is attached to the Policy (see "Term Insurance Rider"), or the applicable percentage of the total account value. Option 1 generally provides a level death benefit.

Under OPTION 2, the death benefit will be the greater of the specified amount, plus the total account value or the target face amount if a term insurance rider is attached to the Policy (see "Term Insurance Rider"), or the applicable percentage of the total account value. Option 2 provides a varying death benefit which increases or decreases over time, depending on the amount of premium paid and the investment performance of the underlying funding options you choose.

Under OPTION 3, the death benefit will be the greater of the specified amount plus the accumulated premium(s) accumulated at the premium accumulation rate or target face amount if a term insurance rider is attached to the Policy (see "Term Insurance Rider"), or the applicable percentage of the total account value but will not exceed the total death benefit paid under Option 2. This option may only be selected at issue.

The choice of death benefit option should be based upon the pattern of death benefits which best matches the intended use of the Policy. For example, an Option 1 Policy should be chosen for a simple, fixed, level total death benefit need. Option 2 would be chosen to provide a level death benefit in addition to the policy total account value, and Option 3 would provide a level death benefit for the specified amount plus a return of accumulated premiums.

Choosing the option which provides the lowest pattern of death benefits which meets the desired need will be the most efficient for accumulating potential cash value, since the lower Cost of Insurance charges will improve the growth or preservation of the total account value. Other than providing the appropriate pattern of desired death benefits, there is no economic advantage of one option over another, since the Cost of Insurance charges for all three Options is based upon the amount at risk, the difference between the death benefit and the total account value each month.

The same is true for the choice of a premium accumulation rate under Option 3. Choice of a higher premium accumulation rate will cause the death benefit to increase more rapidly, but this will also generate higher Cost of Insurance charges and lower the potential growth in total account value.

INITIAL ALLOCATIONS TO FUNDING OPTIONS

At purchase, you must decide how to allocate your net premiums among the Funds and/or the Fixed Account. Net premiums must be allocated in whole percentages. You should carefully consider current market conditions and each Fund's investment policies and related risks before allocating money to the Funds.

TRANSFERS BETWEEN FUNDING OPTIONS

Before the maturity date, you may transfer Policy values from one Fund to another at any time, or to the Fixed Account. For Corporate VUL II, the Company reserves the right to charge $25 for each transfer after the twelfth transfer per year. Within 45 days after each policy anniversary, and before the maturity date, you may also transfer a portion of the Fixed Account Value to one or more Funds. A transfer from the Fixed Account is allowed only once in the 45-day period after the Policy anniversary and will be effective as of the next valuation period after your request is received at our Administrative Office. The amount of such transfer cannot exceed the greater of 20% of the greatest amount held in the fixed account value during the prior 5 years or $1000.

Any transfer among the Funds or to the Fixed Account will result in the crediting and cancellation of accumulation units based on the accumulation unit values determined at the end of the valuation period after your request is received by us at our Administrative Office. (See "Accumulation Unit Value.")

Orders for the purchase of Fund shares may be subject to acceptance by the Fund. We reserve the right to reject, without prior notice, any transfer request to a subaccount if the subaccount's investment in the corresponding Fund is not accepted by the Fund for any reason.

You should carefully consider current market conditions and each Fund's investment policies and related risks before transferring values among the Funds.

LIMITS ON FREQUENT TRANSFERS

The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a Fund and raise its expenses. This in turn can have an adverse effect on Fund performance. Accordingly, corporations and individuals who use market-timing investment strategies and make frequent transfers should not purchase the Policy.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple Policy owners. Such restrictions could include:

(1) Not accepting transfer instructions from an agent acting on behalf of more than one Policy owner; and

(2) Not accepting preauthorized transfer forms from market-timers or other entities acting on behalf of more than one Policy owner at a time.

We further reserve the right to impose, without prior notice, restrictions or transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy owners.


TELEPHONE TRANSFERS



You may request a transfer of account values either in writing or by telephone. You may also send your request by facsimile to the Administrative Office. In order to make telephone transfers, a written telephone transfer authorization form must be completed by the policyowner and returned to the Administrative Office. Once the form is processed, the policy owner may request a transfer by telephoning the Administrative Office. All transfers must be in accordance with the terms of the Policy.



Transfer instructions are currently accepted for each valuation period. Once instructions have been accepted and processed, they may not be rescinded; however, new telephone instructions may be given on the following day. If the transfer instructions are not in good order, the Company will not execute the transfer and you will be notified.



We will use reasonable procedures, such as requiring identifying information from callers, recording telephone instructions, and providing written confirmation of transactions, in order to confirm that telephone instructions are genuine. Any telephone instructions which we reasonably believe to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this procedure, the policy owner will bear the risk of loss. If the Company does not use reasonable procedures, as described above, it may be liable for losses due to unauthorized instructions.



Please note that the telephone and/or facsimile may not always be available. Any telephone or facsimile, whether it is yours, your service provider's or your agent's, can experience outages or slowdowns for a variety or reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should send your request in writing to our Administrative Office.

POLICY VALUES

TOTAL ACCOUNT VALUE

The net premium is the premium paid, less the premium charge (Corporate VUL) or the premium paid, less the premium charge, less a premium tax charge (Corporate VUL II).

Once your Policy has been issued, each net premium allocated to a funding option through the Separate Account is credited in the form of accumulation units for the funding option based on that funding option's accumulation unit value (see below). Each net premium received after the date of issue will be credited to your Policy at the accumulation unit value(s) determined for the valuation period in which it is received by us at our Administrative Office following the date of issue of the Policy. (See "Premium Payments.") The number of accumulation units credited is determined by dividing the net premium by the value of an accumulation unit computed at the end of the valuation period during which we receive the premium. Shares in each Fund elected by you will be purchased by the Separate Account at the net asset value next determined by the Fund following receipt of the net premium by the Company. Since each Fund has its own accumulation unit value, a Policy owner who has elected a combination of funding options will have accumulation units credited for each funding option.

The total account value of your Policy is the sum of the fixed account value, separate account value and loan account value. It is determined by:

(a) multiplying the total number of accumulation units credited to the Policy for each applicable funding option by its appropriate current accumulation unit value;

(b) if you have elected a combination of funding options, totaling the resulting values;

(c)  adding any values attributable to the Fixed Account; and

(d)  any values attributable to the Loan Account.

The number of accumulation units credited to a Policy for each funding option will not be changed by any subsequent change in the value of an accumulation unit. The number is increased by subsequent contributions or transfers into that funding option, and decreased by charges and withdrawals from that funding option.

There is no assurance that the separate account value of the Policy will equal or exceed the premiums paid and allocated to the Separate Account.

You will be advised at least annually as to the number of accumulation units which remain credited to the Policy for each Fund, the current accumulation unit values, the separate account value, the fixed account value, and the total account value.

ACCUMULATION UNIT VALUE

The value of an accumulation unit for any valuation period is determined by multiplying the value of an accumulation unit for the immediately preceding valuation period by the net investment factor for the current period for the appropriate Fund. The net investment factor equals the net investment rate plus
1.0000000. The net investment rate is determined separately for each Fund. It is computed according to a formula that is equivalent to the following:

(a) the net assets of the Fund held in Variable Life Account B at the end of a valuation period, minus

(b) the net assets of the Fund held in Variable Life Account B at the beginning of that valuation period, plus or minus

(c) taxes or provisions for taxes, if any, attributable to the operation of Variable Life Account B, divided by

(d) the value of the accumulation units held by Variable Life Account B at the beginning of the valuation period, minus

(e) a daily charge for mortality and expense risk and for administrative expenses in connection with these Policies.

(See "Charges and Fees Associates with the Variable Funding Options.")

MATURITY VALUE

The maturity value of the Policy is the total account value on the maturity date, less the loan account value and any unpaid accrued interest. The maturity date is the policy anniversary on which the Insured reaches attained age 100.

SURRENDER VALUE

The surrender value of your Policy is the amount you can receive in cash by surrendering the Policy. This equals the total account value (minus the applicable surrender charge for Corporate VUL), the loan account value and any accrued interest, plus any credit for premium charges paid. All or part of the surrender value may be applied to one or more of the settlement options. (See "Surrender Charge.")

POLICY RIGHTS

PARTIAL SURRENDERS

A partial surrender may be made at any time after the first policy year. If, at the time of a partial surrender your total account value is attributable to more than one funding option, the surrender charge (Corporate VUL only), transaction charge and the amount paid to you upon the surrender will be taken proportionately from the accumulation unit values in each funding option.

The amount of a partial surrender may not exceed the surrender value on the date the request is received and may not be less than $500.

Partial surrenders may only be made prior to election of a settlement option.

For an Option 1 Policy (see "Death Benefit Options"):

A partial surrender will reduce the total account value, death benefit, and specified amount. The specified amount and total account value will be reduced by equal amounts and will reduce any past increases in the reverse order in which they occurred.

For an Option 2 Policy (see "Death Benefit Options"):

A partial surrender will reduce the total account value and the death benefit, but it will not reduce the specified amount.

For an Option 3 Policy (see "Death Benefit Options"):

A partial surrender will reduce the total account value, death benefit, and specified amount. The specified amount and total account value will be reduced by equal amounts and will reduce any past increases in the reverse order in which they occurred.

Payment of any amount due from the separate account values on a full or partial surrender will be made within seven calendar days after we receive your written request at our Administrative Office in a form satisfactory to us. Payment may be postponed when the New York Stock Exchange has been closed and for such other periods as the Commission may require. Additionally, for Corporate VUL II, payment may be postponed when trading on the New York Stock Exchange is restricted, when an emergency exists so that disposal of the securities held in the Funds is not reasonably practicable or it is not reasonably practicable to determine the value of the Funds' net assets; or during any other period when the Commission, by order, so permits for the protection of securityholders. Payment from the fixed account values may be deferred up to 6 months, except when used to pay premiums to the Company.

The specified amount remaining in force after a partial surrender may not be less than $100,000. Any request for partial surrender that would reduce the specified amount below this amount will not be granted. In addition, if, following the partial surrender and the corresponding decrease in the specified amount, the Policy would not comply with the maximum premium limitations required by federal tax law, the decrease may be limited to the extent necessary to meet the federal tax law requirements.

AVOIDING LOSS OF COVERAGE


Take note: The following explanations of the NO-LAPSE COVERAGE PROVISIONS and the REINSTATEMENT OF A LAPSED POLICY should be read together with the GUARANTEED DEATH BENEFIT PROVISION (Corporate VUL only), discussed earlier under POLICY CHOICES. These three provisions and the interrelationship between them determine whether you keep or lose your insurance. (If you have any questions about how they operate and how each provision affects the others, please contact the Administrative Office.)


NO LAPSE COVERAGE--CORPORATE VUL ONLY

A Corporate VUL Policy will not terminate during the five-year period after its date of issue or the date of issue of any increase if, on each monthly deduction day within that period, the sum of premiums paid equals or exceeds: 1) the sum of the minimum monthly premiums for each Policy month from the date of issue, including the current month; plus, 2) any partial surrenders; plus 3) any increase in loan account value since the Policy's date of issue or the effective date of any increase.

If, on each monthly deduction day within the five-year period, the sum of premiums paid is less than the sum of items 1, 2, and 3 above, and the surrender value is insufficient to cover the current monthly deduction, the grace period provision will apply. The 61-day grace period begins on the monthly deduction day on which the surrender value is insufficient to cover the current monthly deduction. The Policy will terminate without value at the end of the 61-day period unless sufficient payment described in the notification letter is received by the Company.

After the five-year period expires, and depending on the investment performance of the Funds, the total account value may be insufficient to keep this Policy in force, and payment of an additional premium may be necessary, unless the guaranteed death benefit provision is in effect.

REINSTATEMENT OF A LAPSED POLICY

A lapse occurs if your monthly deduction is greater than the Policy's surrender value and no payment to cover the deduction is made within the 61 days of our notifying you.

You can apply for reinstatement within five years after the date of lapse and before the maturity date. To reinstate your Policy we will require satisfactory evidence of insurability and an amount sufficient to pay for the current monthly deductions, plus two additional monthly deductions.

For Corporate VUL only, if the Policy is reinstated within five years of the Policy's date of issue, or while the no lapse coverage provision (see "No Lapse Coverage") would be in effect if this Policy had not lapsed, all values, including the loan account value, will be reinstated to the point they were on the date of lapse. However, the guaranteed death benefit provision will not be reinstated.

For Corporate VUL II, and Corporate VUL when the no lapse coverage provision (see "No Lapse Coverage") has expired, the Policy will be reinstated on the monthly deduction day following our approval. The Policy's total account value at reinstatement will be the net premium paid less the monthly deduction due that day. Any loan account value will not be reinstated, and the guaranteed death benefit will not be reinstated.

If the Policy's surrender value less any loan account value plus accrued interest is not sufficient to cover the full surrender charge at the time of lapse, the remaining portion of the surrender charge will also be reinstated at the time of Policy reinstatement.

POLICY LOANS

Unless otherwise required by state law, the maximum loan amount is 90% of the sum of the fixed account value and the separate account value less the surrender charge applicable at the time of the loan.

An amount equal to what you receive for a loan, together with any interest added to the loan for due and unpaid interest, as described below, will be added to the loan account value.

CORPORATE VUL ONLY

Loans taken during the first ten policy years are considered nonpreferred loans. Beginning in the eleventh policy year, up to 10% of the maximum loan amount available at the beginning of a policy year can be taken as a preferred loan during that policy year at zero net cost to the Policy owner. Amounts borrowed that are in excess of the maximum loan amount available for a preferred loan will be considered a nonpreferred loan.

CORPORATE VUL AND CORPORATE VUL II

If a policy loan is requested, the amount to be borrowed will be withdrawn by us from the funding options and fixed account value in proportion to the value of the Policy attributable to each funding option and the Fixed Account. For Corporate VUL II and, subject to state approval for Corporate VUL, repayments on the loan will be allocated in proportion to the value withdrawn from the Fixed Account, if any, and to the variable funding options according to the Policy owner's then current premium allocations. If state approval has not been received for Corporate VUL, repayments on the loan will be allocated among the funding options in the same proportion as the loan was taken from the funding options. The loan account value will be reduced by the amount of any loan repayment.

Interest on loans will accrue at an annual rate which will be the greater of:

  1) The monthly average (i.e., the Composite Yield on Corporate Bonds as published by Moody's Investors Service, Inc.) for the calendar month which ends two months before the month in which the policy anniversary occurs, or

  2) 5.0%.

Increases to the current interest rate may occur only when the maximum annual interest rate is at least .5% higher than the interest rate in effect for the prior policy year.

Decreases to the current interest rate will occur only when the maximum annual interest rate is at least .5% lower than the interest rate in effect for the prior policy year.

We will notify you of the current interest rate charged for a loan at the time the loan is made. If your Policy has a loan outstanding, we will notify you of any change in the interest rate before the new rate becomes effective.

Interest is payable once a year on each anniversary of the loan, or earlier upon surrender, payment of proceeds, or maturity of a Policy. Any interest not paid when due becomes part of the loan and bears interest.

We will credit interest on the loan account value. The loan account value for nonpreferred loans under Corporate VUL, and all loans under Corporate VUL II will be credited interest, during any policy year, at an annual rate that is the interest rate charged on the loan minus 1% for Corporate VUL, and minus a rate not to exceed .90% for Corporate VUL II. However, in no case will the credited interest rate be less than 4.0% annually.

For Corporate VUL only, the loan account value on preferred loans will be credited interest at a rate equal to the interest rate charged. In no case will the credited interest rate be less than 5.0% annually.

POLICY CHANGES

You may make changes to your Policy as described below by submitting a written request to our Administrative Office in a form satisfactory to us.

INCREASES: You may increase the specified amount of your Policy any time subject to the following conditions:

- Satisfactory evidence of insurability may be required.

For Corporate VUL,

- An increase in the specified amount will increase the surrender charge.

- The minimum monthly premium will be increased when the specified amount is increased.

- An Increase in the specified amount will increase the guaranteed death benefit amount and will increase the guaranteed death benefit premium.

- The 5 year period as described in the no lapse coverage provision will restart on the date of issue of an increase.

DECREASES: Generally, you may decrease the specified amount of your Policy; however, no decrease may reduce the specified amount below the minimum for the type of Policy (see "Death Benefit Options"), and the availability of decreases before the sixth policy year for Corporate VUL and before the eighth policy year for Corporate VUL II is subject to approval of this feature by state regulatory agencies and to the Company's satisfaction that the decrease is intended to meet a legitimate, non-insurance related business need of the policy owner.

The following additional rules apply to Corporate VUL policies only:

- Any decrease in the specified amount will cause a decrease in the guaranteed death benefit premium. The guaranteed death benefit premium will be based on the new specified amount.

- Subject to state regulatory approval, at the time of a decrease, we will deduct a surrender charge from the total account value. For this purpose, the surrender charge will be prorated according to the percentage the decrease amount bears to the specified amount before the decrease.

DEATH BENEFIT OPTION CHANGE

A death benefit option change will be allowed, subject to the following conditions:

- The change will take effect on the monthly deduction day on or next following the date on which our Administrative Office receives your written request.

- Evidence of insurability may be required.

- For Corporate VUL only, the change in death benefit option will not change the surrender charge, but will affect the guaranteed death benefit amount and the guaranteed death benefit premium.

We will not allow a change in the death benefit option if the specified amount will be reduced below the minimum.

- Changes from Option 1 to Option 2 are allowed at any time for Corporate VUL II and, subject to state regulatory approval, for Corporate VUL. If state regulatory approval has not been received, such changes are allowed for Corporate VUL only after the fifth policy year. The new specified amount will equal the specified amount less the total account value at the time of the change.

- Changes from Option 2 to Option 1 are allowed at any time. The new specified amount will equal the specified amount plus the total account value as of the time of the change.

- Changes from Option 3 to 1 are allowed at any time. The specified amount will be increased to equal the specified amount prior to the change plus the lesser of the accumulated premiums or the total account value at the time of the change.

- Changes from Option 3 to 2 are allowed at any time for Corporate VUL II and, subject to state regulatory approval, for Corporate VUL. If state regulatory approval has not been received, such changes are allowed for Corporate VUL only after the fifth policy year. The specified amount will be reduced to equal the specified amount prior to the change minus the difference between the total account value and the sum of the accumulated premiums at the time of the change.

- Changes from Options 1 or 2 to Option 3 are not allowed.

RIGHT TO EXAMINE THE POLICY

The Policy has a period during which you may examine the Policy. If for any reason you are dissatisfied, it may be returned to our Administrative Office for a refund. It must be returned within ten days after you receive the Policy and any written notice of withdrawal right, or within 45 days after you sign the application for the Policy, whichever occurs later. Some states provide a longer period of time to exercise these rights. Your Policy will indicate if you have more than 10 days to review the Policy. If you return (cancel) the Policy, we will pay a refund of

  (1) the difference between payments made and amounts allocated to the Separate Account, plus

  (2) the value of the amount allocated to the Separate Account as of the date the returned Policy is received by us, plus

  (3) any fees imposed on the amounts allocated to the Separate Account.

Some state laws require a refund equal to all premiums paid, without interest. In states which require a full refund of premiums during the right-to-examine period, the first net premium will be allocated in its entirety to Aetna Money Market VP, regardless of the policy owner's premium allocation percentages until the day following the expiration of the right-to-examine period. Any other net premium received prior to that day will also be allocated to Aetna Money Market VP. On the day following the expiration of the right-to-examine period, the policy value and future net premiums will be allocated in accordance with the policy owner's selected premium allocation percentages.

If the policy is issued, any monies received prior to policy issue will be credited with the return attributable to Aetna Money Market VP from the date of receipt until the day the policy is issued or, for states which require the full premium refund, until the day following the right-to-examine period on the issued policy.

Refunds will usually occur within seven days of notice of cancellation, although a refund of premiums paid by check may be delayed until the check clears your bank.

PAYMENT OF DEATH BENEFIT

The death benefit is the amount payable to the beneficiary upon the death of the Insured. Any outstanding loan amounts or overdue deductions are withheld from the death benefit payable.

The death benefit under the Policy will be paid in a lump sum within seven days after we receive due proof of the Insured's death (a certified copy of the death certificate), unless you or the beneficiary have elected that it be paid under one or more of the settlement options or such options as we may choose to make available in the future. Payment of the death benefit may be delayed if the Policy is being contested. (See "Settlement Options.")

While the Insured is living, you may elect a settlement option for the beneficiary and deem it irrevocable. You may revoke or change a prior election. The beneficiary may make or change an election within 90 days of the death of the Insured, unless you have made an irrevocable election. A beneficiary who has elected settlement option 1 may elect another option within two years after the Insured's death.

If the Policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any excess death benefit due will be paid as elected.

POLICY SETTLEMENT

SETTLEMENT OPTIONS

There are several ways in which a beneficiary may receive annuity payments due from a death benefit, if elected upon maturity, or which the insured may choose to receive annuity payments from the surrender value of the Policy.

Proceeds in the form of settlement options are payable by the Company upon the Insured's death, upon maturity of the Policy, or upon election of one of the settlement options (after any applicable surrender charges have been deducted).

A written request may be made to elect, change, or revoke a settlement option before payments begin under any settlement option. This request must be in a form satisfactory to us, and will take effect upon its filing at the Administrative Office. If no settlement option has been elected by the Policy owner when the death benefit becomes payable to the beneficiary, that beneficiary may make the election. If the Policy has been assigned, we must consent to the election of any settlement option. We may refuse to permit a settlement option if the payee is not a natural person. Also, the annuitant's age plus the number of years for which payments are guaranteed under a settlement option may not exceed 95.

The amount of the first payment for settlement options other than payment of interest on a sum left with us (whether on a fixed or variable basis) is determined, based on the option chosen, using the annuity rates specified in the Policy. This rate is the same regardless of whether an annuitant is male or female.

There may be different tax consequences associated with the various settlement options.

The following are the currently available settlement options (others may become available). Options 2, 3 and 4 are in the form of an annuity, which is a series of payments for life or a definite period of time.

SETTLEMENT OPTIONS FOR CORPORATE VUL

OPTION 1 -- Payment of interest on the sum left with us;

OPTION 2 -- Payments for a stated number of years, at least three but no more than thirty. If variable payments are selected for this option, you may withdraw all or a portion of the remaining payments at any time.

OPTION 3 -- Payments for the lifetime of the payee. If also chosen, we will guarantee payments for 60, 120, 180 or 240 months; or

OPTION 4 -- Payments during the joint lifetimes of two payees. At the death of either, payments will continue to the survivor. When this option is chosen, a choice must be made of:

  a)  100% of the payment to continue to the survivor;

  b)  66 2/3% of the payment to continue to the survivor;

  c)  50% of the payment to continue to the survivor;

  d) Payments for a minimum of 120 months, with 100% of the payment to continue to the survivor; or

  e) 100% of the payment to continue to the survivor if the survivor is the payee, and 50% of the payment to continue to the survivor if the survivor is the second payee.

In most states, no election may be made that would result in a first payment of less than $25 or that would result in total yearly payments of less than $120. If the value of the Policy is insufficient to elect an option for the minimum amount specified, a lump-sum payment must be elected.

Proceeds applied under Option 1 will be held by us in the General Account. Proceeds in the General Account will be used to make payments on a fixed-dollar basis. We will add interest to such proceeds at an annual rate of not less than 3.0%. We may add interest daily at any higher rate.

Under Option 1, the payee may later tell the Company to (a) pay to him or her a portion of all of the sum held by the Company; or (b) apply a portion of all of the sum held by the Company to another Settlement Option.

Proceeds applied under settlement options 2, 3 and 4 will be held at the election of you or your beneficiary: (a) in a fixed annuity using the General Account; or (b) in Variable Annuity Account B, invested in one or more of the available investment options; or (c) a mix of (a) and (b). Proceeds held in Variable Annuity Account B will be used to make payments on a variable basis.

SETTLEMENT OPTIONS FOR CORPORATE VUL II

Options 1, 2 and 3 described below are available on either a fixed payment or a variable payment basis.

For a fixed settlement option, the amount of the first and each subsequent payment is the same. That amount will be based on an interest rate of at least 3%.

If our then current settlement option rate would provide higher payments on a comparable fixed payment annuity at the time payments commence, we also will use the higher rate for fixed settlement options under a Policy.

Except to the extent noted below for Option 1, no withdrawals from or changes of a settlement option may be made under Options 1, 2 and 3 once payments begin.

OPTION 1 -- Payments for a stated number of years, but no more than thirty. The period must be for at least five years, but if variable payments are selected, you may withdraw all or a portion of the remaining payments at any time.

OPTION 2 -- Payments for the lifetime of the annuitant. If also chosen, we will guarantee payments for a number of years from 5 to 30 or a "cash refund" upon the annuitant's death. The cash refund election is available only if all amounts allocated to this Option 2 are on a fixed basis and are subject to that election. The amount of the cash refund is the difference between the amount applied to this annuity option at the time of settlement and the total amount of payments received under the option prior to the annuitant's death.

OPTION 3 -- Life income based upon the lives of two annuitants - payments during the joint lifetimes of two annuitants. Payments will continue until both annuitants have died. When this option is chosen, a choice must be made of (a) 100%, 66 2/3% or 50% of the payment to continue after the first death; (b) payments for a minimum of 5 to 30 years, with 100% of the payment to continue after the first death; (c) 100% of the payment to continue to the surviving annuitant if the survivor is the original payee, and 50% of the payment to continue to the survivor if the surviving annuitant is the second payee; or (d) 100% of the payment to continue after the first death, with a "cash refund" feature comparable to that described for Option 2 above.

OPTION 4 -- Payment of interest on the sum left with us at 3% or such higher rate as we may, in our sole discretion, declare. After commencement of this option, the payee may make a written request to receive all or a portion of the amount held under this option as a lump sum or have it applied to one or more of the other available settlement options.

Upon the death of the annuitant(s), any remaining guaranteed payments will continue to the Beneficiary unless the beneficiary elects to receive the present value of any remaining guaranteed payments in a lump sum. Such payments will be paid at least as rapidly as under the method of distribution then in effect. If the beneficiary dies while receiving payments, the present value of any remaining guaranteed payments will be paid in one sum to the beneficiary's estate.

Although the foregoing discussion of settlement options is in terms of monthly payments, you or your beneficiary may elect to receive quarterly, semi-annual or annual payments instead.

No fixed or variable settlement option may be elected that would result in a first payment of less than $50 or that would result in total yearly payments of less than $250. If the proceeds payable are insufficient to elect an option for these minimum amounts, a lump-sum payment must be elected.

CALCULATION OF VARIABLE PAYMENT SETTLEMENT OPTIONS VALUES

Variable settlement options will be supported by the then available Funds of the Company's Variable Annuity Account B (Account B), a separate account very similar to the Separate Account, except that Account B supports variable annuity benefits, rather than variable life insurance benefits. We reserve the right to impose a maximum limit of four Funds that can be used at any one time for a Settlement Option. We will provide an Account B prospectus in connection with selection of a Settlement Option. That prospectus will describe the available Funds, the cost and expenses of such Funds and the charges imposed on Account B. The available Funds may be, and the charges imposed on Account B are expected to be, different from those that relate to the Separate Account prior to commencement of a settlement option. Accordingly, you should review the Account B prospectus, as well as the prospectuses for Account B's underlying Funds, prior to selecting any variable payment settlement option.

You make transfers among Funds under our administrative procedures in effect at the time. Currently, we limit the number of transfers to four per calendar year, but we can change this limit in the future.

For a variable settlement option, the first payment is determined using an assumed interest rate of 3.5% or 5% as selected by the Policy owner or payee, as the case may be. Subsequent payments will vary based on Fund performance as discussed below. The initial payment will be higher if 5% is elected as the assumed interest rate; but subsequent payments will increase less with favorable fund performance (and decrease more with unfavorable Fund performance) than if 3.5% is elected.

The amount of each variable annuity payment after the first is determined pursuant to a formula described in the Policies that is generally used by actuaries for making such calculations. Generally speaking, if the total return of the Fund for any month, less a deduction currently equivalent to an annual rate of 1.25% for mortality and expense risks which we expect to result in a profit to us, exceeds the settlement option's assumed interest rate (3.5% or 5%, as discussed above), the next variable payment will be larger than the previous one. On the other hand, if the Fund's total return for any month, as so adjusted, is less than the assumed rate, the next variable payment will be smaller than the previous one.

TERM INSURANCE RIDER

The Policy can be issued with a term insurance rider as a portion of the total death benefit. The rider provides term life insurance on the life of the Insured, which is annually renewable to attained age 100. This rider will continue in effect unless explicitly canceled by the Policy owner. The rider provides a vehicle for short-term insurance protection for Policy owners who desire lower required premiums under the Policy, in anticipation of growth in total account value to fund life insurance coverage in later policy years. The amount of coverage provided under the rider's benefit amount, varies from month to month.

CORPORATE VUL

The benefit amount is the greater of (a) or (b), where (a) is the target face amount, which is an amount selected by you, or a percentage of the total account value as described in the Policy if that percentage is greater than the target face amount; less (i) the greater of the Policy's specified amount and total account value, if death benefit option 1 is in effect; or (ii) the Policy's specified amount plus the total account value, if death benefit option 2 is in effect; or (iii) the Policy's specified amount plus the accumulated premiums, if death benefit option 3 is in effect; (b) is zero. The result of death benefit option 3 will never be greater than the result of death benefit option 2. We may limit the target face amount selected.

CORPORATE VUL II

The benefit amount is the target face amount minus the specified amount. However, if the death benefit of the Policy is defined as a percentage of the total account value, the benefit amount is zero.

The cost of the rider is added to the monthly deductions, and is based on the Insured's premium class and attained age for Corporate VUL, or the Insured's premium class, issue age and the number of policy years elapsed for Corporate VUL II. We may adjust the monthly rider rate from time to time, but the rate will never exceed the guaranteed cost of insurance rates for the rider for that policy year. For Corporate VUL only, the cost for this rider is added to our calculation of the minimum monthly premium for no lapse protection and to our calculation of the guaranteed death benefit premium.

If the Policy's death benefit increases as a result of an increase in total account value (see "Life Insurance Qualification"), the rider's target death benefit will be reduced by an equivalent amount to maintain the total desired death benefit.

The rider's death benefit is included in the total death benefit paid under the Policy. (See "Death Benefit Options.")

DIRECTORS AND OFFICERS*



       NAME AND ADDRESS               POSITION WITH COMPANY                   BUSINESS EXPERIENCE DURING PAST 5 YEARS
       ----------------               ---------------------                   ---------------------------------------
THOMAS J. MCINERNEY**             Director and President            Has held various executive officer positions within the
                                  (Principal Executive Officer)     Aetna Financial Services organization since 1997, including
                                                                    President of Aetna Life Insurance and Annuity Company, Aetna
                                                                    Retirement Services, Inc., and Aetna Insurance Company of
                                                                    America. Since March of 2001 been Director, President and
                                                                    Chief Executive Officer of Northern Life Insurance Company
                                                                    and has held several directorships within the ING Americas organization. From August 1997 to November 2000 was
                                                                    Executive Vice President and from March 1997 to August 1997 was Vice President, Strategy of Aetna Inc., Aetna Services,
                                                                    Inc. and Aetna Life Insurance Company. From December 1996 to
                                                                    March 1997 was Vice President, Sales and from April 1996 to
                                                                    March 1997 was Vice President, National Accounts of Aetna US
                                                                    Healthcare, Inc. From July 1995 to April 1996 was Vice
                                                                    President, Strategy, Finance and Administration of Aetna
                                                                    Inc.

WAYNE R. HUNEKE***                Director                          Has held several directorships and various executive officer positions within the ING GROEP organization including
                                                                    positions as Chief Financial Officer of Aetna Insurance
                                                                    Company of America, Aetna Life Insurance and Annuity
                                                                    Company, Ameribest Life Insurance Company, Equitable Life
                                                                    Insurance Company of Iowa, First Columbine Life Insurance
                                                                    Company, Golden America Life Insurance Company, Life
                                                                    Insurance Company of Georgia, Midwestern United Life
                                                                    Insurance Company, Security Life of Denver Insurance
                                                                    Company, Southland Life Insurance company and USG Annuity &
                                                                    Life Company (since 2001) and General Manager and Chief
                                                                    Financial Officer of ING Americas (since October 2000).
                                                                    Since August 1994 has held several executive officer
                                                                    positions within ReliaStar Financial Corp., including Senior
                                                                    Executive Vice President, Treasurer, Chief Financial
                                                                    Officer, Senior Vice President, Financial Markets. Since
                                                                    December 2000 has been a director of Aetna Life Insurance
                                                                    and Annuity Company, Aetna Insurance Company of America,
                                                                    Aetna Retirement Services, Inc. and Aetna Retirement
                                                                    Holdings, Inc

       NAME AND ADDRESS               POSITION WITH COMPANY                   BUSINESS EXPERIENCE DURING PAST 5 YEARS
       ----------------               ---------------------                   ---------------------------------------
P. RANDALL LOWERY***              Director                          Has held several directorships and various executive officer positions within the ING GROEP organization including
                                                                    positions as General Manager and Chief Actuary of ING
                                                                    America Insurance Holdings, Inc. (since November 2000).
                                                                    Since 1999 has held the position of Executive Vice President and General Manager, Actuarial/Risk of ING North America
                                                                    Insurance Corporation and since 1990 has also held the
                                                                    position of Senior Vice President and Actuary of ING America
                                                                    Life Insurance Company. From 1999 to November 2000 was First
                                                                    Executive Vice President of ING America Insurance Holdings,
                                                                    Inc. Since December 2000 has been a director of Aetna Life
                                                                    Insurance and Annuity Company, Aetna Insurance Company of
                                                                    America, Aetna Retirement Services, Inc. and Aetna
                                                                    Retirement Holdings, Inc.

ROBERT C. SALIPANTE****           Director                          Has held several directorships and various executive officer positions within the ING GROEP organization including
                                                                    positions as: Chief Operating Officer, ReliaStar Life
                                                                    Insurance Company and Chief Executive Officer of Ameribest
                                                                    Life Insurance Company of Iowa, Golden American Lfie
                                                                    Insurance Company, Midwestern United Life Insurance Company,
                                                                    Security Life of Denver Insurance Company,
                                                                    Security-Connecticut Life Insurance Company, Southland
                                                                    Insurance Company, United Life & Annuity Insurance Company
                                                                    and USG Annuity & Life Company (since 2001); General Manager and Chief Executive Officer of ING Americas (since 2000);
                                                                    President and Chief Operating Officer of ReliaStar Financial
                                                                    Corp. (1999 to 2000); Senior Vice President, Personal
                                                                    Financial Services of ReliaStar Financial Corp. (Since
                                                                    1996); and Senior Vice President, Strategic Marketing and
                                                                    Technology of ReliaStar Financial Corp. (1994 to 1996).
                                                                    Since December 2000 has been a director of Aetna Life
                                                                    Insurance and Annuity Company, Aetna Insurance Company of
                                                                    America, Aetna Retirement Services, Inc. and Aetna
                                                                    Retirement Holdings, Inc. Since 2001 has held several
                                                                    directorships with in the ING Americas organization.

       NAME AND ADDRESS               POSITION WITH COMPANY                   BUSINESS EXPERIENCE DURING PAST 5 YEARS
       ----------------               ---------------------                   ---------------------------------------
MARK A. TULLIS***                 Director                          Has held several directorships and various executive officer positions within the ING GROEP organization including
                                                                    positions as Chief Operating Officer of ReliaStar Life
                                                                    Insurance Company and Chief Executive Officer of Ameribest
                                                                    Life Insurance Company, Equitable Life Insurance Company of
                                                                    Iowa, Golden American Life Insurance Company, Midwestern
                                                                    United Life Insurance Company, Security Life of Denver
                                                                    Insurance Company, Security-Connecticut Life Insurance
                                                                    Company, Southland Insurance Company, United Life & Annuity
                                                                    Insurance Company and USG Annuity & Life Company (since
                                                                    2001); General Manager and Chief of Staff of ING North
                                                                    America Insurance Corporation (since November 2000);
                                                                    Executive Vice President and General Manager, Strategy and
                                                                    Operations of ING North America Insurance Corporation (1999
                                                                    to November 2000); President and Treasurer of Quichot, Inc.
                                                                    (Since 2000). From June 1994 to August 1999 held the
                                                                    position of Executive Vice President of Primerica. Since
                                                                    December 2000 has been a director of Aetna Life Insurance
                                                                    and Annuity Company, Aetna Insurance Company of America,
                                                                    Aetna Retirement Services, Inc. and Aetna Retirement
                                                                    Holdings, Inc.

PAULA CLUDRAY-ENGELKE****         Secretary                         Secretary of Aetna Life Insurance and Annuity Company, Aetna
                                                                    Insurnce Company of America, Ameribest Life Insurance
                                                                    Company, Equitable Life Insurance Company of Iowa, First
                                                                    columbine Life Insurance Company, Golden American Life
                                                                    Insurance Company, Life Insurance Company of Georgia,
                                                                    Midwestern United Life Insurance Company, Security Life of
                                                                    Denver Insurance Company, United Life and Annuity Insurance
                                                                    Company o and Washington Square Securities, Inc. (since
                                                                    2001); Secretary of Northern Life Insurance Company,
                                                                    ReliaStar Life Insurance Company, ReliaStar Life Insurance
                                                                    Company of New York and Security-Connecticut Life Insurance
                                                                    Company (since 2000); Assistant Secretary of Aetna Insurance
                                                                    Company of America and Aetna Life Insurance and Annuity
                                                                    Company since 2000.

       NAME AND ADDRESS               POSITION WITH COMPANY                   BUSINESS EXPERIENCE DURING PAST 5 YEARS
       ----------------               ---------------------                   ---------------------------------------
DEBORAH KOLTENUK**                Vice President and Corporate      Since 1996 has held various officer positions within the
                                  Controller                        financial division of the Aetna Financial Services
                                                                    organization, including Vice President, Treasurer, Chief
                                                                    Financial Officer, Corporate Controller and Assistant
                                                                    Treasurer. From April 1997 to December 2000, held the
                                                                    position of Vice President, Business Strategy and Finance of
                                                                    Aetna Life Insurance Company. From October 1994 to April
                                                                    1996 held the position of Vice President, Investment
                                                                    Planning and Financial Reporting of Aetna Life Insurance
                                                                    Company, The Aetna Casualty and Surety Company and The
                                                                    Standard Fire and Insurance Company.

BRIAN MURPHY**                    Vice President and Chief          Has held various positions in the Compliance area within the
                                  Compliance Officer                Aetna Financial Services organization including Compliance
                                                                    Consultant (June 1996 to May 1997) and Compliance Manager
                                                                    (since January 2000). Also held positions as Vice President and Chief Compliance Officer of Aetna Life Insurance and
                                                                    Annuity Company (since May 2000); and Chief Compliance
                                                                    Officer of Systematized Benefits Administrators, Inc. (since
                                                                    June 2000). From May 1997 to January 2000 held the position of Audit Operations Manager in the Corporate Audit Division
                                                                    of Aetna Inc.



   * Directors, officers and employees of the Company are covered by a blanket fidelity bond in an amount in excess of $60 million issued by Lloyds of London.

  ** The address of these Directors and Officers is 151 Farmington Avenue, Hartford, Connecticut. These individuals may also be directors and/or officers of other affiliates of the Company.

 *** The address of these Directors and Officers is 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327-4390. These individuals may also be directors and/or officers of other affiliates of the Company.

 **** The address of this Director is 20 Washington Avenue South, Minneapolis,
      Minnesota 55401. This individual may also be a director and/or an officer of other affiliates of the Company.



ADDITIONAL INFORMATION

REPORTS TO POLICYOWNERS

Within 30 days after each policy anniversary and before proceeds are applied to a settlement option, we, or our designees will send you a report containing the following information:

  1) A statement of changes in the total account value and surrender value since the prior report or since the date of issue, if there has been no prior report. This includes a statement of monthly deductions and investment results and any interest earnings for the report period;

  2) surrender value, death benefit, and any loan account value as of the policy anniversary;

  3) A projection of the total account value, loan account value and surrender value as of the succeeding policy anniversary.

If you have Policy values funded in a Separate Account you will receive, in addition, such periodic reports as may be required by the Commission.

Some state laws require additional reports; these requirements vary from state to state.

RIGHT TO INSTRUCT VOTING OF FUND SHARES

In accordance with our view of present applicable law, we will vote the shares of each of the Funds held in each separate account. The votes will be cast at meetings of the shareholders of the Fund and will be based on instructions received from Policy owners. However, if the 1940 Act or any regulations thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the Fund in our own right, we may elect to do so.

To determine how many votes each policy owner is entitled to direct with respect to a Fund, first we will calculate the dollar amount of your account value attributable to that Fund. Second, we will divide that amount by $100.00. The result is the number of votes you may direct. During the settlement option period, the number of votes is determined by dividing the valuation reserve (as defined below) attributable in the Fund, if any, by the net asset value of one share of the Fund. Fractional votes will be counted. Where the value of the total account value or the valuation reserve relates to more than one Fund, the calculation of votes will be performed separately for each Fund. The valuation reserve is established pursuant to the insurance laws of Connecticut to measure voting rights during the settlement option period and the value of a commutation right, if available, under settlement option 2 when elected on a variable basis.

The number of shares which a person has a right to vote will be determined as of a date to be chosen by us, but not more than 90 days before the meeting of the Fund. Voting instructions will be solicited by written communication at least 14 days before such meeting.

Fund shares for which no timely instructions are received, and Fund shares which are not otherwise attributable to Policy owners, will be voted by us in the same proportion as the voting instructions which are received for all Policies participating in each Fund through Variable Life Account B.

Policyowners having a voting interest will receive periodic reports relating to the Fund, proxy material and a form for giving voting instructions.

DISREGARD OF VOTING INSTRUCTIONS

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objectives of a Fund or to approve or disapprove an investment advisory contract for a Fund. In addition, we may disregard voting instructions in favor of changes initiated by a Policy owner in the investment policy or the investment adviser of the Fund if we reasonably disapprove of such changes.

A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we determined that the change would have an adverse effect on the separate accounts in that the proposed investment policy for a Fund may result in overly speculative or unsound investments. In the event we do disregard voting instructions, a summary of that action and the reasons for such action will be included in the next annual report to Policy owners.

STATE REGULATION

We are subject to regulation and supervision by the Insurance Department of the state of Connecticut, which periodically examines our affairs. We are also subject to the insurance laws and regulations of all jurisdictions where we are authorized to do business. The Policies have been approved by the Insurance Department of the State of Connecticut and in other jurisdictions where they are offered.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business, for the purposes of determining solvency and compliance with local insurance laws and regulations.

LEGAL MATTERS AND PROCEEDINGS


We are aware of no material legal proceedings pending which involve the separate account as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.



In recent years, a number of companies have been named as defendants in class action lawsuits relating to life insurance. The Company is a defendant in one such lawsuit, a purported class action which was filed against the Company in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron, and Alan Eckert (the "Reese Complaint"). The Reese Complaint claims that the Company engaged in unlawful sales practices in marketing life insurance policies. The Company intends to defend this action vigorously.



The Company also is a party to other litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.


THE REGISTRATION STATEMENT

A Registration Statement under the Securities Act of 1933 has been filed with the Commission relating to the offering described in this Prospectus. This Prospectus does not include all the information set forth in the Registration Statement, certain portions of which have been omitted pursuant to the rules and regulations of the Commission. The omitted information may be obtained at the Commission's principal office in Washington, DC, upon payment of the Commission's prescribed fees.

DISTRIBUTION OF THE POLICIES


We offer the Policies through life insurance salespersons and certain home office sales employees. Such persons are registered representatives of Aetna Investment Services, LLC (AIS), a wholly owned subsidiary of the Company, (which is a registered broker-dealer), or of other registered broker-dealers which have entered into distribution agreements with AIS. For Corporate VUL, the maximum commission payable by AIS to salespersons and their supervising broker-dealers for Policy distribution is 50% of the guaranteed death benefit premium to age 80, or, in the event of an increase in the specified amount, 50% of the guaranteed death benefit premium to age 80, attributable to the increase.


For Corporate VUL II, maximum commission will equal 15% of the sum of first-year premiums up to target premium. In policy years two through five, maximum commission will equal 10% of the sum of premiums paid for each policy year up to the target premium. During policy years one through five, we will also pay a maximum of 3% of the sum of premiums paid each year in excess of the target premium. For each of policy years six and seven, maximum commission will equal 3% of the premiums paid, and an amount equal to .10% of the total account value less any loan account value as of the end of each month. For policy year eight and each year thereafter, maximum commission will equal .20% of total account value less any loan account value as of the end of each month.


In particular circumstances, we may also pay certain of these professionals for their administrative expenses. In addition, some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. However, all such compensation will be in accordance with NASD rules. Supervisory and other management personnel of AIS may receive compensation that will vary based on the relative profitability to the Company of the funding options you select. Funding options that invest in Funds advised by the Company or its affiliates are generally more profitable to the Company. AIS serves as principal underwriter of the securities offered hereunder as defined by the federal securities laws.


The registered representative may be required to return all or part of any commission if the Policy is not continued for a certain period.

Application forms are completed by the applicant and forwarded to the Company for acceptance. Upon acceptance, the Policy is prepared, executed by duly authorized officers of the Company, and forwarded to the Policy owner.

Corporate VUL Policies are offered for sale in all jurisdictions where we are authorized to do business except Guam, Puerto Rico, and the Virgin Islands.

We expect to offer Corporate VUL II Policies for sale in all jurisdictions where we are authorized to do business except New York, and where the Policies are approved by state regulators except Guam, Puerto Rico and the Virgin Islands.

RECORDS AND ACCOUNTS

Andesa, TPA, Inc., Suite 502, 1605 N. Cedar Crest Boulevard, Allentown, Pennsylvania, will act as a transfer agent on behalf of the Company as it relates to the policies described in this Prospectus. In the role of a transfer agent, Andesa will perform administrative functions, such as decreases, increases, surrenders and partial surrenders, fund allocation changes and transfers on behalf of the Company.

All records and accounts relating to the separate account and the Funds will be maintained by the Company or its designee. All financial transactions will be handled by the Company or its designee. All reports required to be made and information required to be given will be provided by Andesa on behalf of the Company.

INDEPENDENT AUDITORS


KPMG LLP, One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103, were the independent auditors for the Separate Account for the year ended December 31, 1998, and continue to be the independent auditors for the Company. Ernst & Young LLP, Ft. Wayne, Indiana, were the independent auditors for the Separate Account for the years ended December 31, 1999 and 2000. The independent auditors provide services to the Separate Account that include primarily the audit of the Separate Account's financial statements as described in their reports, included in this Registration Statement.


TAX MATTERS

GENERAL


The following is a discussion of the federal income tax considerations relating to the Policy. This discussion is based on the Company's understanding of federal income tax laws as they now exist and are currently interpreted by the Internal Revenue Service ("IRS"). These laws are complex, and tax results may vary among individuals. A person or persons contemplating the purchase of or the exercise of elections under the Policy described in this Prospectus should seek competent tax advice. This section addresses federal income tax rules only, and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions. We do not make any guarantee about the tax treatment of the Policy or transactions involving the Policies.


FEDERAL TAX STATUS OF THE COMPANY

The Company is taxed as a life insurance company under the Code. The separate account is not a separate entity from the Company. Therefore, the separate account is not taxed separately as a "regulated investment company", but is taxed as part of the Company. Investment income and realized capital gains attributable to the separate account are automatically applied to increase reserves under the policy. Because of this, under existing federal income tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the policy. In addition, any foreign tax credits attributable to the separate account will first be used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make provisions for any such taxes. However, if changes in the federal tax laws or their interpretation result in our being taxed on income or gains attributable to the separate account, then we may impose a charge against the separate account (with respect to the policy) to set aside provisions to pay such taxes.

LIFE INSURANCE QUALIFICATION

As described more fully on page 18, Section 7702 of the Code includes a definition of life insurance for tax purposes. These rules generally place limits on the amount of premiums payable under the contract and the level of cash surrender value. In no event may the total of all premiums paid exceed the then-current maximum premium limitations established by federal law for a Policy to qualify as life insurance. If, at any time, a premium is paid which would result in total premiums exceeding such maximum premium limitation, we will only accept that portion of the premium which will make total premiums equal the maximum. Any part of the premium in excess of that amount will be returned or applied as otherwise agreed and no further premiums will be accepted until allowed by the then-current maximum premium limitations prescribed by law. The Secretary of the Treasury has been granted authority to prescribe regulations to carry out the purposes of Section 7702, and proposed regulations governing mortality charges were issued in 1991. The Company believes that the Policy meets the statutory definition of life insurance. As such, and assuming the diversification standards of Section 817(h) (discussed below) are satisfied, then except in limited circumstances (a) death benefits paid under the Policy should generally be excluded from the gross income of the beneficiary for federal income tax purposes under Section 101(a)(1) of the Code, and (b) a Policy owner should not generally be taxed on the cash value under a Policy, including increments thereof, prior to actual receipt. The principal exceptions to these rules are corporations that are subject to the alternative minimum tax, and thus may be subject to tax on increments in the Policy's total account value, and Policy owners who acquire a Policy in a "transfer for value" and thus can become subject to tax on the portion of the death benefit which exceeds the total of their cost of acquisition and subsequent premium payments.

The Company intends to comply with any future final regulations issued under Sections 7702 and 817(h) of the Code, and therefore reserves the right to make such changes as it deems necessary to ensure such compliance. Any such changes will apply uniformly to affected policy owners and will be made only after advance written notice.

GENERAL RULES

Upon the surrender or cancellation of any Policy, whether or not it is a modified endowment contract, the Policy owner will be taxed on the surrender value only to the extent that it exceeds the gross premiums paid less prior untaxed withdrawals. The amount of any unpaid policy loans will, upon surrender, be added to the surrender value and will be treated for this purpose as if it had been received.

Assuming the Policy is not a modified endowment contract, the proceeds of any partial surrenders are generally not taxable unless the total amount received due to such surrenders exceeds total premiums paid less prior untaxed partial surrender amounts. However, partial surrenders made within the first 15 policy years may be taxable in certain limited instances where the surrender value plus any unpaid Policy debt exceeds the total premiums paid less the untaxed portion of any prior partial surrenders. This result may occur even if the total amount of any partial surrenders does not exceed total premiums paid to that date.

Loans received under the Policy will ordinarily be considered indebtedness of the policy owner, and assuming the Policy is not considered a modified endowment contract, policy loans will not be treated as current distributions subject to tax. Generally, amounts of loan interest paid by individuals will be considered nondeductible "personal interest."

MODIFIED ENDOWMENT CONTRACTS

A class of contracts known as "modified endowment contracts" has been created under Section 7702A of the Code. The tax rules applicable to loan proceeds and proceeds of a partial surrender of any Policy that is considered to be a modified endowment contract will differ from the general rules noted above.

A contract will be considered a modified endowment contract if it fails the "7-pay test." A Policy fails the 7-pay test if, at any time in the first seven policy years, the amount paid into the Policy exceeds the amount that would have been paid had the Policy provided for the payment of seven (7) level annual premiums. In the event of a distribution under the Policy, the Company will notify the Policy owner if the Policy is a modified endowment Contract.

In addition, each Policy is subject to the 7-pay test during the first seven policy years following the time a material change takes effect. A material change, for these purposes, includes the exchange of a life insurance policy for another life insurance policy or the conversion of a term life insurance policy into a whole life or universal life insurance policy. In addition, an increase in the future benefits provided constitutes a material change unless the increase is attributable to (1) the payment of premiums necessary to fund the lowest death benefit payable in the first seven policy years or (2) the crediting of interest or other earnings with respect to such premiums. A reduction in death benefits during the first seven policy years may also cause a Policy to be considered a modified endowment contract.

If the Policy is considered to be a modified endowment contract, the proceeds of any partial surrenders, any policy loans and most assignments will be currently taxable to the extent that the Policy's total account value immediately before payment exceeds gross premiums paid (increased by the amount of loans previously taxed and reduced by untaxed amounts previously received). These rules may also apply to policy loans or partial surrender proceeds received during the two-year period prior to the time that a Policy becomes a modified endowment contract. If the Policy becomes a modified endowment contract, it may be aggregated with other modified endowment contracts purchased by you from the Company (and its affiliates) during any one calendar year for purposes of determining the taxable portion of withdrawals from the Policy.

A penalty tax equal to 10% of the amount includable in income will apply to the taxable portion of the proceeds of any policy surrender or policy loan received by any policy owner of a modified endowment contract who is not an individual. Taxable policy distributions made to an individual who has not reached the age of 59 1/2 will also be subject to the penalty tax unless those distributions are attributable to the individual becoming disabled, or are part of a series of equal periodic payments made not less frequently than annually for the life or life expectancy of such individual (I.E., an annuity).

DIVERSIFICATION STANDARDS

Section 817(h) of the Code provides that separate account investments (or the investments of a mutual fund, the shares of which are owned by separate accounts of insurance companies) underlying the Policy must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as life insurance. The Treasury Department has issued regulations prescribing the diversification requirements in connection with variable contracts. The Separate Account, through the Funds, intends to comply with these requirements.

INVESTOR CONTROL

In certain circumstances, owners of variable contracts may be considered the owners for federal income tax purposes of the assets of the separate account used to support their contracts. In those circumstances, income and gains from separate account assets would be includable in the variable policy owner's gross income. In several rulings published prior to the enactment of Section 817(h), the IRS stated that a variable policy owner will be considered the owner of separate account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations under Section 817(h) concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (I.E., you), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which Policy owners may direct their investments to particular Funds without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

The ownership rights under the Policy are similar to, but different in certain respects from those described by the IRS in pre-Section 817(h) rulings in which it was determined that Policy owners were not owners of separate account assets. For example, a policy owner has additional flexibility in allocating premium payments and account values. While the Company does not believe that these differences would result in a policy owner being treated as the owner of a pro rata portion of the assets of the separate account, there is no regulation or ruling of the IRS that confirms this conclusion. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Policy as necessary or to limit the number of variable options available to attempt to prevent a policy owner from being considered the owner of a pro rata share of the assets of the separate account.

OTHER TAX CONSIDERATIONS

Business-owned life insurance may be subject to certain additional rules.
Section 264(a)(1) of the Code generally prohibits employers from deducting premiums on policies covering officers, employees or other financially interested parties where the employer is a beneficiary under the Policy. Additions to the Policy's total account value may also be subject to tax under the corporation alternative minimum tax provisions. In addition, Section 264(a)(4) of the Code limits the policy owner's deduction for interest on loans taken against life insurance covering the lives of officers, employees, or others financially interested in the policy owner's trade or business.

Under current tax law, interest may generally be deducted on an aggregate total of $50,000 of loans per covered life only with respect to life insurance policies covering each officer, employee or others who may have a financial interest in the policy owner's trade or business and are considered key persons.


Generally, a key person means an officer or a 20 percent owner. However, the number of key persons will be limited to the greater of (a) 5 individuals, or
(b) the lesser of 5 percent of the total officers and employees of the taxpayer or 20 individuals. Deductible interest for these Policies will be capped based on applicable Moody's Corporate Bond Rate. Section 264(f) denies a deduction for a portion of a policy owner's otherwise deductible interest that is allocable to unborrowed policy cash values. The nondeductible interest amount is the amount that bears the same ratio to such interest as the company's average unborrowed cash values of life insurance and annuity policies issued after June 8, 1997 bears to the sum of the average unborrowed cash values of policies plus the average adjusted tax basis of other assets owned by the company. This provision does not apply to policies in which the insured is a 20 percent owner, officer, director or employee of the business, including policies jointly covering such individual and his or her spouse. The rule also will not apply where the policy owner is a natural person, unless a trade or business is directly or indirectly the beneficiary of the policy.


Depending on the circumstances, the exchange of a policy, a change in the Policy's death benefit option, a policy loan, a full or partial surrender, a change in ownership or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, estate, inheritance and other tax consequences of policy ownership, premium payments and receipt of policy proceeds depend on the circumstances of each Policy owner or beneficiary. Any person concerned about these tax implications should consult a competent tax advisor before initiating any transaction.

MISCELLANEOUS POLICY PROVISIONS

THE POLICY

The Policy which you receive and the application you make when you purchase the Policy are the whole contract. A copy of the application is attached to the Policy when it is issued to you. Any application for changes, once approved by us, will become part of the Policy.

PAYMENT OF BENEFITS

All benefits are payable at the Administrative Office. We may require submission of the Policy before we grant loans, make changes or pay benefits.

AGE

If age is misstated on the application, the amount payable on death will be that which would have been purchased by the most recent monthly deduction at the current age.

INCONTESTABILITY

We will not contest coverage under the Policy after the Policy has been in force during the lifetime of the insured for a period of two years from the Policy's date of issue. Our right to contest coverage is not affected by the guaranteed death benefit provision.

For coverage which takes effect on a later date (e.g., an increase in coverage), we will not contest such coverage after it has been in force during the lifetime of the Insured more than two years from its effective date.

SUICIDE

In most states, if the Insured commits suicide within two years from the date of issue, the only benefit paid will be the sum of:

  a)  premiums paid less amounts allocated to the separate account; and

  b) the separate account value on the date of suicide, plus the portion of the monthly deduction from the separate account value, minus

  c) the amount necessary to repay any loans in full and any interest earned on the loan account value transferred to the separate account value, and any surrenders from the fixed account.

If the Insured commits suicide within two years from the effective date of any increase in coverage, we will pay as a benefit only the monthly deduction for the increase, in lieu of the face amount of the increase.

All amounts described in (a) and (c) above will be calculated as of the date of death.

COVERAGE BEYOND MATURITY

You may, by written request at any time before the maturity date of this Policy, elect to continue coverage beyond the maturity date. At Age 100, the separate account value will be transferred to the Fixed Account. If coverage beyond maturity is elected, we will continue to credit interest to the total account value of this Policy. Monthly deductions will be calculated with a Cost of Insurance rate equal to zero.

At this time, uncertainties exist regarding the tax treatment of the Policy should it continue beyond the maturity date. You should therefore consult with your tax advisor prior to making this election. (See "Tax Matters.")

NONPARTICIPATION

The Policy is not entitled to share in the divisible surplus of the Company. No dividends are payable.

APPENDIX A
ILLUSTRATIONS OF DEATH BENEFIT, TOTAL ACCOUNT VALUES AND SURRENDER VALUES, CORPORATE VUL

The following tables illustrate how the death benefit, total account values and surrender values of a Policy change with the investment experience of the variable funding options. The tables show how the death benefit, total account values, and surrender values of a Policy issued to an insured of a given age and a given premium would vary over time if the investment return on the assets held in each Fund were a uniform, gross, after tax annual rate of 0%, 6%, and 12%, respectively.

Tables I, II, V and VI illustrate Policies issued on a unisex basis, age 45, in the nonsmoker rate class for simplified issue underwriting. Tables III, IV, VII and VIII illustrate Policies issued on a unisex basis, age 45 in the nonsmoker rate class for guaranteed issue underwriting. Tables I through IV show values under the guideline premium test for the definition of life insurance, and Tables V through VIII show values under the cash value accumulation test for the definition of life insurance. The death benefit, total account values, and surrender values would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12%, respectively, over a period of years, but fluctuated above and below those averages for individual policy years.

The second column of each table shows the accumulated values of the premiums paid at an assumed interest rate of 5%. The third through fifth columns illustrate the death benefit of a Policy over the designated period. The sixth through eighth columns illustrate the total account values, while the ninth through the eleventh columns illustrate the surrender values of each Policy over the designated period. Tables I, III, V and VII assume that the maximum Cost of Insurance allowable under the Policy are charged in all policy years. These tables also assume that the maximum allowable mortality and expense risk charge of 0.90% on an annual basis, the maximum allowable administrative expense charge of 0.50% on an annual basis, and the maximum allowable premium load of 10% up to the first year's guaranteed death benefit premium to age 80 and 5% over the guaranteed death benefit premium to age 80, are assessed in the first policy year and 5% on all premium in all policy years thereafter. Tables II, IV, VI and VIII assume that the current scale of Cost of Insurance rates applies during all policy years. These tables also assume the current mortality and expense risk charge of 0.70% on an annual basis for the first 10 policy years and 0.20% for policy years 11 and thereafter, the current administrative expense charge of 0.30% on an annual basis, and the current premium load of 7% up to the first year's guaranteed death benefit premium to age 80 and 2% over the guaranteed death benefit premium to age 80 are assessed in the first policy year and 2% on all premium in all policy years thereafter.

The amounts shown for death benefit, surrender values, and total account values reflect the fact that the net investment return is lower than the gross, after tax return on the assets held in each Fund as a result of expenses paid by each Fund and Separate Account charges levied.

The values shown take into account the daily investment advisory fee and other Fund expenses paid by each Fund. See the individual prospectuses for each Fund for more information.

The investment advisory fees and other Fund expenses vary by Fund from 0.34% to 1.00%. A simple average of 0.71% has been used for the illustrations.

In addition, these values reflect the application of the mortality and expense risk charge, premium load and administrative expense charge described above. After deduction of these amounts, the illustrated net annual return is -2.09%, 3.79% and 9.66% on the maximum charge basis for all years. The illustrated net annual return on a current charge basis is -1.70%, 4.20% and 10.10% for policy years 1-10 and -1.20%, 4.73% and 10.65% for policy years 11 and thereafter.

The hypothetical values shown in the tables do not reflect any Separate Account charges for federal income taxes, since we are not currently making such charges. However, such charges may be made in the future, and in that event, the gross annual investment rate of return would have to exceed 0%, 6%, or 12% by an amount sufficient to cover the tax charges in order to produce the death benefit, total account values, and surrender values illustrated.

The tables illustrate the Policy Values that would result based upon the hypothetical investment rates of return if premiums were paid as indicated, if all net premiums were allocated to Variable Life Account B, and if no policy loans have been made. The tables are also based on the assumptions that the Policy owner has not requested an increase or decrease in the specified amount of the Policy, and no partial surrenders have been made.

Upon request, we will provide an illustration based upon the proposed Insured's age, and underwriting classification, the specified amount or premium requested, the proposed frequency of premium payments and any available riders requested.

The hypothetical gross annual investment return assumed in such an illustration will not exceed 12%.

                                    TABLE I
     FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY(1)
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                            $5,784.00 ANNUAL PREMIUM
                   GUIDELINE PREMIUM TEST - SIMPLIFIED ISSUE
                              FACE AMOUNT $500,000
                             DEATH BENEFIT OPTION 1

               PREMIUMS              DEATH BENEFIT                 TOTAL ACCOUNT VALUE              SURRENDER VALUE
              ACCUMULATED       GROSS ANNUAL INVESTMENT          GROSS ANNUAL INVESTMENT        GROSS ANNUAL INVESTMENT
                  AT                  RETURNS OF                       RETURNS OF                     RETURNS OF
   POLICY     5% INTEREST  ---------------------------------  -----------------------------  -----------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%   GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%
   ------     -----------  ----------  ----------  ---------  --------  --------  ---------  --------  --------  ---------
1                  6,073     500,000     500,000    500,000     3,362     3,618      3,875     3,085     3,341      3,598
2                 12,460     500,000     500,000    500,000     6,822     7,560      8,332     6,486     7,224      7,996
3                 19,146     500,000     500,000    500,000    10,081    11,526     13,099     9,782    11,228     12,800
4                 26,176     500,000     500,000    500,000    13,130    15,506     18,196    12,532    14,907     17,598
5                 33,558     500,000     500,000    500,000    15,971    19,496     23,656    15,458    18,983     23,143

6                 41,309     500,000     500,000    500,000    18,579    23,470     29,490    18,152    23,043     29,063
7                 49,448     500,000     500,000    500,000    20,936    27,409     35,718    20,596    27,067     35,376
8                 57,994     500,000     500,000    500,000    23,020    31,279     42,353    22,763    31,023     42,097
9                 66,967     500,000     500,000    500,000    24,799    35,049     49,412    24,628    34,878     49,241
10                76,388     500,000     500,000    500,000    26,253    38,690     56,920    26,253    38,690     56,920

15               131,051     500,000     500,000    500,000    27,676    53,890    102,482    27,878    53,690    102,482
20               200,816     500,000     500,000    500,000    16,045    58,957    165,484    16,045    58,957    165,484
25               289,856           0     500,000    500,000         0    40,357    255,461         0    40,357    255,461
30               403,496           0           0    500,000         0         0    399,454         0         0    399,454

20 (Age 65)      200,816     500,000     500,000    500,000    16,045    58,957    165,484    16,045    58,957    165,484


Amounts are in Dollars



(1) Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.



If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated. If a larger premium is paid, the surrender value as a percentage of the total account value will be greater than or equal to those illustrated. If a smaller premium is paid, the surrender value as a percentage of the total account value will be less than or equal to those illustrated.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    TABLE II
     FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY(1)
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
              CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                            $5,784.00 ANNUAL PREMIUM
                   GUIDELINE PREMIUM TEST - SIMPLIFIED ISSUE
                              FACE AMOUNT $500,000
                             DEATH BENEFIT OPTION 1

               PREMIUMS              DEATH BENEFIT                 TOTAL ACCOUNT VALUE               SURRENDER VALUE
              ACCUMULATED       GROSS ANNUAL INVESTMENT          GROSS ANNUAL INVESTMENT         GROSS ANNUAL INVESTMENT
                  AT                  RETURNS OF                        RETURNS OF                      RETURNS OF
   POLICY     5% INTEREST  ---------------------------------  ------------------------------  ------------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%   GROSS 12%  GROSS 0%  GROSS 6%   GROSS 12%  GROSS 0%  GROSS 6%   GROSS 12%
   ------     -----------  ----------  ----------  ---------  --------  ---------  ---------  --------  ---------  ---------
1                  6,073     500,000     500,000    500,000     3,550      3,817      4,084     3,100      3,366      3,634
2                 12,450     500,000     500,000    500,000     7,210      7,982      8,789     6,701      7,473      8,280
3                 19,146     500,000     500,000    500,000    10,680     12,198     13,848    10,208     11,726     13,376
4                 26,176     500,000     500,000    500,000    13,951     16,455     19,289    13,352     15,856     18,690
5                 33,558     500,000     500,000    500,000    17,071     20,801     25,200    16,558     20,288     24,687

6                 41,309     500,000     500,000    500,000    20,012     25,212     31,604    19,585     24,784     31,176
7                 49,448     500,000     500,000    500,000    25,329     29,700     38,585    22,444     29,358     38,223
8                 57,994     500,000     500,000    500,000    25,329     34,204     46,079    25,072     33,948     45,823
9                 66,967     500,000     500,000    500,000    27,736     38,821     54,305    27,565     38,650     54,134
10                76,388     500,000     500,000    500,000    29,893     43,439     63,207    29,893     43,439     63,207

15               131,051     500,000     500,000    500,000    37,672     67,984    123,603    37,672     67,984    123,603
20               200,616     500,000     500,000    500,000    37,977     92,486    221,226    37,977     92,486    221,226
25               289,856     500,000     500,000    500,000    29,827    116,944    388,487    29,827    116,944    388,487
30               403,496     500,000     500,000    725,917     3,804    134,299    678,427     3,804    134,299    678,427

20 (Age 65)      200,816     500,000     500,000    500,000    37,977     92,486    221,226    37,977     92,486    221,226


Amounts are in Dollars



(1) Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed. The current mortality and expense risk charges may be reduced from 0.70% to 0.20% in policy years 11 and thereafter. Beginning in policy years 11 and thereafter, the illustrated net annual return is -1.20%, 4.73% and 10.65%.



If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated. If a larger premium is paid, the surrender value as a percentage of the total account value will be greater than or equal to those illustrated. If a smaller premium is paid, the surrender value as a percentage of the total account value will be less than or equal to those illustrated.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                   TABLE III
     FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY(1)
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                            $6,444.00 ANNUAL PREMIUM
                   GUIDELINE PREMIUM TEST - GUARANTEED ISSUE
                              FACE AMOUNT $500,000
                             DEATH BENEFIT OPTION 1

               PREMIUMS              DEATH BENEFIT                 TOTAL ACCOUNT VALUE              SURRENDER VALUE
              ACCUMULATED       GROSS ANNUAL INVESTMENT          GROSS ANNUAL INVESTMENT        GROSS ANNUAL INVESTMENT
                  AT                  RETURNS OF                       RETURNS OF                     RETURNS OF
   POLICY     5% INTEREST  ---------------------------------  -----------------------------  -----------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%   GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%
   ------     -----------  ----------  ----------  ---------  --------  --------  ---------  --------  --------  ---------
1                  6,766     500,000     500,000    500,000     3,945     4,237      4,530     3,636     3,927      4,220
2                 13,671     500,000     500,000    500,000     8,011     8,860      9,746     7,636     8,484      9,370
3                 21,330     500,000     500,000    500,000    11,865    13,536     15,350    11,532    13,202     15,017
4                 29,163     500,000     500,000    500,000    15,501    18,256     21,373    14,834    17,588     20,705
5                 37,388     500,000     500,000    500,000    18,919    23,020     27,855    18,347    22,448     27,283

6                 46,023     500,000     500,000    500,000    22,097    27,805     34,820    21,620    27,328     34,343
7                 55,090     500,000     500,000    500,000    25,017    32,592     42,299    24,635    32,210     41,918
8                 64,611     500,000     500,000    500,000    27,654    37,351     50,322    27,368    37,065     50,035
9                 74,608     500,000     500,000    500,000    29,982    42,054     58,919    29,791    41,863     58,728
10                85,105     500,000     500,000    500,000    31,981    46,675     68,136    31,981    46,675     68,136

15               146,005     500,000     500,000    500,000    36,308    67,655    125,662    38,308    67,655    125,662
20               223,781     500,000     500,000    500,000    27,314    80,641    210,002    27,314    80,641    210,002
25               322,831           0     500,000    500,000         0    73,956    340,972         0    73,956    340,972
30               448,539           0     500,000    605,807         0    21,964    567,109         0    21,984    567,109

20 (Age 65)      223,731     500,000     500,000    500,000    27,314    80,641    210,002    27,314    80,641    210,002


Amounts are in Dollars



(1) Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.



If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated. If a larger premium is paid, the surrender value as a percentage of the total account value will be greater than or equal to those illustrated. If a smaller premium is paid, the surrender value as a percentage of the total account value will be less than or equal to those illustrated.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    TABLE IV
     FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY(1)
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
              CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                            $6,444.00 ANNUAL PREMIUM
                   GUIDELINE PREMIUM TEST - GUARANTEED ISSUE
                              FACE AMOUNT $500,000
                             DEATH BENEFIT OPTION 1

               PREMIUMS              DEATH BENEFIT                 TOTAL ACCOUNT VALUE               SURRENDER VALUE
              ACCUMULATED       GROSS ANNUAL INVESTMENT          GROSS ANNUAL INVESTMENT         GROSS ANNUAL INVESTMENT
                  AT                  RETURNS OF                        RETURNS OF                      RETURNS OF
   POLICY     5% INTEREST  ---------------------------------  ------------------------------  ------------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%   GROSS 12%  GROSS 0%  GROSS 6%   GROSS 12%  GROSS 0%  GROSS 6%   GROSS 12%
   ------     -----------  ----------  ----------  ---------  --------  ---------  ---------  --------  ---------  ---------
1                  6,766     500,000     500,000    500,000     4,155      4,459      4,763     3,652      3,956      4,260
2                 13,871     500,000     500,000    500,000     8,445      9,332     10,257     7,876      8,763      9,688
3                 21,330     500,000     500,000    500,000    12,537     14,288     16,190    12,010     13,761     15,663
4                 29,163     500,000     500,000    500,000    16,423     19,321     22,598    15,755     18,653     21,931
5                 37,388     500,000     500,000    500,000    20,149     24,481     29,583    19,577     23,908     29,011

6                 46,023     500,000     500,000    500,000    23,692     29,746     37,178    23,215     29,269     36,701
7                 55,090     500,000     500,000    500,000    27,060     35,131     45,461    26,678     34,749     45,079
8                 64,611     500,000     500,000    500,000    30,192     40,577     54,444    29,906     40,291     54,157
9                 74,608     500,000     500,000    500,000    33,183     46,183     64,300    32,992     45,993     64,109
10                85,105     500,000     500,000    500,000    35,919     51,844     75,017    25,919     51,844     75,017

15               146,005     500,000     500,000    500,000    46,762     82,849    148,658    46,762     82,849    148,658
20               223,731     500,000     500,000    500,000    49,204    115,204    269,270    49,204    115,204    269,270
25               322,931     500,000     500,000    553,576    39,719    147,407    477,221    39,719    147,407    477,221
30               449,539     500,000     500,000    886,168     6,898    172,512    828,195     6,698    172,512    886,188

20 (Age 65)      223,731     500,000     500,000    500,000    49,204    115,204    269,270    49,204    115,204    269,270


Amounts are in Dollars



(1) Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed. The current mortality and expense risk charges may be reduced from 0.70% to 0.20% in policy years 11 and thereafter. Beginning in policy years 11 and thereafter, the illustrated net annual return is -1.20%, 4.73% and 10.65%.



If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated. If a larger premium is paid, the surrender value as a percentage of the total account value will be greater than or equal to those illustrated. If a smaller premium is paid, the surrender value as a percentage of the total account value will be less than or equal to those illustrated.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    TABLE V
     FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY(1)
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                            $5,784.00 ANNUAL PREMIUM
                CASH VALUE ACCUMULATION TEST - SIMPLIFIED ISSUE
                              FACE AMOUNT $500,000
                             DEATH BENEFIT OPTION 1

               PREMIUMS              DEATH BENEFIT                 TOTAL ACCOUNT VALUE              SURRENDER VALUE
              ACCUMULATED       GROSS ANNUAL INVESTMENT          GROSS ANNUAL INVESTMENT        GROSS ANNUAL INVESTMENT
                  AT                  RETURNS OF                       RETURNS OF                     RETURNS OF
   POLICY     5% INTEREST  ---------------------------------  -----------------------------  -----------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%   GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%
   ------     -----------  ----------  ----------  ---------  --------  --------  ---------  --------  --------  ---------
1                  6,073     500,000     500,000    500,000     3,362     3,618      3,875     3,065     3,341      3,598
2                 12,450     500,000     500,000    500,000     6,822     7,560      8,332     6,486     7,224      7,996
3                 19,146     500,000     500,000    500,000    10,081    11,526     13,099     9,782    11,228     12,800
4                 26,176     500,000     500,000    500,000    13,130    15,506     18,196    12,532    14,907     17,598
5                 33,558     500,000     500,000    500,000    15,971    19,496     23,656    15,458    18,983     23,143

6                 41,309     500,000     500,000    500,000    18,579    23,470     29,490    18,152    23,043     29,063
7                 49,448     500,000     500,000    500,000    20,938    27,409     35,718    20,596    27,067     35,376
8                 57,994     500,000     500,000    500,000    23,020    31,279     42,353    22,763    31,023     42,097
9                 66,967     500,000     500,000    500,000    24,799    35,049     49,412    24,626    34,878     49,241
10                76,388     500,000     500,000    500,000    26,253    38,690     56,920    26,253    38,690     56,920

15               131,051     500,000     500,000    500,000    27,878    53,890    102,482    27,878    53,890    102,482
20               200,816     500,000     500,000    500,000    16,045    58,957    165,484    16,045    58,957    165,484
25               289,856           0     500,000    500,000         0    40,357    255,461         0    40,357    255,461
30               403,496           0           0    570,511         0         0    396,188         0         0    396,188

20 (Age 65)      200,816     500,000     500,000    500,000    16,045    58,957    165,484    16,045    58,057    165,484


Amounts are in Dollars



(1) Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.



If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated. If a larger premium is paid, the surrender value as a percentage of the total account value will be greater than or equal to those illustrated. If a smaller premium is paid, the surrender value as a percentage of the total account value will be less than or equal to those illustrated.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    TABLE VI
     FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY(1)
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
              CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                            $5,784.00 ANNUAL PREMIUM
                CASH VALUE ACCUMULATION TEST - SIMPLIFIED ISSUE
                              FACE AMOUNT $500,000
                             DEATH BENEFIT OPTION 1

               PREMIUMS              DEATH BENEFIT                 TOTAL ACCOUNT VALUE               SURRENDER VALUE
              ACCUMULATED       GROSS ANNUAL INVESTMENT          GROSS ANNUAL INVESTMENT         GROSS ANNUAL INVESTMENT
                  AT                  RETURNS OF                        RETURNS OF                      RETURNS OF
   POLICY     5% INTEREST  ---------------------------------  ------------------------------  ------------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%   GROSS 12%  GROSS 0%  GROSS 6%   GROSS 12%  GROSS 0%  GROSS 6%   GROSS 12%
   ------     -----------  ----------  ----------  ---------  --------  ---------  ---------  --------  ---------  ---------
1                  6,073     500,000     500,000    500,000     3,550      3,817      4,084     3,100      3,366      3,634
2                 12,450     500,000     500,000    500,000     7,210      7,982      8,789     6,701      7,473      8,280
3                 19,146     500,000     500,000    500,000    10,680     12,198     13,848    10,208     11,726     13,376
4                 26,176     500,000     500,000    500,000    13,951     16,455     19,289    13,352     15,856     18,690
5                 33,558     500,000     500,000    500,000    17,071     20,801     25,200    16,558     20,288     24,687

6                 41,309     500,000     500,000    500,000    20,012     25,212     31,604    19,585     24,784     31,176
7                 49,448     500,000     500,000    500,000    22,786     29,700     38,565    22,444     29,358     38,223
8                 57,994     500,000     500,000    500,000    25,329     34,204     46,079    25,072     33,948     45,823
9                 66,967     500,000     500,000    500,000    27,736     38,821     54,305    27,565     38,650     54,134
10                76,388     500,000     500,000    500,000    29,893     43,439     63,207    29,893     43,439     63,207

15               131,051     500,000     500,000    500,000    37,672     67,984    123,603    37,672     67,984    123,603
20               200,816     500,000     500,000    500,000    37,977     92,486    221,226    37,977     92,486    221,226
25               289,856     500,000     500,000    617,864    29,827    116,944    386,178    29,627    116,944    386,178
30               403,496     500,000     500,000    933,059     3,804    134,299    647,958     3,804    134,299    647,958

20 (Age 65)      200,816     500,000     500,000    500,000    37,977     92,486    221,226    37,977     92,486    221,226


Amounts are in Dollars



(1) Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed. The current mortality and expense risk charges may be reduced from 0.70% to 0.20% in policy years 11 and thereafter. Beginning in policy years 11 and thereafter, the illustrated net annual return is -1.20%, 4.73% and 10.65%.



If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated. If a larger premium is paid, the surrender value as a percentage of the total account value will be greater than or equal to those illustrated. If a smaller premium is paid, the surrender value as a percentage of the total account value will be less than or equal to those illustrated.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                   TABLE VII
     FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY(1)
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                            $6,444.00 ANNUAL PREMIUM
                CASH VALUE ACCUMULATION TEST - GUARANTEED ISSUE
                              FACE AMOUNT $500,000
                             DEATH BENEFIT OPTION 1

               PREMIUMS              DEATH BENEFIT                 TOTAL ACCOUNT VALUE              SURRENDER VALUE
              ACCUMULATED       GROSS ANNUAL INVESTMENT          GROSS ANNUAL INVESTMENT        GROSS ANNUAL INVESTMENT
                  AT                  RETURNS OF                       RETURNS OF                     RETURNS OF
   POLICY     5% INTEREST  ---------------------------------  -----------------------------  -----------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%   GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%
   ------     -----------  ----------  ----------  ---------  --------  --------  ---------  --------  --------  ---------
1                  6,766     500,000     500,000    500,000     3,945     4,237      4,530     3,636     3,927      4,220
2                 13,871     500,000     500,000    500,000     8,011     8,860      9,746     7,636     8,484      9,370
3                 21,330     500,000     500,000    500,000    11,865    13,536     15,350    11,532    13,202     15,017
4                 29,163     500,000     500,000    500,000    15,501    18,256     21,373    14,834    17,588     20,705
5                 37,388     500,000     500,000    500,000    18,919    23,020     27,855    18,347    22,448     27,283

6                 46,023     500,000     500,000    500,000    22,097    27,805     34,820    21,620    27,328     34,343
7                 55,090     500,000     500,000    500,000    25,017    32,592     42,299    24,635    32,210     41,918
8                 64,611     500,000     500,000    500,000    27,654    37,351     50,322    27,368    37,065     50,035
9                 74,608     500,000     500,000    500,000    29,982    42,054     58,919    29,791    41,863     58,728
10                85,105     500,000     500,000    500,000    31,981    46,876     68,136    31,981    46,675     68,136

15               146,005     500,000     500,000    500,000    36,308    67,655    125,662    36,308    67,855    125,662
20               223,731     500,000     500,000    500,000    27,314    80,841    210,002    27,314    80,641    210,002
25               322,931           0     500,000    544,406         0    73,956    340,255         0    73,956    340,255
30               449,539           0     500,000    763,805         0    21,984    530,421         0    21,984    530,241

20 (Age 65)      223,731     500,000     500,000    500,000    27,314    80,641    210,002    27,314    80,641    210,002


Amounts are in Dollars



(1) Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.



If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated. If a larger premium is paid, the surrender value as a percentage of the total account value will be greater than or equal to those illustrated. If a smaller premium is paid, the surrender value as a percentage of the total account value will be less than or equal to those illustrated.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                   TABLE VIII
     FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY(1)
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
              CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                            $6,444.00 ANNUAL PREMIUM
                CASH VALUE ACCUMULATION TEST - GUARANTEED ISSUE
                              FACE AMOUNT $500,000
                             DEATH BENEFIT OPTION 1

               PREMIUMS               DEATH BENEFIT                  TOTAL ACCOUNT VALUE               SURRENDER VALUE
              ACCUMULATED        GROSS ANNUAL INVESTMENT           GROSS ANNUAL INVESTMENT         GROSS ANNUAL INVESTMENT
                  AT                   RETURNS OF                         RETURNS OF                      RETURNS OF
   POLICY     5% INTEREST  -----------------------------------  ------------------------------  ------------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%    GROSS 12%   GROSS 0%  GROSS 6%   GROSS 12%  GROSS 0%  GROSS 6%   GROSS 12%
   ------     -----------  ----------  ----------  -----------  --------  ---------  ---------  --------  ---------  ---------
1                  6,766     500,000     500,000      500,000     4,155      4,459      4,763     3,652      3,956      4,260
2                 13,871     500,000     500,000      500,000     8,445      9,332     10,257     7,876      8,763      9,688
3                 21,330     500,000     500,000      500,000    12,537     14,288     16,190    12,010     13,761     15,663
4                 29,163     500,000     500,000      500,000    16,423     19,321     22,596    15,755     18,653     21,931
5                 37,386     500,000     500,000      500,000    20,149     24,481     29,583    19,577     23,908     29,011

6                 46,023     500,000     500,000      500,000    23,692     29,748     37,178    23,215     29,269     36,701
7                 55,090     500,000     500,000      500,000    27,060     35,131     45,461    26,578     34,749     45,079
8                 64,611     500,000     500,000      500,000    30,192     40,577     54,444    29,906     40,291     54,157
9                 74,606     500,000     500,000      500,000    33,183     46,183     64,300    32,992     45,993     64,109
10                85,105     500,000     500,000      500,000    35,919     51,844     75,017    25,919     51,844     75,017

15               146,005     500,000     500,000      500,000    46,762     82,849    148,658    46,762     82,849    148,658
20               223,731     500,000     500,000      500,000    49,204    115,204    269,270    49,204    115,204    269,270
25               322,931     500,000     500,000      746,308    39,719    147,407    466,442    39,719    147,407    466,442
30               449,539     500,000     500,000    1,110,294     6,898    172,512    771,037     6,698    172,512    771,037

20 (Age 65)      223,731     500,000     500,000      500,000    49,204    115,204    269,270    49,204    115,204    269,270


Amounts are in Dollars



(1) Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed. The current mortality and expense risk charges may be reduced from 0.70% to 0.20% in policy years 11 and thereafter. Beginning in policy years 11 and thereafter, the illustrated net annual return is -1.20%, 4.73% and 10.65%.



If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated. If a larger premium is paid, the surrender value as a percentage of the total account value will be greater than or equal to those illustrated. If a smaller premium is paid, the surrender value as a percentage of the total account value will be less than or equal to those illustrated.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

APPENDIX B
ILLUSTRATION OF DEATH BENEFIT, TOTAL ACCOUNT VALUES, AND SURRENDER VALUES, CORPORATE VUL II

The following tables illustrate how the death benefit, total account values and surrender values of a Policy change with the investment experience of the variable funding options. The tables show how the death benefit, total account values, and surrender values of a Policy issued to an insured of a given age and a given premium would vary over time if the investment return on the assets held in each Fund were a uniform, gross, after tax annual rate of 0%, 6%, and 12%, respectively.

Tables I, II, VII and VIII illustrate Policies issued on a unisex basis, age 45, in the preferred nonsmoker rate class for fully underwriting issue. Tables III, IV, IX and X illustrate Policies issued on a unisex basis, age 45 in the nonsmoker rate class for guaranteed issue underwriting. Tables V, VI, XI and XII illustrate Policies issued on a unisex basis, age 45 in the nonsmoker rate class for simplified issue underwriting. Tables I through VI show values under the guideline premium test for the definition of life insurance, and Tables VII through XII show values under the cash value accumulation test for the definition of life insurance. The death benefit, total account values, and surrender values would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12%, respectively, over a period of years, but fluctuated above and below those averages for individual policy years.

The second column of each table shows the accumulated values of the premiums paid at an assumed interest rate of 5%. The third through fifth columns illustrate the death benefit of a Policy over the designated period. The sixth through eighth columns illustrate the total account values, while the ninth through the eleventh columns illustrate the surrender values of each Policy over the designated period. Tables I, III, V, VII, IX and XI assume that the maximum Cost of Insurance allowable under the Policy are charged in all policy years. These tables also assume that the maximum allowable mortality and expense risk charge of 0.90% on an annual basis, the maximum allowable premium load of 15% up to the first year's target premium and 6% over the target premium, are assessed in the first policy year; the maximum allowable premium load of 10% up to the second year's target premium and 6% over the target premium, are assessed in the second through fifth policy year and 6% on all premium in all policy years thereafter, and an assumed premium tax charge of 2.05% on all premium in all policy years.

Tables II, IV, VI, VIII, X and XII assume that the current scale of Cost of Insurance rates applies during all policy years. These tables also assume the current mortality and expense risk charge of 0.70% on an annual basis for the first 10 policy years and 0.35% for policy years 11 and thereafter, the current premium load of 10.5% up to the first year's target premium and 2.5% over the target premium are assumed in the first policy year, the current premium load of 7.5% up to the second through the fifth years' target premiums and 1.5% over the target premiums are assumed in the second through the fifth policy years, the current premium load of 3.5% up to the sixth and the seventh years' target premiums and 1.5% over the target premiums are assumed in the sixth and the seventh policy years, 1.5% on all premium in all policy years thereafter, and an assumed premium tax charge of 2.05% on all premium in all policy years.

The amounts shown for death benefit, surrender values, and total account values reflect the fact that the net investment return is lower than the gross, after tax return on the assets held in each Fund as a result of expenses paid by each Fund and Separate Account charges levied.

The values shown take into account the daily investment advisory fee and other Fund expenses paid by each Fund. See the individual prospectuses for each Fund for more information.

In addition, these values reflect application of the mortality and expense risk charge, premium load and assumed premium tax charge described above. After deduction of these amounts, the illustrated net annual return is -1.60%, 4.31% and 10.21% on a maximum charge basis for all years. The illustrated net annual return on a current charge basis is -1.40%, 4.52% and 10.43% for policy years 1-10 and -1.05%, 4.88% and 10.82% for policy years 11 and thereafter.

The investment advisory fees and other Fund expenses vary by Fund from 0.34% to 1.00%. A simple average of 0.71% has been used for the illustrations.

The hypothetical values shown in the tables do not reflect any Separate Account charges for federal income taxes, since we are not currently making such charges. However, such charges may be made in the future, and in that event, the gross annual investment rate of return would have to exceed 0%, 6%, or 12% by an amount sufficient to cover the tax charges in order to produce the death benefit, total account values, and surrender values illustrated.

The tables illustrate the policy values that would result based upon the hypothetical investment rates of return if premiums were paid as indicated, if all net premiums were allocated to Variable Life Account B, and if no Policy loans have been made. The tables are also based on the assumptions that the Policy owner has not requested an increase or decrease in the specified amount of the Policy, and no partial surrenders have been made.

Upon request, we will provide an illustration based upon the proposed Insured's age, and underwriting classification, the specified amount or premium requested, the proposed frequency of premium payments and any available riders requested.

The hypothetical gross annual investment return assumed in such an illustration will not exceed 12%.

                                    TABLE I
   FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE II INSURANCE POLICY(1)
                  UNISEX ISSUE AGE 45 PREFERRED NONSMOKER RISK
                               FULLY UNDERWRITTEN
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                           $10,000.00 ANNUAL PREMIUM
                             GUIDELINE PREMIUM TEST
                              FACE AMOUNT $542,188
                             DEATH BENEFIT OPTION 1

               PREMIUMS               DEATH BENEFIT
              ACCUMULATED     GUARANTEED ANNUAL INVESTMENT            TOTAL ACCOUNT VALUE             CASH SURRENDER VALUE
                  AT                    RETURN OF                 ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF
   POLICY     5% INTEREST  -----------------------------------  -------------------------------  -------------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%    GROSS 12%   GROSS 0%  GROSS 6%   GROSS 12%   GROSS 0%  GROSS 6%   GROSS 12%
   ------     -----------  ----------  ----------  -----------  --------  ---------  ----------  --------  ---------  ----------
1                 10,500     542,188     542,188      542,188     6,029      6,449       6,871     6,729      7,149       7,571
2                 21,525     542,188     542,188      542,188    12,343     13,593      14,895    12,868     14,118      15,420
3                 33,101     542,188     542,188      542,188    18,437     20,932      23,637    18,437     20,932      23,637
4                 45,256     542,188     542,188      542,188    24,298     28,460      33,157    24,298     28,460      33,157
5                 58,019     542,188     542,188      542,188    29,926     36,185      43,541    29,926     36,185      43,541

6                 71,420     542,188     542,188      542,188    35,708     44,527      55,318    35,708     44,527      55,318
7                 85,491     542,188     542,188      542,188    41,217     53,067      68,170    41,217     53,067      68,170
8                100,266     542,188     542,188      542,188    46,436     61,796      82,201    46,435     61,796      82,201
9                115,779     542,188     542,188      542,188    51,338     70,701      97,523    51,338     70,701      97,523
10               132,068     542,188     542,188      542,188    55,894     79,761     114,259    55,894     79,761     114,259

15               226,575     542,188     542,188      542,188    72,878    127,234     225,515    72,876    127,234     225,516
20               347,193     542,188     542,188      542,188    76,940    177,003     408,271    76,940    177,003     408,271
25               501,136     542,188     542,188      827,838    58,847    225,039     713,653    58,847    225,039     713,653
30               697,610     542,188     542,188    1,289,748        66    265,777   1,205,372        65    265,777   1,205,372

20 (Age 65)      347,193     542,188     542,188      542,188    76,940    177,003     408,271    76,940    177,003     408,271


Amounts are in Dollars
(1) Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.


If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated. If a larger premium is paid, the surrender value as a percentage of the total account value will be greater than or equal to those illustrated. If a smaller premium is paid, the surrender value as a percentage of the total account value will be less than or equal to those illustrated.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    TABLE II
   FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE II INSURANCE POLICY(1)
                  UNISEX ISSUE AGE 45 PREFERRED NONSMOKER RISK
                               FULLY UNDERWRITTEN
              CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                           $10,000.00 ANNUAL PREMIUM
                             GUIDELINE PREMIUM TEST
                              FACE AMOUNT $542,188
                             DEATH BENEFIT OPTION 1

               PREMIUMS               DEATH BENEFIT
              ACCUMULATED     GUARANTEED ANNUAL INVESTMENT              TOTAL ACCOUNT VALUE
                  AT                    RETURN OF                   ANNUAL INVESTMENT RETURN OF
   POLICY     5% INTEREST  -----------------------------------  -----------------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%    GROSS 12%    GROSS 0%    GROSS 6%    GROSS 12%
   ------     -----------  ----------  ----------  -----------  ----------  ----------  -----------
1                 10,500     542,188     542,188      542,188       7,647       8,140        8,634
2                 21,525     542,188     542,188      542,188      15,276      16,757       18,297
3                 33,101     542,188     542,188      542,188      22,605      25,573       28,787
4                 45,256     542,188     542,188      542,188      29,661      34,625       40,220
5                 58,019     542,188     542,188      542,188      36,478      43,955       52,734

6                 71,420     542,188     542,188      542,188      43,479      54,029       66,922
7                 85,491     542,188     542,188      542,188      50,287      64,481       82,548
8                100,266     542,188     542,188      542,188      57,107      75,549      100,002
9                115,779     542,188     542,188      542,188      63,730      87,045      119,260
10               132,068     542,188     542,188      542,188      70,134      98,971      140,506

15               226,575     542,188     542,188      542,188      99,272     167,397      289,052
20               347,193     542,188     542,188      661,391     120,979     251,019      542,124
25               501,136     542,188     542,188    1,122,224     138,205     359,669      967,434
30               697,610     542,188     542,188    1,794,448     144,268     502,786    1,677,054

20 (Age 65)      347,193     542,188     542,188      661,391     120,979     251,019      542,124


                     CASH SURRENDER VALUE
                  ANNUAL INVESTMENT RETURN OF
   POLICY     -----------------------------------
    YEAR       GROSS 0%    GROSS 6%    GROSS 12%
   ------     ----------  ----------  -----------
1                 8,347       8,840        9,334
2                15,801      17,262       18,822
3                22,605      25,573       28,787
4                29,661      34,625       40,220
5                36,478      43,956       52,734
6                43,479      54,029       66,922
7                50,287      64,481       62,548
8                57,107      75,549      100,002
9                63,730      87,045      119,260
10               70,134      98,971      140,506
15               99,272     167,397      289,052
20              120,979     251,019      542,124
25              138,205     359,669      967,434
30              144,288     502,786    1,677,054
20 (Age 65)     120,979     251,019      542,124


Amounts are in Dollars
(1) Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed. The current mortality and expense risk charges may be reduced from 0.70% to 0.35% in policy years 11 and thereafter. Beginning in policy years 11 and thereafter, the illustrated net annual return is -1.05%, 4.88% and 10.82%.


If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated. If a larger premium is paid, the surrender value as a percentage of the total account value will be greater than or equal to those illustrated. If a smaller premium is paid, the surrender value as a percentage of the total account value will be less than or equal to those illustrated.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                   TABLE III
   FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE II INSURANCE POLICY(1)
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
                                GUARANTEED ISSUE
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                           $10,000.00 ANNUAL PREMIUM
                             GUIDELINE PREMIUM TEST
                              FACE AMOUNT $542,188
                             DEATH BENEFIT OPTION 1

               PREMIUMS               DEATH BENEFIT
              ACCUMULATED     GUARANTEED ANNUAL INVESTMENT            TOTAL ACCOUNT VALUE             CASH SURRENDER VALUE
                  AT                    RETURN OF                 ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF
   POLICY     5% INTEREST  -----------------------------------  -------------------------------  -------------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%    GROSS 12%   GROSS 0%  GROSS 6%   GROSS 12%   GROSS 0%  GROSS 6%   GROSS 12%
   ------     -----------  ----------  ----------  -----------  --------  ---------  ----------  --------  ---------  ----------
1                 10,500     542,188     542,188      542,188     6,029      6,449       6,871     6,729      7,149       7,571
2                 21,525     542,188     542,188      542,188    12,343     13,593      14,895    12,868     14,116      15,420
3                 33,101     542,188     542,188      542,188    18,437     20,932      23,637    18,437     20,932      23,637
4                 45,256     542,188     542,188      542,188    24,298     28,460      33,157    24,298     28,460      33,157
5                 58,019     542,188     542,188      542,188    29,926     36,185      43,541    29,926     36,185      43,541

6                 71,420     542,188     542,188      542,188    35,708     44,527      55,318    35,708     44,527      55,318
7                 85,491     542,188     542,188      542,188    41,217     53,067      68,170    41,217     53,067      68,170
8                100,266     542,188     542,188      542,188    46,436     61,796      82,201    46,436     61,796      82,201
9                115,779     542,188     542,188      542,188    51,338     70,701      97,523    51,338     70,701      97,523
10               132,068     542,188     542,188      542,188    55,894     79,761     114,259    55,894     79,761     114,259

15               226,575     542,188     542,188      542,188    72,878    127,234     225,515    72,878    127,234     225,515
20               347,193     542,188     542,188      542,188    76,940    177,003     408,271    76,940    177,003     408,271
25               501,136     542,188     542,188      827,838    58,847    225,039     713,653    68,847    225,039     713,653
30               697,610     542,188     542,188    1,289,748        66    265,777   1,205,372        66    265,777   1,205,372

20 (Age 65)      347,193     542,188     542,188      542,188    76,940    177,003     408,271    76,940    177,003     408,271


Amounts are in Dollars
(1) Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.


If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated. If a larger premium is paid, the surrender value as a percentage of the total account value will be greater than or equal to those illustrated. If a smaller premium is paid, the surrender value as a percentage of the total account value will be less than or equal to those illustrated.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    TABLE IV
   FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE II INSURANCE POLICY(1)
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
                                GUARANTEED ISSUE
              CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                           $10,000.00 ANNUAL PREMIUM
                             GUIDELINE PREMIUM TEST
                              FACE AMOUNT $542,188
                             DEATH BENEFIT OPTION 1

               PREMIUMS               DEATH BENEFIT
              ACCUMULATED     GUARANTEED ANNUAL INVESTMENT              TOTAL ACCOUNT VALUE
                  AT                    RETURN OF                   ANNUAL INVESTMENT RETURN OF
   POLICY     5% INTEREST  -----------------------------------  -----------------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%    GROSS 12%    GROSS 0%    GROSS 6%    GROSS 12%
   ------     -----------  ----------  ----------  -----------  ----------  ----------  -----------
1                 10,500     542,188     542,188      542,188       7,297       7,779        8,261
2                 21,525     542,188     542,188      542,188      14,682      16,122       17,622
3                 33,101     542,188     542,188      542,188      21,864      24,749       27,875
4                 45,256     542,188     542,188      542,188      28,850      33,661       39,126
5                 58,019     542,188     542,188      542,188      35,647      42,937       51,491

6                 71,420     542,188     542,188      542,188      42,653      52,954       65,538
7                 85,491     542,188     542,188      542,188      49,462      63,346       81,005
8                100,266     542,188     542,188      542,188      56,292      74,328       93,261
9                115,779     542,188     542,188      542,188      62,834      85,704      117,269
10               132,068     542,188     542,188      542,188      69,156      97,473      138,210

15               226,575     542,188     542,188      542,188      97,657     164,747      284,423
20               347,193     542,188     542,188      650,866     117,909     246,207      533,497
25               501,136     542,188     542,188    1,104,100     131,897     351,029      951,811
30               697,610     542,188     542,188    1,764,304     132,509     489,010    1,648,882

20 (Age 65)      347,193     542,188     542,188      650,866      86,207     246,207      533,497


                     CASH SURRENDER VALUE
                  ANNUAL INVESTMENT RETURN OF
   POLICY     -----------------------------------
    YEAR       GROSS 0%    GROSS 6%    GROSS 12%
   ------     ----------  ----------  -----------
1                 7,997       8,479        8,961
2                15,207      16,647       16,147
3                21,864      24,749       27,876
4                28,850      33,681       39,126
5                35,647      42,937       51,491
6                42,653      52,954       65,538
7                49,462      63,346       81,005
8                56,292      74,328       98,261
9                62,834      85,704      117,269
10               69,156      97,473      138,210
15               97,657     164,747      284,423
20              117,909     246,207      533,497
25              131,897     351,029      951,811
30              132,509     489,010    1,648,882
20 (Age 65)      88,207     246,207      533,497


Amounts are in Dollars
(1) Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed. The current mortality and expense risk charges may be reduced from 0.70% to 0.35% in policy years 11 and thereafter. Beginning in policy years 11 and thereafter, the illustrated net annual return is -1.05%, 4.88% and 10.82%.


If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated. If a larger premium is paid, the surrender value as a percentage of the total account value will be greater than or equal to those illustrated. If a smaller premium is paid, the surrender value as a percentage of the total account value will be less than or equal to those illustrated.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    TABLE V
   FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE II INSURANCE POLICY(1)
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
                                SIMPLIFIED ISSUE
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                           $10,000.00 ANNUAL PREMIUM
                             GUIDELINE PREMIUM TEST
                              FACE AMOUNT $542,188
                             DEATH BENEFIT OPTION 1

               PREMIUMS               DEATH BENEFIT
              ACCUMULATED     GUARANTEED ANNUAL INVESTMENT            TOTAL ACCOUNT VALUE             CASH SURRENDER VALUE
                  AT                    RETURN OF                 ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF
   POLICY     5% INTEREST  -----------------------------------  -------------------------------  -------------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%    GROSS 12%   GROSS 0%  GROSS 6%   GROSS 12%   GROSS 0%  GROSS 6%   GROSS 12%
   ------     -----------  ----------  ----------  -----------  --------  ---------  ----------  --------  ---------  ----------
1                 10,500     542,188     542,188      542,188     6,029      6,449       6,871     6,729      7,149       7,571
2                 21,525     542,188     542,188      542,188    12,343     13,593      14,895    12,868     14,118      15,420
3                 33,101     542,188     542,188      542,188    18,437     20,932      23,637    18,437     20,932      23,637
4                 45,256     542,188     542,188      542,188    24,298     28,460      33,157    24,298     28,460      33,157
5                 58,019     542,188     542,188      542,188    29,926     36,185      43,541    29,926     36,185      43,541

6                 71,420     542,188     542,188      542,188    35,708     44,527      55,318    35,708     44,527      55,318
7                 85,491     542,188     542,188      542,188    41,217     53,067      68,170    41,217     53,067      68,170
8                100,266     542,188     542,188      542,188    46,436     61,796      82,201    46,436     61,796      82,201
9                115,779     542,188     542,188      542,188    51,338     70,701      97,523    51,338     70,701      97,523
10               132,068     542,188     542,188      542,188    55,894     79,761     114,259    55,894     79,761     114,259

15               226,575     542,188     542,188      542,188    72,878    127,234     225,515    72,878    127,234     225,515
20               347,193     542,188     542,188      542,188    76,940    177,003     408,271    76,940    177,003     408,271
25               501,136     542,188     542,188      827,838    58,847    225,039     713,653    58,847    225,039     713,653
30               697,610     542,188     542,188    1,289,748        66    265,777   1,205,372        66    265,777   1,205,372

20 (Age 65)      347,193     542,188     542,188      542,188    76,940    177,003     408,271    76,940    177,003     408,271


Amounts are in Dollars
(1) Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.


If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated. If a larger premium is paid, the surrender value as a percentage of the total account value will be greater than or equal to those illustrated. If a smaller premium is paid, the surrender value as a percentage of the total account value will be less than or equal to those illustrated.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    TABLE VI
   FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE II INSURANCE POLICY(1)
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
                                SIMPLIFIED ISSUE
              CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                           $10,000.00 ANNUAL PREMIUM
                             GUIDELINE PREMIUM TEST
                              FACE AMOUNT $542,188
                             DEATH BENEFIT OPTION 1

               PREMIUMS               DEATH BENEFIT
              ACCUMULATED     GUARANTEED ANNUAL INVESTMENT              TOTAL ACCOUNT VALUE
                  AT                    RETURN OF                   ANNUAL INVESTMENT RETURN OF
   POLICY     5% INTEREST  -----------------------------------  -----------------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%    GROSS 12%    GROSS 0%    GROSS 6%    GROSS 12%
   ------     -----------  ----------  ----------  -----------  ----------  ----------  -----------
1                 10,500     542,188     542,188      542,188       7,495       7,983        8,471
2                 21,525     542,188     542,188      542,188      15,072      16,537       18,061
3                 33,101     542,188     542,188      542,188      22,440      25,379       28,583
4                 45,256     542,188     542,188      542,188      29,603      34,530       40,082
5                 58,019     542,188     542,188      542,188      36,565      44,004       52,731

6                 71,420     542,188     542,188      542,188      43,719      54,236       67,076
7                 85,491     542,188     542,188      542,188      50,658      64,833       82,854
8                100,266     542,188     542,188      542,188      57,564      76,008      100,430
9                115,779     542,188     542,188      542,188      64,214      87,558      119,765
10               132,068     542,188     542,188      542,188      70,581      99,477      141,036

15               226,575     542,188     542,188      542,188      98,672     167,023      289,037
20               347,193     542,188     542,188      659,928     117,873     248,298      540,925
25               501,136     542,188     542,188    1,118,303     131,631     353,685      964,054
30               697,610     542,188     542,188    1,786,111     132,260     492,755    1,669,263

20 (Age 65)      347,193     542,188     542,188      659,928     117,873     243,298      540,925


                     CASH SURRENDER VALUE
                  ANNUAL INVESTMENT RETURN OF
   POLICY     -----------------------------------
    YEAR       GROSS 0%    GROSS 6%    GROSS 12%
   ------     ----------  ----------  -----------
1                 8,195       8,683        9,171
2                15,597      17,062       18,586
3                22,440      25,379       28,563
4                29,603      34,530       40,082
5                36,565      44,004       52,731
6                43,719      54,236       67,076
7                50,658      64,833       82,864
8                57,564      76,008      100,430
9                64,214      87,558      119,765
10               70,581      99,477      141,035
15               98,672     167,023      289,037
20              117,873     248,293      540,925
25              131,631     363,685      964,054
30              132,260     492,755    1,669,263
20 (Age 65)     117,873     248,298      540,925


Amounts are in Dollars
(1) Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed. The current mortality and expense risk charges may be reduced from 0.70% to 0.35% in policy years 11 and thereafter. Beginning in policy years 11 and thereafter, the illustrated net annual return is -1.05%, 4.88% and 10.82%.


If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated. If a larger premium is paid, the surrender value as a percentage of the total account value will be greater than or equal to those illustrated. If a smaller premium is paid, the surrender value as a percentage of the total account value will be less than or equal to those illustrated.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                   TABLE VII
   FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE II INSURANCE POLICY(1)
                  UNISEX ISSUE AGE 45 PREFERRED NONSMOKER RISK
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                               FULLY UNDERWRITTEN
                   $25,000.00 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST
                              FACE AMOUNT $497,803
                             DEATH BENEFIT OPTION 1

               PREMIUMS               DEATH BENEFIT
              ACCUMULATED     GUARANTEED ANNUAL INVESTMENT              TOTAL ACCOUNT VALUE
                  AT                    RETURN OF                   ANNUAL INVESTMENT RETURN OF
   POLICY     5% INTEREST  -----------------------------------  -----------------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%    GROSS 12%    GROSS 0%    GROSS 6%    GROSS 12%
   ------     -----------  ----------  ----------  -----------  ----------  ----------  -----------
1                 26,250     497,803     497,803      497,803      18,017      19,165       20,313
2                 53,813     497,803     497,803      497,803      36,923      40,429       44,075
3                 82,754     497,803     497,803      497,803      55,471      62,584       70,276
4                113,142     497,803     497,803      497,803      73,661      85,668       99,176
5                145,049     497,803     497,803      497,803      91,503     109,738      131,085

6                178,551     497,803     497,803      497,803     109,990     135,893      167,448
7                213,729     497,803     497,803      497,803     128,133     163,183      207,495
8                224,415     497,803     497,803      497,803     123,859     168,311      226,900
9                235,636     497,803     497,803      497,803     119,449     173,514      248,041
10               247,418     497,803     497,803      658,103     114,349     178,776      271,051

15               315,775     497,803     497,803      880,790      88,100     205,694      419,962
20               403,017     497,803     497,803    1,177,612      50,834     232,073      643,417
25               514,362           0     497,803    1,572,271           0     253,385      970,416
30               656,471           0     497,803    2,093,912           0     261,500    1,438,165

20 (Age 65)      403,017     497,803     497,803    1,177,612      50,834     232,073      643,417


                     CASH SURRENDER VALUE
                  ANNUAL INVESTMENT RETURN OF
   POLICY     -----------------------------------
    YEAR       GROSS 0%    GROSS 6%    GROSS 12%
   ------     ----------  ----------  -----------
1                19,767      20,915       22,063
2                38,235      41,741       45,388
3                55,471      62,584       70,276
4                73,661      85,668       99,176
5                91,503     109,738      131,065
6               109,990     135,893      167,448
7               128,113     163,183      207,495
8               123,859     168,311      226,900
9               119,449     173,514      248,041
10              114,849     178,776      271,051
15               88,100     205,694      419,962
20               50,834     232,073      643,417
25                    0     253,385      970,416
30                    0     261,500    1,438,165
20 (Age 65)      50,834     232,073      643,417


Amounts are in Dollars
(1) Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.


If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated. If a larger premium is paid, the surrender value as a percentage of the total account value will be greater than or equal to those illustrated. If a smaller premium is paid, the surrender value as a percentage of the total account value will be less than or equal to those illustrated.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                   TABLE VIII
   FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE II INSURANCE POLICY(1)
                  UNISEX ISSUE AGE 45 PREFERRED NONSMOKER RISK
                               FULLY UNDERWRITTEN
              CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                   $25,000.00 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST
                              FACE AMOUNT $497,803
                             DEATH BENEFIT OPTION 1

               PREMIUMS               DEATH BENEFIT
              ACCUMULATED     GUARANTEED ANNUAL INVESTMENT              TOTAL ACCOUNT VALUE
                  AT                    RETURN OF                   ANNUAL INVESTMENT RETURN OF
   POLICY     5% INTEREST  -----------------------------------  -----------------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%    GROSS 12%    GROSS 0%    GROSS 6%    GROSS 12%
   ------     -----------  ----------  ----------  -----------  ----------  ----------  -----------
1                 26,250     497,803     497,803      497,803      20,653      21,936       23,219
2                 53,813     497,803     497,803      497,803      41,600      45,508       49,570
3                 82,754     497,803     497,803      497,803      62,121      70,035       78,593
4                113,142     497,803     497,803      497,803      82,252      95,601      110,616
5                145,049     497,803     497,803      497,803     102,030     122,293      146,012

6                178,551     497,803     497,803      511,847     122,479     151,260      186,292
7                213,729     497,803     497,803      614,008     142,625     181,582      230,592
8                224,415     497,803     497,803      653,966     139,146     188,567      253,351
9                235,636     497,803     497,803      696,637     135,607     195,819      278,339
10               247,418     497,803     497,803      742,358     131,985     203,346      305,752

15               315,775     497,803     521,904    1,037,362     113,535     246,844      494,615
20               403,017     497,803     554,345    1,456,044      89,209     302,880      795,545
25               514,362     497,803     599,462    2,080,671      60,512     369,992    1,284,204
30               656,471     497,803     655,601    3,006,790      18,610     450,287    2,065,159

20 (Age 65)      403,017     497,803     554,345    1,456,044      89,209     302,880      795,545


                     CASH SURRENDER VALUE
                  ANNUAL INVESTMENT RETURN OF
   POLICY     -----------------------------------
    YEAR       GROSS 0%    GROSS 6%    GROSS 12%
   ------     ----------  ----------  -----------
1                22,403      23,686       24,969
2                42,913      46,820       50,882
3                62,121      70,035       76,593
4                82,252      95,601      110,616
5               102,030     122,293      146,012
6               122,479     151,250      186,292
7               142,625     181,562      230,592
8               139,146     188,557      253,351
9               135,607     195,819      278,339
10              131,985     203,346      305,752
15              113,535     248,844      494,615
20               89,209     302,880      795,545
25               60,512     369,992    1,284,204
30               18,610     450,287    2,065,159
20 (Age 65)      89,209     302,880      795,545


Amounts are in Dollars
(1) Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed. The current mortality and expense risk charges may be reduced from 0.70% to 0.35% in policy years 11 and thereafter. Beginning in policy years 11 and thereafter, the illustrated net annual return is -1.05%, 4.88% and 10.82%.


If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated. If a larger premium is paid, the surrender value as a percentage of the total account value will be greater than or equal to those illustrated. If a smaller premium is paid, the surrender value as a percentage of the total account value will be less than or equal to those illustrated.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    TABLE IX
   FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE II INSURANCE POLICY(1)
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
                                GUARANTEED ISSUE
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                   $25,000.00 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST
                              FACE AMOUNT $497,803
                             DEATH BENEFIT OPTION 1

               PREMIUMS               DEATH BENEFIT
              ACCUMULATED     GUARANTEED ANNUAL INVESTMENT              TOTAL ACCOUNT VALUE
                  AT                    RETURN OF                   ANNUAL INVESTMENT RETURN OF
   POLICY     5% INTEREST  -----------------------------------  -----------------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%    GROSS 12%    GROSS 0%    GROSS 6%    GROSS 12%
   ------     -----------  ----------  ----------  -----------  ----------  ----------  -----------
1                 26,250     497,803     497,803      497,803      18,017      19,165       20,313
2                 53,813     497,803     497,803      497,803      36,923      40,429       44,075
3                 82,754     497,803     497,803      497,803      55,471      62,584       70,276
4                113,142     497,803     497,803      497,803      73,861      85,668       99,176
5                145,049     497,803     497,803      497,803      91,503     109,738      131,065

6                178,551     497,803     497,803      497,803     109,990     135,893      167,448
7                213,729     497,803     497,803      497,803     128,113     163,183      207,495
8                224,415     497,803     497,803      497,803     123,859     168,311      226,900
9                235,636     497,803     497,803      497,803     119,449     173,514      246,041
10               247,418     497,803     497,803      658,103     114,849     178,776      271,051

15               315,775     497,803     497,803      880,790      86,100     205,694      419,962
20               403,017     497,803     497,803    1,177,612      50,834     232,073      643,417
25               514,362           0     497,803    1,572,271           0     253,385      970,416
30               656,471           0     497,803    2,093,912           0     261,500    1,438,165

20 (Age 65)      403,017     497,803     497,803    1,177,612      50,834     232,073      643,417


                     CASH SURRENDER VALUE
                  ANNUAL INVESTMENT RETURN OF
   POLICY     -----------------------------------
    YEAR       GROSS 0%    GROSS 6%    GROSS 12%
   ------     ----------  ----------  -----------
1                19,767      20,915       22,063
2                38,235      41,741       45,388
3                55,471      62,584       70,276
4                73,661      85,668       99,176
5                91,503     109,738      131,085
6               109,990     135,893      167,448
7               126,113     163,183      207,495
8               123,859     168,311      226,900
9               119,449     173,514      246,041
10              114,849     178,776      271,051
15               88,100     205,694      419,962
20               50,834     232,073      643,417
25                    0     253,385      970,416
30                    0     261,500    1,438,165
20 (Age 65)      50,834     232,073      643,417


 Amounts are in Dollars

 (1) Assumes no Policy loan has been made, Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.



If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated. If a larger premium is paid, the surrender value as a percentage of the total account value will be greater than or equal to those illustrated. If a smaller premium is paid, the surrender value as a percentage of the total account value will be less than or equal to those illustrated.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    TABLE X
   FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE II INSURANCE POLICY(1)
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
                                GUARANTEED ISSUE
              CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                   $25,000.00 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST
                              FACE AMOUNT $497,803
                             DEATH BENEFIT OPTION 1

               PREMIUMS               DEATH BENEFIT
              ACCUMULATED     GUARANTEED ANNUAL INVESTMENT              TOTAL ACCOUNT VALUE
                  AT                    RETURN OF                   ANNUAL INVESTMENT RETURN OF
   POLICY     5% INTEREST  -----------------------------------  -----------------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%    GROSS 12%    GROSS 0%    GROSS 6%    GROSS 12%
   ------     -----------  ----------  ----------  -----------  ----------  ----------  -----------
1                 26,250     497,803     497,803      497,803      20,341      21,613       22,887
2                 53,813     497,803     497,803      497,803      41,077      44,949       48,976
3                 82,754     497,803     497,803      497,803      61,475      69,319       77,801
4                113,142     497,803     497,803      497,803      81,549      94,785      109,674
5                145,049     497,803     497,803      497,803     101,313     121,415      144,945

6                178,551     497,803     497,803      503,592     121,766     150,325      185,108
7                213,729     497,803     497,803      610,525     141,914     180,586      229,284
8                224,415     497,803     497,803      650,196     138,422     187,514      251,891
9                235,636     497,803     497,803      692,540     134,845     194,684      276,682
10               247,418     497,803     497,803      737,732     131,160     202,094      303,847

15               315,775     497,803     517,628    1,029,055     112,181     246,805      490,655
20               403,017     497,803     548,082    1,439,872      86,490     299,458      786,709
25               514,362     497,803     589,495    2,046,492      54,423     363,840    1,263,108
30               656,471     497,803     640,487    2,938,113       6,224     439,907    2,017,990

20 (Age 65)      403,017     407,803     546,082    1,439,872      86,490     299,458      786,709


                     CASH SURRENDER VALUE
                  ANNUAL INVESTMENT RETURN OF
   POLICY     -----------------------------------
    YEAR       GROSS 0%    GROSS 6%    GROSS 12%
   ------     ----------  ----------  -----------
1                22,091      23,363       24,637
2                42,390      46,262       50,289
3                61,475      69,319       77,801
4                81,549      94,785      109,674
5               101,313     121,415      144,945
6               121,766     150,325      185,108
7               141,914     180,586      229,284
8               138,422     187,514      251,891
9               134,645     194,684      276,682
10              131,160     202,094      303,847
15              112,161     246,805      490,655
20               86,490     299,458      786,709
25               54,423     363,840    1,263,108
30                6,224     439,907    2,017,990
20 (Age 65)      86,490     299,458      786,709


 Amounts are in Dollars

 (1) Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed. The current mortality and expense risk charges may be reduced from 0.70% to 0.35% in policy years 11 and thereafter. Beginning in policy years 11 and thereafter, the illustrated net annual return is -1.05%, 4.88% and 10.82%.



If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated. If a larger premium is paid, the surrender value as a percentage of the total account value will be greater than or equal to those illustrated. If a smaller premium is paid, the surrender value as a percentage of the total account value will be less than or equal to those illustrated.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    TABLE XI
   FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE II INSURANCE POLICY(1)
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
                                SIMPLIFIED ISSUE
             GUARANTEED INSURANCE COSTS ANS MAXIMUM CHARGES ASSUMED
                   $25,000.00 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST
                              FACE AMOUNT $497,803
                             DEATH BENEFIT OPTION 1

               PREMIUMS               DEATH BENEFIT
              ACCUMULATED     GUARANTEED ANNUAL INVESTMENT              TOTAL ACCOUNT VALUE
                  AT                    RETURN OF                   ANNUAL INVESTMENT RETURN OF
   POLICY     5% INTEREST  -----------------------------------  -----------------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%    GROSS 12%    GROSS 0%    GROSS 6%    GROSS 12%
   ------     -----------  ----------  ----------  -----------  ----------  ----------  -----------
1                 26,250     497,803     497,803      497,803      18,017      19,165       20,313
2                 53,813     497,803     497,803      497,803      36,923      40,429       44,075
3                 82,754     497,803     497,803      497,803      55,471      62,584       70,276
4                113,142     497,803     497,803      497,803      73,661      85,668       99,176
5                145,049     497,803     497,803      497,803      91,503     109,738      131,085

6                178,551     497,803     497,803      497,803     109,990     135,893      167,448
7                213,729     497,803     497,803      497,803     128,113     163,183      207,495
8                224,415     497,803     497,803      497,803     123,859     168,311      226,900
9                235,636     497,803     497,803      497,803     119,449     173,514      248,041
10               247,418     497,803     497,803      658,103     114,849     178,776      271,051

15               315,775     497,803     497,803      880,790      88,100     205,694      419,962
20               403,017     497,803     497,803    1,177,612      50,834     232,073      643,417
25               514,362           0     497,803    1,572,271           0     253,385      970,416
30               656,471           0     497,803    2,093,912           0     261,500    1,438,165

20 (Age 65)      403,017     497,803     497,803    1,177,612      50,834     232,073      643,417


                     CASH SURRENDER VALUE
                  ANNUAL INVESTMENT RETURN OF
   POLICY     -----------------------------------
    YEAR       GROSS 0%    GROSS 6%    GROSS 12%
   ------     ----------  ----------  -----------
1                19,767      20,915       22,063
2                38,235      41,741       45,388
3                55,471      62,584       70,276
4                73,661      85,668       99,176
5                91,503     109,738      131,085
6               109,990     135,893      167,448
7               128,113     163,183      207,495
8               123,859     168,311      225,900
9               119,449     173,514      246,041
10              114,849     178,776      271,051
15               88,100     205,694      419,962
20               50,834     232,073      643,417
25                    0     253,385      970,416
30                    0     261,500    1,438,165
20 (Age 65)      50,834     232,073      643,417


Amounts are in Dollars
(1) Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.


If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated. If a larger premium is paid, the surrender value as a percentage of the total account value will be greater than or equal to those illustrated. If a smaller premium is paid, the surrender value as a percentage of the total account value will be less than or equal to those illustrated.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                   TABLE XII
   FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE II INSURANCE POLICY(1)
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
                                SIMPLIFIED ISSUE
              CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                   $25,000.00 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST
                              FACE AMOUNT $497,803
                             DEATH BENEFIT OPTION 1

               PREMIUMS               DEATH BENEFIT
              ACCUMULATED     GUARANTEED ANNUAL INVESTMENT              TOTAL ACCOUNT VALUE
                  AT                    RETURN OF                   ANNUAL INVESTMENT RETURN OF
   POLICY     5% INTEREST  -----------------------------------  -----------------------------------
    YEAR       PER YEAR     GROSS 0%    GROSS 6%    GROSS 12%    GROSS 0%    GROSS 6%    GROSS 12%
   ------     -----------  ----------  ----------  -----------  ----------  ----------  -----------
1                 26,250     497,803     497,803      497,803      20,517      21,795       23,074
2                 53,813     497,803     497,803      497,803      41,420      45,313       49,361
3                 82,754     497,803     497,803      497,803      61,973      69,862       78,392
4                113,142     497,803     497,803      497,803      82,190      95,505      110,480
5                145,049     497,803     497,803      497,803     102,082     122,304      145,971

6                178,551     497,803     497,803      512,012     122,647     151,373      186,353
7                213,729     497,803     497,803      614,464     142,887     181,781      230,763
8                224,415     497,803     497,803      654,646     139,472     188,848      253,615
9                235,636     497,803     497,803      697,481     135,963     196,145      278,656
10               247,418     497,803     497,803      743,128     132,302     203,667      306,070

15               315,775     497,803     521,291    1,035,573     112,975     248,552      493,762
20               403,017     497,803     550,706    1,445,690      86,311     300,391      789,888
25               514,362     497,803     592,075    2,053,914      54,010     365,432    1,267,689
30               656,471     497,803     643,318    2,948,835       5,825     441,851    2,025,388

20 (Age 65)      403,017     497,803     550,706    1,445,690      86,311     300,891      789,888


                     CASH SURRENDER VALUE
                  ANNUAL INVESTMENT RETURN OF
   POLICY     -----------------------------------
    YEAR       GROSS 0%    GROSS 6%    GROSS 12%
   ------     ----------  ----------  -----------
1                22,267      23,545       24,824
2                42,732      46,626       50,674
3                61,973      69,862       78,392
4                82,190      95,505      110,480
5               102,082     122,304      145,971
6               122,647     151,373      183,353
7               142,887     181,781      230,763
8               139,472     188,848      253,615
9               135,953     196,145      278,656
10              132,302     203,667      306,070
15              112,975     246,552      493,762
20               88,311     300,391      789,888
25               54,010     365,432    1,267,689
30                5,825     441,851    2,025,388
20 (Age 65)      86,311     300,891      789,888


Amounts are in Dollars
(1) Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed. The current mortality and expense risk charges may be reduced from 0.70% to 0.35% in policy years 11 and thereafter. Beginning in policy years 11 and thereafter, the illustrated net annual return is -1.05%, 4.88% and 10.82%.


If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated. If a larger premium is paid, the surrender value as a percentage of the total account value will be greater than or equal to those illustrated. If a smaller premium is paid, the surrender value as a percentage of the total account value will be less than or equal to those illustrated.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                              FINANCIAL STATEMENTS

                            VARIABLE LIFE ACCOUNT B

                                     INDEX

                                                                  PAGE
                                                                --------
Statement of Assets and Liabilities.........................    S-2
Statements of Operations and Changes in Net Assets..........    S-5
Notes to Financial Statements...............................    S-6
Independent Auditors' Report................................    S-24

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES -- December 31, 2000
ASSETS:
Investments, at net asset value (Note 1)

                                                                                                   TOTAL
                                                                  SHARES            COST          ASSETS
                                                                  ------            ----          ------
  Aetna Ascent VP                                                222,976    $  3,225,052    $  3,266,590
  Aetna Balanced VP, Inc.                                      1,856,713      28,639,665      24,879,948
  Aetna Bond VP                                                1,528,506      19,649,336      19,274,478
  Aetna Crossroads VP                                            105,976       1,438,294       1,439,151
  Aetna Growth and Income VP                                   5,951,466     190,219,155     143,549,353
  Aetna Growth VP                                                  1,058          16,698          15,856
  Aetna Index Plus Large Cap VP                                1,052,881      20,762,348      17,614,701
  Aetna Legacy VP                                                102,726       1,290,208       1,318,990
  Aetna Money Market VP                                        3,463,197      46,992,877      47,127,898
  Aetna Small Company VP                                          40,209         621,496         669,475
  Aetna Value Opportunity VP                                       9,223         144,481         141,474
  Fidelity Investments Variable Insurance Products Fund:
    Equity-Income Portfolio                                    1,217,169      29,868,265      31,062,152
    Growth Portfolio                                             311,118      15,404,191      13,580,280
    High Income Portfolio                                         58,718         615,735         480,309
    Overseas Portfolio                                           147,571       3,096,665       2,949,948
  Fidelity Investments Variable Insurance Products Fund II:
    Asset Manager Portfolio                                       37,070         613,163         593,122
    Contrafund Portfolio                                         983,652      24,377,901      23,351,918
  Janus Aspen Series:
    Aggressive Growth Portfolio                                  983,185      41,979,173      35,689,644
    Balanced Portfolio                                           954,148      23,487,994      23,195,357
    Flexible Income Portfolio                                     38,354         439,997         439,532
    Growth Portfolio                                           1,125,689      35,627,436      29,808,245
    Worldwide Growth Portfolio                                 1,440,742      60,673,841      53,278,669
  MFS Variable Insurance Trust:
    Total Return Series                                            1,590          29,400          31,141
    World Government Series                                          208           2,096           2,082
  Oppenheimer Funds:
    Aggressive Growth Fund                                        10,919         928,835         772,752
    Global Securities Fund                                        65,340       2,041,736       1,981,704
    Growth & Income Fund                                          18,377         436,428         390,693
    Strategic Bond Fund                                          334,162       1,598,803       1,567,214
  Portfolio Partners Inc. (PPI):
    PPI MFS Emerging Equities Portfolio                          438,344      32,610,849      25,581,735
    PPI MFS Research Growth Portfolio                          1,248,228      18,274,883      16,326,818
    PPI MFS Value Equity Portfolio                                78,798       4,134,132       3,499,395
    PPI Scudder International Growth Portfolio                 1,010,371      18,226,229      18,631,234
    PPI T. Rowe Price Growth Equity Portfolio                     50,359       3,061,132       3,043,713
                                                                            ------------    ------------
TOTAL ASSETS                                                                $630,528,494    $545,555,571
                                                                            ============    ============

See accompanying notes to financial statements.

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES -- December 31, 2000 (continued):

NET ASSETS REPRESENTED BY:
POLICYHOLDERS' ACCOUNT VALUES: (NOTES 1 AND 5)
  AETNA ASCENT VP
    Policyholders' account values...........................    $  3,266,590
  AETNA BALANCED VP, INC.
    Policyholders' account values...........................      24,879,948
  AETNA BOND VP
    Policyholders' account values...........................      19,274,478
  AETNA CROSSROADS VP
    Policyholders' account values...........................       1,439,151
  AETNA GROWTH AND INCOME VP
    Policyholders' account values...........................     143,549,353
  AETNA GROWTH VP
    Policyholders' account values...........................          15,856
  AETNA INDEX PLUS LARGE CAP VP
    Policyholders' account values...........................      17,614,701
  AETNA LEGACY VP
    Policyholders' account values...........................       1,318,990
  AETNA MONEY MARKET VP
    Policyholders' account values...........................      47,127,898
  AETNA SMALL COMPANY VP
    Policyholders' account values...........................         669,475
  AETNA VALUE OPPORTUNITY VP
    Policyholders' account values...........................         141,474
  FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND:
    EQUITY-INCOME PORTFOLIO
      Policyholders' account values.........................      31,062,152
    GROWTH PORTFOLIO
      Policyholders' account values.........................      13,580,280
    HIGH INCOME PORTFOLIO
      Policyholders' account values.........................         480,309
    OVERSEAS PORTFOLIO
      Policyholders' account values.........................       2,949,948
  FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND II:
    ASSET MANAGER PORTFOLIO
      Policyholders' account values.........................         593,122
    CONTRAFUND PORTFOLIO
      Policyholders' account values.........................      23,351,918
  JANUS ASPEN SERIES:
    AGGRESSIVE GROWTH PORTFOLIO
      Policyholders' account values.........................      35,689,644
    BALANCED PORTFOLIO
      Policyholders' account values.........................      23,195,357
    FLEXIBLE INCOME PORTFOLIO
      Policyholders' account values.........................         439,532
    GROWTH PORTFOLIO
      Policyholders' account values.........................      29,808,245
    WORLDWIDE GROWTH PORTFOLIO
      Policyholders' account values.........................      53,278,669

See accompanying notes to financial statements.

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES -- December 31, 2000 (continued):

MFS VARIABLE INSURANCE TRUST:
    TOTAL RETURN SERIES
      Policyholders' account values.........................    $     31,141
    WORLD GOVERNMENT SERIES
      Policyholders' account values.........................           2,082
  OPPENHEIMER FUNDS:
    AGGRESSIVE GROWTH FUND
      Policyholders' account values.........................         772,752
    GLOBAL SECURITIES FUND
      Policyholders' account values.........................       1,981,704
    GROWTH & INCOME FUND
      Policyholders' account values.........................         390,693
    STRATEGIC BOND FUND
      Policyholders' account values.........................       1,567,214
  PORTFOLIO PARTNERS INC. (PPI):
    PPI MFS EMERGING EQUITIES PORTFOLIO
      Policyholders' account values.........................      25,581,735
    PPI MFS RESEARCH GROWTH PORTFOLIO
      Policyholders' account values.........................      16,326,818
    PPI MFS VALUE EQUITY PORTFOLIO
      Policyholders' account values.........................       3,499,395
    PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
      Policyholders' account values.........................      18,631,234
    PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
      Policyholders' account values.........................       3,043,713
                                                                ------------
                                                                $545,555,571
                                                                ============

See accompanying notes to financial statements.

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                      YEAR ENDED DECEMBER 31,
                                                               2000             1999             1998
                                                               ----             ----             ----
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
  Dividends...........................................    $   58,789,163    $  48,867,068    $  43,340,466
Expenses: (Notes 2 and 5)
  Valuation period deduction..........................        (6,075,769)      (5,991,275)      (4,390,578)
                                                          --------------    -------------    -------------
Net Investment Income.................................        52,713,394       42,875,793       38,949,888
                                                          --------------    -------------    -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4
  and 5)
  Proceeds from sales.................................     1,230,914,303      874,382,151      481,590,756
  Cost of investments sold............................     1,215,994,773      793,957,391      454,360,016
                                                          --------------    -------------    -------------
    Net realized gain.................................        14,919,530       80,424,760       27,230,740
Net unrealized gain (loss) on investments: (Note 5)
  Beginning of year...................................        56,758,198       29,609,254       16,987,228
  End of year.........................................       (84,972,923)      56,758,198       29,609,254
                                                          --------------    -------------    -------------
    Net change in unrealized gain (loss)..............      (141,731,121)      27,148,944       12,622,026
                                                          --------------    -------------    -------------
Net realized and unrealized gain (loss) on
  investments.........................................      (126,811,591)     107,573,704       39,852,766
                                                          --------------    -------------    -------------
Net increase (decrease) in net assets resulting from
  operations..........................................       (74,098,197)     150,449,497       78,802,654
                                                          --------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
  TRANSACTIONS:
Variable life premium payments........................        79,636,531      135,305,924      171,088,399
Transfers to the Company for monthly deductions.......       (29,995,274)     (32,799,767)     (29,899,398)
Redemptions by policyholders..........................       (63,976,557)    (162,896,593)     (15,359,273)
Transfers on account of policy loans..................        (5,246,469)      (4,913,122)      (4,006,080)
Other.................................................           500,403          779,888         (342,142)
                                                          --------------    -------------    -------------
Net increase (decrease) in net assets resulting from
  unit transactions (Note 5)..........................       (19,081,366)     (64,523,670)     121,481,506
                                                          --------------    -------------    -------------
Net changes in net assets.............................       (93,179,563)      85,925,827      200,284,160
NET ASSETS:
Beginning of period...................................       638,735,134      552,809,307      352,525,147
                                                          --------------    -------------    -------------
End of period.........................................    $  545,555,571    $ 638,735,134    $ 552,809,307
                                                          ==============    =============    =============

See accompanying notes to financial statements.

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES & ACCOUNT INFORMATION

    Variable Life Account B (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable life insurance product contracts as defined under the Internal Revenue Code of 1986, as amended. The Account consists of seven products which are listed below.

    - Aetna Vest
    - Aetna Vest II
    - Aetna Vest Plus
    - Aetna Vest Estate Protector
    - Aetna Vest Estate Protector II
    - Corporate Specialty Market
    - Corporate Specialty Market II

    Effective October 1, 1998, Aetna Life Insurance Company and Aetna Life Insurance & Annuity Company contracted the administrative servicing obligations to its individual variable life business to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY). Although the Company is responsible for all policy terms and conditions, Lincoln Life and LNY are responsible for servicing the individual life contracts, including the payment of benefits, oversight of investment management and contract administration. The assets of the Account are owned by Lincoln Life and LNY. The portion of the Account's assets supporting the variable life policies may not be used to satisfy liabilities arising out of any other business of Lincoln Life or LNY.

    During 2000, Aetna Life Insurance Company and Aetna Life Insurance & Annuity Company moved the NYSUT Individual Life block of business from the Account at a market value of $253,767. The NYSUT Individual Life block of business is not a part of the business administered by Lincoln Life and LNY and is no longer part of the Account.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.

   A. VALUATION OF INVESTMENTS
    Investments in the following funds are stated at the closing net asset value per share as determined by each fund on December 31, 2000:

   Aetna Ascent VP                                     Janus Aspen Series:
   Aetna Balanced VP, Inc.                             - Aggressive Growth Portfolio
   Aetna Bond VP                                       - Balanced Portfolio
   Aetna Crossroads VP                                 - Flexible Income Portfolio
   Aetna Growth and Income VP                          - Growth Portfolio
   Aetna Growth VP                                     - Worldwide Growth Portfolio
   Aetna Index Plus Large Cap VP                       MFS Variable Insurance Trust:
   Aetna Legacy VP                                     - Total Return Series
   Aetna Money Market VP                               - World Government Series
   Aetna Small Company VP                              Oppenheimer Funds:
   Aetna Value Opportunity VP                          - Aggressive Growth Fund
   Fidelity Investments                                - Global Securities Fund
   Insurance Products Fund:                            - Growth & Income Fund
   - Equity-Income Portfolio                           - Strategic Bond Fund
   - Growth Portfolio                                  Portfolio Partners Inc. (PPI):
   - High Income Portfolio                             - PPI MFS Emerging Equities Portfolio
   - Overseas Portfolio                                - PPI MFS Research Growth Portfolio
   Fidelity Investments Variable Insurance             - PPI MFS Value Equity Portfolio
   Products Fund II:                                   - PPI Scudder International Growth Portfolio
   - Asset Manager Portfolio                           - PPI T. Rowe Price Growth Equity Portfolio
   - Contrafund Portfolio

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued):

   B. OTHER

    Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   C. FEDERAL INCOME TAXES

    The operation of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended. The Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable with respect to the Account's net investment income and the net realized gain on investments.

2.  MORTALITY & EXPENSE GUARANTEES & OTHER TRANSACTIONS WITH AFFILIATES

    The Company charges each variable sub-account for mortality and expense risk. The amount charged is deducted daily at rates per year specified in each policy.

    The Company deducts a premium load from each premium payment to cover administration expenses, state taxes, and Federal income tax liabilities. The percentage deducted from each premium payment is specified in each policy.

    The Company charges monthly administrative fees for items such as underwriting and issuance, premium billing and collection, policy value calculation, confirmations and periodic reports. The amount of the monthly administrative fees are specified in each policy.

    The Company charges a monthly deduction for the cost of insurance and any charges for supplemental riders. The cost of insurance charge is equal to the amount at risk multiplied by a monthly cost of insurance rate. The cost of insurance rate is variable and is based on the insured's issue age, sex (where permitted by law), number of policy years elapsed and premium class.

    Under certain circumstances, the Company reserves the right to charge a transfer fee between sub-accounts. The amount of the transfer fee is specified in each policy.

    The Company, upon full surrender of a policy, may charge a surrender charge. This charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The amount of the surrender charge, if any, will depend on the specified amount, insured's age, risk class and sex (where permitted by law). The maximum surrender charges are included in each policy and are in compliance with each state's nonforfeiture law.

3.  DIVIDEND INCOME

    On an annual basis, the underlying mutual funds in which the Account invests distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions paid to the Account are automatically reinvested in shares of the underlying mutual funds. The Account's proportionate share of each underlying mutual fund's undistributed net investment income and accumulated net realized gain (loss) on investments is included in net unrealized gain (loss) on investments in the Statements of Operations and Changes in Net Assets of the Account.

4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended December 31, 2000, 1999 and 1998 aggregated $1,264,546,331 and $1,230,914,303, $852,734,274 and $874,382,151,
    and $642,022,151 and $481,590,756, respectively.

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS -- December 31, 2000 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF OPERATIONS AND CHANGES IN NET
ASSETS

                                               Valuation      Proceeds        Cost of          Net
                                                Period          from        Investments      Realized
 YEAR ENDED DECEMBER 31, 2000     Dividends   Deductions       Sales            Sold       Gain (Loss)
 AETNA ASCENT VP                     $38,638    $(31,515)        $308,641        $301,084        $7,557
 Policyholders' account values
 AETNA BALANCED VP, INC.           3,570,806    (259,568)       7,301,676       6,960,899       340,777
 Policyholders' account values
 AETNA BOND VP                       983,072    (171,073)       5,252,405       5,596,388      (343,983)
 Policyholders' account values
 AETNA CROSSROADS VP                  38,142     (19,442)       1,218,124       1,185,844        32,280
 Policyholders' account values
 AETNA GROWTH AND INCOME VP       17,869,945  (1,573,702)      18,811,348      21,010,033    (2,198,685)
 Policyholders' account values
 AETNA GROWTH VP                         329        (292)          41,686          36,146         5,540
 Policyholders' account values
 AETNA INDEX PLUS LARGE CAP VP     2,277,415    (184,673)      14,577,799      13,668,631       909,168
 Policyholders' account values
 AETNA LEGACY VP                      24,973     (11,331)          97,697          93,785         3,912
 Policyholders' account values
 AETNA MONEY MARKET VP             1,631,888    (390,772)     441,757,611     440,882,757       874,854
 Policyholders' account values
 AETNA SMALL COMPANY VP               49,216      (8,264)         178,524         141,624        36,900
 Policyholders' account values
 AETNA VALUE OPPORTUNITY VP           21,138      (1,380)          10,431          10,015           416
 Policyholders' account values
 FIDELITY INVESTMENTS VARIABLE
 INSURANCE PRODUCTS FUND:
 EQUITY-INCOME PORTFOLIO           2,541,019    (272,156)      19,439,956      19,578,131      (138,175)
 Policyholders' account values
 GROWTH PORTFOLIO                  2,239,168    (179,466)       8,321,253       6,379,106     1,942,147
 Policyholders' account values
 HIGH INCOME PORTFOLIO                61,259      (7,746)         619,734         737,807      (118,073)
 Policyholders' account values
 OVERSEAS PORTFOLIO                  444,626     (36,753)       1,013,300         833,771       179,529
 Policyholders' account values
 FIDELITY INVESTMENTS VARIABLE
 INSURANCE PRODUCTS FUND II:
 ASSET MANAGER PORTFOLIO             182,521      (8,879)       1,612,451       1,650,038       (37,587)
 Policyholders' account values
 CONTRAFUND PORTFOLIO              3,736,611    (248,336)      12,549,865      10,761,449     1,788,416
 Policyholders' account values
 JANUS ASPEN SERIES:
 AGGRESSIVE GROWTH PORTFOLIO       6,697,490    (581,012)     191,812,733     201,087,299    (9,274,566)
 Policyholders' account values

                                                                           Net Increase
                                     Net Unrealized                        (Decrease) in
                                       Gain (Loss)              Net         Net Assets                 Net Assets
                                -------------------------    Change in       Resulting         --------------------------
                                 Beginning       End        Unrealized       From Unit          Beginning        End
YEAR ENDED DECEMBER 31, 2000     of Period    of Period     Gain (Loss)    Transactions         of Period     of Period
AETNA ASCENT VP                    $114,462       $41,538       $(72,924)        $188,758
Policyholders' account values                                                                    $3,136,076    $3,266,590
AETNA BALANCED VP, INC.             250,405    (3,759,717)    (4,010,122)      (3,423,656)
Policyholders' account values                                                                    28,661,711    24,879,948
AETNA BOND VP                    (1,358,696)     (374,858)       983,838       (1,475,064)
Policyholders' account values                                                                    19,297,688    19,274,478
AETNA CROSSROADS VP                  60,167           857        (59,310)        (947,809)
Policyholders' account values                                                                     2,395,290     1,439,151
AETNA GROWTH AND INCOME VP      (13,274,660)  (46,669,802)   (33,395,142)      (9,405,679)
Policyholders' account values                                                                   172,252,616   143,549,353
AETNA GROWTH VP                       5,782          (842)        (6,624)         (41,164)
Policyholders' account values                                                                        58,067        15,856
AETNA INDEX PLUS LARGE CAP VP     1,857,549    (3,147,647)    (5,005,196)        (930,084)
Policyholders' account values                                                                    20,548,071    17,614,701
AETNA LEGACY VP                        (269)       28,782         29,051          156,791
Policyholders' account values                                                                     1,115,594     1,318,990
AETNA MONEY MARKET VP               190,948       135,021        (55,927)       6,624,483
Policyholders' account values                                                                    38,443,372    47,127,898
AETNA SMALL COMPANY VP              108,664        47,979        (60,685)          18,260
Policyholders' account values                                                                       634,048       669,475
AETNA VALUE OPPORTUNITY VP            5,078        (3,007)        (8,085)          (5,735)
Policyholders' account values                                                                       135,120       141,474
FIDELITY INVESTMENTS VARIABLE
INSURANCE PRODUCTS FUND:
EQUITY-INCOME PORTFOLIO           1,398,142     1,193,887       (204,255)      (2,587,060)
Policyholders' account values                                                                    31,722,779    31,062,152
GROWTH PORTFOLIO                  3,850,177    (1,823,911)    (5,674,088)      (5,107,791)
Policyholders' account values                                                                    20,360,310    13,580,280
HIGH INCOME PORTFOLIO               (13,223)     (135,426)      (122,203)        (411,796)
Policyholders' account values                                                                     1,078,868       480,309
OVERSEAS PORTFOLIO                1,225,453      (146,717)    (1,372,170)        (801,518)
Policyholders' account values                                                                     4,536,234     2,949,948
FIDELITY INVESTMENTS VARIABLE
INSURANCE PRODUCTS FUND II:
ASSET MANAGER PORTFOLIO             130,759       (20,041)      (150,800)      (1,125,479)
Policyholders' account values                                                                     1,733,346       593,122
CONTRAFUND PORTFOLIO              6,072,796    (1,025,983)    (7,098,779)      (3,880,980)
Policyholders' account values                                                                    29,054,986    23,351,918
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO      12,041,322    (6,289,529)   (18,330,851)        (282,893)
Policyholders' account values                                                                    57,461,476    35,689,644

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS -- December 31, 2000 (continued):
5. SUPPLEMENTAL INFORMATION TO STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued):

                                               Valuation      Proceeds        Cost of          Net
                                                Period          from        Investments      Realized
 YEAR ENDED DECEMBER 31, 2000     Dividends   Deductions       Sales            Sold       Gain (Loss)
 BALANCED PORTFOLIO               $2,703,458   $(227,375)      $3,320,459      $2,430,791      $889,668
 Policyholders' account values
 FLEXIBLE INCOME PORTFOLIO            29,269      (4,563)         172,032         172,802          (770)
 Policyholders' account values
 GROWTH PORTFOLIO                  3,207,380    (374,413)      22,061,661      17,472,933     4,588,728
 Policyholders' account values
 WORLDWIDE GROWTH PORTFOLIO        5,654,399    (664,457)     126,946,450     115,442,024    11,504,426
 Policyholders' account values
 MFS VARIABLE INSURANCE TRUST:
 TOTAL RETURN SERIES                     149        (111)          42,562          40,916         1,646
 Policyholders' account values
 WORLD GOVERNMENT SERIES (1)              96         (18)              --              --            --
 Policyholders' account values
 OPPENHEIMER FUNDS:
 AGGRESSIVE GROWTH FUND               32,650      (9,415)          61,285          53,307         7,978
 Policyholders' account values
 GLOBAL SECURITIES FUND              136,309     (13,082)       1,323,221       1,301,050        22,171
 Policyholders' account values
 GROWTH & INCOME FUND                 23,432      (3,481)          38,671          39,781        (1,110)
 Policyholders' account values
 STRATEGIC BOND FUND                 112,010     (12,281)         270,997         275,975        (4,978)
 Policyholders' account values
 PORTFOLIO PARTNERS INC. (PPI):
 PPI MFS EMERGING EQUITIES
  PORTFOLIO                          357,259    (324,037)      33,692,167      30,432,934     3,259,233
 Policyholders' account values
 PPI MFS RESEARCH GROWTH
  PORTFOLIO                        1,236,576    (163,429)      19,127,532      16,513,502     2,614,030
 Policyholders' account values
 PPI MFS VALUE EQUITY PORTFOLIO      552,071     (35,643)       1,766,224       1,594,451       171,773
 Policyholders' account values
 PPI SCUDDER INTERNATIONAL
  GROWTH PORTFOLIO                 2,101,751    (232,551)     296,612,296     298,934,817    (2,322,521)
 Policyholders' account values
 PPI T. ROWE PRICE GROWTH
  EQUITY PORTFOLIO                   234,098     (24,553)         553,512         374,683       178,829
 Policyholders' account values
 TOTAL VARIABLE LIFE ACCOUNT B   $58,789,163  $(6,075,769) $1,230,914,303  $1,215,994,773   $14,919,530

 (1)  - Reflects seed money. No funds have been received for this option.

                                                                           Net Increase
                                     Net Unrealized                        (Decrease) in
                                       Gain (Loss)              Net         Net Assets                Net Assets
                                -------------------------    Change in       Resulting        --------------------------
                                 Beginning       End        Unrealized       From Unit         Beginning        End
YEAR ENDED DECEMBER 31, 2000     of Period    of Period     Gain (Loss)    Transactions        of Period     of Period
BALANCED PORTFOLIO               $3,868,165     $(292,637)   $(4,160,802)      $1,637,081
Policyholders' account values                                                                  $22,353,327   $23,195,357
FLEXIBLE INCOME PORTFOLIO            (1,205)         (465)           740          346,589
Policyholders' account values                                                                       68,267       439,532
GROWTH PORTFOLIO                  7,864,910    (5,819,191)   (13,684,101)       1,827,670
Policyholders' account values                                                                   34,242,981    29,808,245
WORLDWIDE GROWTH PORTFOLIO       19,350,824    (7,395,172)   (26,745,996)      (2,456,323)
Policyholders' account values                                                                   65,986,620    53,278,669
MFS VARIABLE INSURANCE TRUST:
TOTAL RETURN SERIES                     125         1,741          1,616           16,497
Policyholders' account values                                                                       11,344        31,141
WORLD GOVERNMENT SERIES (1)             (16)          (14)             2               18
Policyholders' account values                                                                        1,984         2,082
OPPENHEIMER FUNDS:
AGGRESSIVE GROWTH FUND                9,807      (156,083)      (165,890)         169,226
Policyholders' account values                                                                      738,203       772,752
GLOBAL SECURITIES FUND              128,388       (60,032)      (188,420)       1,379,407
Policyholders' account values                                                                      645,319     1,981,704
GROWTH & INCOME FUND                  9,124       (45,735)       (54,859)         114,050
Policyholders' account values                                                                      312,661       390,693
STRATEGIC BOND FUND                  38,400       (31,589)       (69,989)         229,358
Policyholders' account values                                                                    1,313,094     1,567,214
PORTFOLIO PARTNERS INC. (PPI):
PPI MFS EMERGING EQUITIES
 PORTFOLIO                        6,611,843    (7,029,114)   (13,640,957)       1,188,524
Policyholders' account values                                                                   34,741,713    25,581,735
PPI MFS RESEARCH GROWTH
 PORTFOLIO                        2,586,254    (1,948,065)    (4,534,319)       1,272,516
Policyholders' account values                                                                   15,901,444    16,326,818
PPI MFS VALUE EQUITY PORTFOLIO      477,099      (634,737)    (1,111,836)         994,300
Policyholders' account values                                                                    2,928,730     3,499,395
PPI SCUDDER INTERNATIONAL
 GROWTH PORTFOLIO                 2,712,777       405,005     (2,307,772)      (3,066,207)
Policyholders' account values                                                                   24,458,534    18,631,234
PPI T. ROWE PRICE GROWTH
 EQUITY PORTFOLIO                   436,847       (17,419)      (454,266)         704,344
Policyholders' account values                                                                    2,405,261     3,043,713
TOTAL VARIABLE LIFE ACCOUNT B   $56,758,198  $(84,972,923) $(141,731,121)    $(19,081,366)    $638,735,134  $545,555,571

 (1)  - Reflects seed money. No funds have been received for this option.

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS -- December 31, 2000 (continued):
5. SUPPLEMENTAL INFORMATION TO STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued):

                                               Valuation     Proceeds      Cost of         Net
                                                Period         from      Investments    Realized
 YEAR ENDED DECEMBER 31, 1999     Dividends   Deductions      Sales          Sold      Gain (Loss)
 AETNA ASCENT VP                    $207,334    $(27,423)      $797,996      $774,178      $23,818
 Policyholders' account values
 AETNA BALANCED VP, INC.           4,927,154    (362,224)    24,237,521    25,666,801   (1,429,280)
 Policyholders' account values
 AETNA BOND VP                     1,443,656    (280,638)    18,417,017    18,670,143     (253,126)
 Policyholders' account values
 AETNA CROSSROADS VP                 150,412     (21,636)       728,894       729,509         (615)
 Policyholders' account values
 AETNA GROWTH AND INCOME VP       30,198,699  (1,580,938)    32,617,948    29,355,401    3,262,547
 Policyholders' account values
 AETNA GROWTH VP (1)                   3,015     (34,261)     5,715,725     5,103,503      612,222
 Policyholders' account values
 AETNA INDEX PLUS LARGE CAP VP       881,321    (196,915)    14,299,931    11,770,545    2,529,386
 Policyholders' account values
 AETNA LEGACY VP                      62,497      (9,474)       227,116       226,972          144
 Policyholders' account values
 AETNA MONEY MARKET VP             1,696,087    (398,471)   240,430,804   240,018,029      412,775
 Policyholders' account values
 AETNA SMALL COMPANY VP                8,993     (28,237)     4,384,995     3,960,970      424,025
 Policyholders' account values
 AETNA VALUE OPPORTUNITY VP            6,310        (991)        96,462        76,961       19,501
 Policyholders' account values
 FIDELITY INVESTMENTS VARIABLE
   INSURANCE PRODUCTS FUND:
 EQUITY-INCOME PORTFOLIO           1,764,504    (369,449)    17,136,392    15,738,454    1,397,938
 Policyholders' account values
 GROWTH PORTFOLIO                  2,197,635    (205,229)    16,307,193    12,435,135    3,872,058
 Policyholders' account values
 HIGH INCOME PORTFOLIO                62,986      (7,432)       326,086       352,715      (26,629)
 Policyholders' account values
 OVERSEAS PORTFOLIO                  125,931     (32,249)     1,315,907     1,200,968      114,939
 Policyholders' account values
 FIDELITY INVESTMENTS VARIABLE
   INSURANCE PRODUCTS FUND II:
 ASSET MANAGER PORTFOLIO             232,267     (29,020)     2,871,385     2,692,023      179,362
 Policyholders' account values
 CONTRAFUND PORTFOLIO              1,565,873    (381,504)    26,236,688    20,796,590    5,440,098
 Policyholders' account values
 JANUS ASPEN SERIES:
 AGGRESSIVE GROWTH PORTFOLIO       1,087,970    (302,514)   130,280,210   109,911,278   20,368,932
 Policyholders' account values

                                                                        Net Increase
                                     Net Unrealized                     (Decrease) in
                                      Gain (Loss)             Net        Net Assets                 Net Assets
                                ------------------------   Change in      Resulting         --------------------------
                                Beginning       End       Unrealized      From Unit          Beginning        End
YEAR ENDED DECEMBER 31, 1999    of Period    of Period    Gain (Loss)   Transactions         of Period     of Period
AETNA ASCENT VP                   $(53,438)     $114,462    $167,900          $(13,121)
Policyholders' account values                                                                 $2,777,568    $3,136,076
AETNA BALANCED VP, INC.            (88,169)      250,405     338,574        (8,902,224)
Policyholders' account values                                                                 34,089,711    28,661,711
AETNA BOND VP                      (21,056)   (1,358,696) (1,337,640)      (10,250,586)
Policyholders' account values                                                                 29,976,022    19,297,688
AETNA CROSSROADS VP                (13,664)       60,167      73,831           137,429
Policyholders' account values                                                                  2,055,869     2,395,290
AETNA GROWTH AND INCOME VP      (6,059,944)  (13,274,660) (7,214,716)       (9,143,942)
Policyholders' account values                                                                156,730,966   172,252,616
AETNA GROWTH VP (1)                     --         5,782       5,782          (528,691)
Policyholders' account values                                                                         --        58,067
AETNA INDEX PLUS LARGE CAP VP    1,027,911     1,857,549     829,638         3,159,014
Policyholders' account values                                                                 13,345,627    20,548,071
AETNA LEGACY VP                     (9,107)         (269)      8,838            45,676
Policyholders' account values                                                                  1,007,913     1,115,594
AETNA MONEY MARKET VP              267,256       190,948     (76,308)          143,868
Policyholders' account values                                                                 36,665,421    38,443,372
AETNA SMALL COMPANY VP             (23,492)      108,664     132,156          (890,290)
Policyholders' account values                                                                    987,401       634,048
AETNA VALUE OPPORTUNITY VP          12,485         5,078      (7,407)           61,807
Policyholders' account values                                                                     55,900       135,120
FIDELITY INVESTMENTS VARIABLE
  INSURANCE PRODUCTS FUND:
EQUITY-INCOME PORTFOLIO          2,106,941     1,398,142    (708,799)       (7,091,968)
Policyholders' account values                                                                 36,730,553    31,722,779
GROWTH PORTFOLIO                 3,937,336     3,850,177     (87,159)       (4,688,720)
Policyholders' account values                                                                 19,271,725    20,360,310
HIGH INCOME PORTFOLIO              (22,754)      (13,223)      9,531           804,059
Policyholders' account values                                                                    236,353     1,078,868
OVERSEAS PORTFOLIO                 190,775     1,225,453   1,034,678           178,105
Policyholders' account values                                                                  3,114,830     4,536,234
FIDELITY INVESTMENTS VARIABLE
  INSURANCE PRODUCTS FUND II:
ASSET MANAGER PORTFOLIO            266,952       130,759    (136,193)       (1,643,684)
Policyholders' account values                                                                  3,130,614     1,733,346
CONTRAFUND PORTFOLIO             5,961,343     6,072,796     111,453       (16,110,899)
Policyholders' account values                                                                 38,429,965    29,054,986
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO      3,818,015    12,041,322   8,223,307         4,654,782
Policyholders' account values                                                                 23,428,999    57,461,476

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS -- December 31, 2000 (continued):
5. SUPPLEMENTAL INFORMATION TO STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued):

                                               Valuation     Proceeds      Cost of         Net
                                                Period         from      Investments    Realized
 YEAR ENDED DECEMBER 31, 1999     Dividends   Deductions      Sales          Sold      Gain (Loss)
 BALANCED PORTFOLIO              $   550,807  $ (265,810)  $ 17,853,236  $ 12,910,893  $ 4,942,343
 Policyholders' account values
 FLEXIBLE INCOME PORTFOLIO (2)         5,337        (658)       122,746       124,997       (2,251)
 Policyholders' account values
 GROWTH PORTFOLIO                    202,497    (257,076)    21,130,544    15,320,528    5,810,016
 Policyholders' account values
 WORLDWIDE GROWTH PORTFOLIO           96,897    (512,954)    56,371,577    42,528,486   13,843,091
 Policyholders' account values
 MFS VARIABLE INSURANCE TRUST:
 TOTAL RETURN SERIES (3)                  26          (6)         1,588         1,601          (13)
 Policyholders' account values
 WORLD GOVERNMENT SERIES (4)              --          (1)            --            --           --
 Policyholders' account values
 OPPENHEIMER FUNDS:
 AGGRESSIVE GROWTH FUND (5)               --         (45)            22            20            2
 Policyholders' account values
 GLOBAL SECURITIES FUND               12,736      (3,636)       751,030       654,790       96,240
 Policyholders' account values
 GROWTH & INCOME FUND                  1,424      (2,052)       710,579       654,333       56,246
 Policyholders' account values
 STRATEGIC BOND FUND                  40,196     (11,335)     1,349,254     1,342,562        6,692
 Policyholders' account values
 PORTFOLIO PARTNERS INC. (PPI):
 PPI MFS EMERGING EQUITIES
  PORTFOLIO                          329,059    (312,763)    92,317,033    82,923,450    9,393,583
 Policyholders' account values
 PPI MFS RESEARCH GROWTH
  PORTFOLIO                           26,665    (127,616)    11,385,569    10,005,001    1,380,568
 Policyholders' account values
 PPI MFS VALUE EQUITY PORTFOLIO       39,629     (11,919)     1,177,567       900,465      277,102
 Policyholders' account values
 PPI SCUDDER INTERNATIONAL
  GROWTH PORTFOLIO                   885,006    (199,531)   134,290,559   126,685,605    7,604,954
 Policyholders' account values
 PPI T. ROWE PRICE GROWTH
  EQUITY PORTFOLIO                    54,145     (17,268)       492,577       424,485       68,092
 Policyholders' account values
 TOTAL VARIABLE LIFE ACCOUNT B   $48,867,068  $(5,991,275) $874,382,151  $793,957,391  $80,424,760

 (1) - Reflects less than a full year of activity. Funds were first received in this option during January 1999.
 (2) - Reflects less than a full year of activity. Funds were first received in this option during February 1999.
 (3) - Reflects less than a full year of activity. Funds were first received in this option during March 1999.
 (4)  - Reflects seed money. No funds have been received for this option.
 (5) -Reflects less than a full year of activity. Funds were first received in this option during December 1999.

                                                                         Net Increase
                                     Net Unrealized                      (Decrease) in
                                       Gain (Loss)             Net        Net Assets                 Net Assets
                                -------------------------   Change in      Resulting         --------------------------
                                 Beginning       End       Unrealized      From Unit          Beginning        End
YEAR ENDED DECEMBER 31, 1999     of Period    of Period    Gain (Loss)   Transactions         of Period     of Period
BALANCED PORTFOLIO              $ 3,434,432  $  3,868,165  $  433,733      $ (4,727,822)
Policyholders' account values                                                                $ 21,420,076  $ 22,353,327
FLEXIBLE INCOME PORTFOLIO (2)             -        (1,205)     (1,205)           67,044
Policyholders' account values                                                                          --        68,267
GROWTH PORTFOLIO                  3,730,121     7,864,910   4,134,789           950,511
Policyholders' account values                                                                  23,402,244    34,242,981
WORLDWIDE GROWTH PORTFOLIO        5,492,542    19,350,824  13,858,282        (4,853,866)
Policyholders' account values                                                                  43,555,170    65,986,620
MFS VARIABLE INSURANCE TRUST:
TOTAL RETURN SERIES (3)                  --           125         125            11,212
Policyholders' account values                                                                          --        11,344
WORLD GOVERNMENT SERIES (4)              --           (16)        (16)            2,001
Policyholders' account values                                                                          --         1,984
OPPENHEIMER FUNDS:
AGGRESSIVE GROWTH FUND (5)               --         9,807       9,807           728,439
Policyholders' account values                                                                          --       738,203
GLOBAL SECURITIES FUND               19,272       128,388     109,116           113,811
Policyholders' account values                                                                     317,052       645,319
GROWTH & INCOME FUND                 11,048         9,124      (1,924)          183,796
Policyholders' account values                                                                      75,171       312,661
STRATEGIC BOND FUND                  16,740        38,400      21,660           544,409
Policyholders' account values                                                                     711,472     1,313,094
PORTFOLIO PARTNERS INC. (PPI):
PPI MFS EMERGING EQUITIES
 PORTFOLIO                        3,702,269     6,611,843   2,909,574        (8,310,862)
Policyholders' account values                                                                  30,733,122    34,741,713
PPI MFS RESEARCH GROWTH
 PORTFOLIO                          974,898     2,586,254   1,611,356         1,275,501
Policyholders' account values                                                                  11,734,970    15,901,444
PPI MFS VALUE EQUITY PORTFOLIO       82,622       477,099     394,477         1,424,018
Policyholders' account values                                                                     805,423     2,928,730
PPI SCUDDER INTERNATIONAL
 GROWTH PORTFOLIO                   698,227     2,712,777   2,014,550        (2,509,255)
Policyholders' account values                                                                  16,662,810    24,458,534
PPI T. ROWE PRICE GROWTH
 EQUITY PORTFOLIO                   149,693       436,847     287,154           656,778
Policyholders' account values                                                                   1,356,360     2,405,261
TOTAL VARIABLE LIFE ACCOUNT B   $29,609,254  $ 56,758,198  $27,148,944     $(64,523,670)     $552,809,307  $638,735,134

 (1) - Reflects less than a full year of activity. Funds were first received in this option during January 1999.
 (2) - Reflects less than a full year of activity. Funds were first received in this option during February 1999.
 (3) - Reflects less than a full year of activity. Funds were first received in this option during March 1999.
 (4)  - Reflects seed money. No funds have been received for this option.
 (5) -Reflects less than a full year of activity. Funds were first received in this option during December 1999.

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS -- December 31, 2000 (continued):
5. SUPPLEMENTAL INFORMATION TO STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued):

                                                                                               Net
                                                    Valuation     Proceeds      Cost of      Realized
                                                     Period         from      Investments      Gain
 YEAR ENDED DECEMBER 31, 1998          Dividends   Deductions      Sales          Sold        (Loss)
 AETNA ASCENT VP (1)                  $   129,523  $  (22,620)  $    393,522  $    353,120  $   40,402
 Policyholders' account values
 AETNA BALANCED VP, INC. (2)            5,079,318    (289,232)     8,936,646     7,346,946   1,589,700
 Policyholders' account values
 AETNA BOND VP (3)                      1,751,860    (257,828)     6,762,101     6,468,168     293,933
 Policyholders' account values
 AETNA CROSSROADS VP (4)                   77,190     (14,622)       473,877       453,989      19,888
 Policyholders' account values
 AETNA GROWTH AND INCOME VP (5)        27,303,998  (1,392,329)    39,271,149    34,639,034   4,632,115
 Policyholders' account values
 AETNA INDEX PLUS LARGE CAP VP (6)        591,905     (73,086)     3,515,589     3,029,008     486,581
 Policyholders' account values
 AETNA LEGACY VP (7)                       44,001      (8,540)       377,983       360,207      17,776
 Policyholders' account values
 AETNA MONEY MARKET VP (8)                940,509    (288,392)   130,650,119   130,229,304     420,815
 Policyholders' account values
 AETNA SMALL COMPANY VP (9)                 8,723      (5,056)       362,699       395,417     (32,718)
 Policyholders' account values
 AETNA VALUE OPPORTUNITY VP (10)              298        (130)        44,207        44,499        (292)
 Policyholders' account values
 FIDELITY INVESTMENTS VARIABLE
   INSURANCE PRODUCTS FUND:
 EQUITY-INCOME PORTFOLIO                1,381,671    (281,139)     8,873,609     7,588,754   1,284,855
 Policyholders' account values
 GROWTH PORTFOLIO                       1,011,596    (128,591)     2,784,250     2,517,613     266,637
 Policyholders' account values
 HIGH INCOME PORTFOLIO                         --      (1,531)        31,686        34,229      (2,543)
 Policyholders' account values
 OVERSEAS PORTFOLIO                       141,761     (22,734)       562,478       539,506      22,972
 Policyholders' account values
 FIDELITY INVESTMENTS VARIABLE
   INSURANCE PRODUCTS FUND II:
 ASSET MANAGER PORTFOLIO                  329,918     (29,778)     2,518,344     2,406,138     112,206
 Policyholders' account values
 CONTRAFUND PORTFOLIO                   1,313,979    (283,258)    12,306,538    10,124,110   2,182,428
 Policyholders' account values
 JANUS ASPEN SERIES:
 AGGRESSIVE GROWTH PORTFOLIO                   --    (142,378)    19,717,643    17,285,188   2,432,455
 Policyholders' account values

                                         Net Unrealized                       Net Increase
                                           Gain (Loss)            Net        (Decrease) in                 Net Assets
                                     -----------------------   Change in    Net Assets Resulting   --------------------------
                                     Beginning       End       Unrealized      From Unit            Beginning        End
YEAR ENDED DECEMBER 31, 1998         of Period    of Period   Gain (Loss)     Transactions          of Period     of Period
AETNA ASCENT VP (1)                  $   27,927  $   (53,438) $    (81,365)      $   909,075
Policyholders' account values                                                                      $  1,802,553  $  2,777,568
AETNA BALANCED VP, INC. (2)           1,971,257      (88,169)   (2,059,426)        5,433,280
Policyholders' account values                                                                        24,336,071    34,089,711
AETNA BOND VP (3)                       (12,114)     (21,056)       (8,942)        7,092,195
Policyholders' account values                                                                        21,104,804    29,976,022
AETNA CROSSROADS VP (4)                   5,069      (13,664)      (18,733)        1,281,854
Policyholders' account values                                                                           710,292     2,055,869
AETNA GROWTH AND INCOME VP (5)        6,207,999   (6,059,944)  (12,267,943)        6,076,102
Policyholders' account values                                                                       132,379,023   156,730,966
AETNA INDEX PLUS LARGE CAP VP (6)       (23,927)   1,027,911     1,051,838         9,326,844
Policyholders' account values                                                                         1,961,545    13,345,627
AETNA LEGACY VP (7)                         618       (9,107)       (9,725)          314,262
Policyholders' account values                                                                           650,139     1,007,913
AETNA MONEY MARKET VP (8)                70,857      267,256       196,399        15,075,889
Policyholders' account values                                                                        20,320,201    36,665,421
AETNA SMALL COMPANY VP (9)                   --      (23,492)      (23,492)        1,039,944
Policyholders' account values                                                                                --       987,401
AETNA VALUE OPPORTUNITY VP (10)              --       12,485        12,485            43,539
Policyholders' account values                                                                                --        55,900
FIDELITY INVESTMENTS VARIABLE
  INSURANCE PRODUCTS FUND:

EQUITY-INCOME PORTFOLIO               1,523,698    2,106,941       583,243        13,578,473
Policyholders' account values                                                                        20,183,450    36,730,553
GROWTH PORTFOLIO                        380,110    3,937,336     3,557,226         7,444,713
Policyholders' account values                                                                         7,120,144    19,271,725
HIGH INCOME PORTFOLIO                        --      (22,754)      (22,754)          263,181
Policyholders' account values                                                                                --       236,353
OVERSEAS PORTFOLIO                       (8,270)     190,775       199,045           984,072
Policyholders' account values                                                                         1,789,714     3,114,830
FIDELITY INVESTMENTS VARIABLE
  INSURANCE PRODUCTS FUND II:
ASSET MANAGER PORTFOLIO                 281,699      266,952       (14,747)          198,288
Policyholders' account values                                                                         2,534,727     3,130,614
CONTRAFUND PORTFOLIO                  1,505,359    5,961,343     4,455,984        10,540,804
Policyholders' account values                                                                        20,220,028    38,429,965
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO             844,868    3,818,015     2,973,147         5,763,410
Policyholders' account values                                                                        12,402,365    23,428,999

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS -- December 31, 2000 (continued):
5. SUPPLEMENTAL INFORMATION TO STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued):

                                               Valuation     Proceeds      Cost of         Net
                                                Period         from      Investments    Realized
 YEAR ENDED DECEMBER 31, 1998     Dividends   Deductions      Sales          Sold      Gain (Loss)
 BALANCED PORTFOLIO:                $709,668   $(145,407)    $5,250,108    $3,955,227   $1,294,881
 Policyholders' account values
 GROWTH PORTFOLIO:                 1,062,152    (162,916)     8,751,672     6,729,863    2,021,809
 Policyholders' account values
 WORLDWIDE GROWTH PORTFOLIO:       1,360,015    (344,460)    13,676,121    10,222,511    3,453,610
 Policyholders' account values
 GLOBAL SECURITIES FUND                   --      (1,051)        10,993        12,018       (1,025)
 Policyholders' account values
 GROWTH & INCOME FUND                     --        (183)        65,110        66,180       (1,070)
 Policyholders' account values
 STRATEGIC BOND FUND                     104      (2,331)       315,681       319,744       (4,063)
 Policyholders' account values
 PORTFOLIO PARTNERS INC. (PPI):
 PPI MFS EMERGING EQUITIES
  PORTFOLIO:                          68,284    (239,521)   100,307,103    97,276,639    3,030,464
 Policyholders' account values
 PPI MFS RESEARCH GROWTH
  PORTFOLIO:                           2,113     (88,033)    22,358,392    21,336,998    1,021,394
 Policyholders' account values
 PPI MFS VALUE EQUITY
  PORTFOLIO:                             628      (2,334)       188,157       215,959      (27,802)
 Policyholders' account values
 PPI SCUDDER INTERNATIONAL
  GROWTH PORTFOLIO:                   27,896    (158,883)    92,935,246    90,246,159    2,689,087
 Policyholders' account values
 PPI T. ROWE PRICE GROWTH
  EQUITY PORTFOLIO:                    3,356      (4,215)       149,733       163,488      (13,755)
 Policyholders' account values
 TOTAL VARIABLE LIFE ACCOUNT B   $43,340,466  $(4,390,578) $481,590,756  $454,360,016  $27,230,740

 (1) - Effective May 1, 1998, Aetna Ascent Portfolio's name changed to Aetna Ascent VP.
 (2) - Effective May 1, 1998, Aetna Investment Advisors Fund's name changed to Aetna Balanced Fund VP.
 (3) - Effective May 1, 1998, Aetna Income Shares' name changed to Aetna Bond Fund VP.
 (4) - Effective May 1, 1998, Aetna Crossroads Variable Portfolio's name changed to Aetna Crossroads VP.
 (5) - Effective May 1, 1998, Aetna Variable Funds' name changed to Aetna Growth and Income VP.
 (6) - Effective May 1, 1998, Aetna Variable Index Plus Portfolio's name changed to Aetna Index Plus Large Cap VP.
 (7) - Effective May 1, 1998, Aetna Legacy Variable Portfolio's name changed to Aetna Legacy VP.
 (8) - Effective May 1, 1998, Aetna Variable Encore Funds' name changed to Aetna Money Market VP.
 (9) - Effective May 1, 1998, Aetna Variable Small Company Portfolio's name changed to Aetna Small Company VP.
 (10) - Effective May 1, 1998, Aetna Variable Capital Appreciation Portfolio's name changed to Aetna Value Opportunity VP.

                                     Net Unrealized                      Net Increase
                                      Gain (Loss)             Net        (Decrease) in                Net Assets
                                ------------------------   Change in    Net Assets Resulting  --------------------------
                                 Beginning       End       Unrealized      From Unit           Beginning        End
YEAR ENDED DECEMBER 31, 1998     of Period    of Period   Gain (Loss)    Transactions          of Period     of Period
BALANCED PORTFOLIO:                $885,469   $3,434,432    $2,548,963       $8,806,330
Policyholders' account values                                                                   $8,205,641   $21,420,076
GROWTH PORTFOLIO:                 1,360,430    3,730,121     2,369,691        6,131,508
Policyholders' account values                                                                   11,980,000    23,402,244
WORLDWIDE GROWTH PORTFOLIO:       1,817,349    5,492,542     3,675,193       11,107,525
Policyholders' account values                                                                   24,303,287    43,555,170
GLOBAL SECURITIES FUND                   --       19,272        19,272          299,856
Policyholders' account values                                                                           --       317,052
GROWTH & INCOME FUND                     --       11,048        11,048           65,376
Policyholders' account values                                                                           --        75,171
STRATEGIC BOND FUND                      --       16,740        16,740          701,022
Policyholders' account values                                                                           --       711,472
PORTFOLIO PARTNERS INC. (PPI):
PPI MFS EMERGING EQUITIES
 PORTFOLIO:                          42,515    3,702,269     3,659,754        5,152,269
Policyholders' account values                                                                   19,061,872    30,733,122
PPI MFS RESEARCH GROWTH
 PORTFOLIO:                         (86,245)     974,898     1,061,143        2,590,172
Policyholders' account values                                                                    7,148,181    11,734,970
PPI MFS VALUE EQUITY
 PORTFOLIO:                              --       82,622        82,622          752,309
Policyholders' account values                                                                           --       805,423
PPI SCUDDER INTERNATIONAL
 GROWTH PORTFOLIO:                  192,560      698,227       505,667         (712,067)
Policyholders' account values                                                                   14,311,110    16,662,810
PPI T. ROWE PRICE GROWTH
 EQUITY PORTFOLIO:                       --      149,693       149,693        1,221,281
Policyholders' account values                                                                           --     1,356,360
TOTAL VARIABLE LIFE ACCOUNT B   $16,987,228  $29,609,254   $12,622,026     $121,481,506       $352,525,147  $552,809,307

 (1) - Effective May 1, 1998, Aetna Ascent Portfolio's name changed to Aetna Ascent VP.
 (2) - Effective May 1, 1998, Aetna Investment Advisors Fund's name changed to Aetna Balanced Fund VP.
 (3) - Effective May 1, 1998, Aetna Income Shares' name changed to Aetna Bond Fund VP.
 (4) - Effective May 1, 1998, Aetna Crossroads Variable Portfolio's name changed to Aetna Crossroads VP.
 (5) - Effective May 1, 1998, Aetna Variable Funds' name changed to Aetna Growth and Income VP.
 (6) - Effective May 1, 1998, Aetna Variable Index Plus Portfolio's name changed to Aetna Index Plus Large Cap VP.
 (7) - Effective May 1, 1998, Aetna Legacy Variable Portfolio's name changed to Aetna Legacy VP.
 (8) - Effective May 1, 1998, Aetna Variable Encore Funds' name changed to Aetna Money Market VP.
 (9) - Effective May 1, 1998, Aetna Variable Small Company Portfolio's name changed to Aetna Small Company VP.
 (10) - Effective May 1, 1998, Aetna Variable Capital Appreciation Portfolio's name changed to Aetna Value Opportunity VP.

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B
NOTES TO FINANICAL STATEMENTS -- December 31, 2000 (continued):
6.  CONDENSED FINANCIAL INFORMATION

---------------------------------------------------------------------------------------------------------------------------------
                                        Value
                                      Per Unit                Increase (Decrease)          Units                  Policyholders'
                                      --------                    in Value of           Outstanding               Account Values
                              Beginning         End of           Accumulation              at End                     at End
                              of Period         Period               Unit                of Period                   of Period
---------------------------------------------------------------------------------------------------------------------------------
AETNA ASCENT VP:
Aetna Vest                     $16.480         $16.232               (1.51%)                8,007.8                 $   129,983
Aetna Vest II                   16.415          16.143               (1.65%)                4,065.6                      65,630
Aetna Vest Plus                 16.415          16.143               (1.65%)              160,263.0                   2,587,109
Aetna Vest Estate
Protector                       16.507          16.258               (1.51%)               21,924.1                     356,453
Aetna Vest Estate
Protector II                    11.404          11.254               (1.31%)               11,321.3                     127,415
---------------------------------------------------------------------------------------------------------------------------------
AETNA BALANCED VP, INC.:
Aetna Vest                      27.745          27.328               (1.50%)               88,947.7                   2,430,751
Aetna Vest II                   28.016          27.582               (1.55%)              194,710.7                   5,370,438
Aetna Vest Plus                 23.496          23.131               (1.55%)              496,431.5                  11,483,008
Aetna Vest Estate
Protector                       17.703          17.454               (1.40%)               27,551.5                     480,887
Aetna Vest Estate
Protector II                    12.678          12.525               (1.21%)               71,237.6                     892,283
Corporate Specialty Market      20.455          20.137               (1.55%)              209,639.0                   4,221,565
Corporate Specialty Market
II                              12.667          12.509               (1.25%)                   81.2      (1)              1,016
---------------------------------------------------------------------------------------------------------------------------------
AETNA BOND VP:
Aetna Vest                      24.650          26.757                8.55%               218,035.1                   5,834,057
Aetna Vest II                   16.573          17.990                8.55%                48,689.8                     875,927
Aetna Vest Plus                 13.271          14.406                8.55%               329,154.6                   4,741,726
Aetna Vest Estate
Protector                       11.845          12.877                8.71%                48,148.9                     620,006
Aetna Vest Estate
Protector II                    10.470          11.405                8.93%                60,398.0                     688,811
Corporate Specialty Market      12.810          13.904                8.55%               442,762.7                   6,156,386
Corporate Specialty Market
II                              10.457          11.385                8.87%                31,405.6                     357,565
---------------------------------------------------------------------------------------------------------------------------------
AETNA CROSSROADS VP:
Aetna Vest                      15.343          15.276               (0.44%)                3,776.6                      57,691
Aetna Vest II                   15.282          15.192               (0.59%)                4,147.5                      63,009
Aetna Vest Plus                 15.282          15.192               (0.59%)               77,878.6                   1,183,151
Aetna Vest Estate
Protector                       15.368          15.301               (0.44%)                  534.6                       8,180
Aetna Vest Estate
Protector II                    11.217          11.191               (0.24%)               11,359.6                     127,120
---------------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH AND INCOME VP:
Aetna Vest                      59.274          52.273              (11.81%)            1,055,369.9                  55,167,608
Aetna Vest II                   33.055          29.137              (11.85%)              674,278.8                  19,646,210
Aetna Vest Plus                 27.772          24.480              (11.85%)            1,977,826.9                  48,416,691
Aetna Vest Estate
Protector                       19.874          17.544              (11.72%)              128,586.4                   2,255,935
Aetna Vest Estate
Protector II                    12.793          11.316              (11.55%)              171,911.0                   1,945,327
Corporate Specialty Market      25.089          22.115              (11.85%)              726,338.3                  16,062,631
Corporate Specialty Market
II                              12.781          11.300              (11.59%)                4,863.1                      54,951
---------------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH VP:
Corporate Specialty Market      17.615          15.351              (12.85%)                  969.9                      14,908
Corporate Specialty Market
II                              17.226          15.061              (12.56%)                   62.9      (1)                948
---------------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS LARGE CAP VP:
Aetna Vest                      20.975          18.812              (10.31%)               91,748.2                   1,726,002
Aetna Vest II                   20.975          18.812              (10.31%)               28,916.6                     543,990
Aetna Vest Plus                 20.975          18.812              (10.31%)              416,532.8                   7,835,980
Aetna Vest Estate
Protector                       21.071          18.927              (10.17%)               83,035.8                   1,571,639
Aetna Vest Estate
Protector II                    15.310          13.780               (9.99%)              210,538.9                   2,901,157
Corporate Specialty Market      20.975          18.812              (10.31%)              130,909.1                   2,462,716
Corporate Specialty Market
II                              15.295          13.760              (10.04%)               41,658.6                     573,217
---------------------------------------------------------------------------------------------------------------------------------
AETNA LEGACY VP:
Aetna Vest                      14.206          14.763                3.91%                   283.7                       4,189
Aetna Vest II                   14.150          14.682                3.76%                   965.1                      14,169
Aetna Vest Plus                 14.150          14.682                3.76%                68,764.2                   1,009,636
Aetna Vest Estate
Protector                       14.230          14.788                3.92%                 3,623.2                      53,578
Aetna Vest Estate
Protector II                    11.044          11.500                4.13%                20,645.4                     237,418
---------------------------------------------------------------------------------------------------------------------------------
AETNA MONEY MARKET VP:
Aetna Vest                      18.803          19.803                5.32%               124,286.1                   2,461,216
Aetna Vest II                   13.744          14.475                5.32%                34,297.3                     496,456

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B
NOTES TO FINANICAL STATEMENTS -- December 31, 2000 (continued):
6.  CONDENSED FINANCIAL INFORMATION (continued):

---------------------------------------------------------------------------------------------------------------------------------
                                        Value
                                      Per Unit                Increase (Decrease)          Units                  Policyholders'
                                      --------                    in Value of           Outstanding               Account Values
                              Beginning         End of           Accumulation              at End                     at End
                              of Period         Period               Unit                of Period                   of Period
---------------------------------------------------------------------------------------------------------------------------------
AETNA MONEY MARKET VP: (continued):
Aetna Vest Plus                $12.917         $13.604                5.32%             1,533,946.1                 $20,867,596
Aetna Vest Estate
Protector                       11.774          12.419                5.48%               116,641.1                   1,448,551
Aetna Vest Estate
Protector II                    10.871          11.489                5.69%               136,681.8                   1,570,379
Corporate Specialty Market      12.357          13.015                5.32%             1,547,870.4                  20,145,338
Corporate Specialty Market
II                              10.861          11.473                5.64%                12,060.0                     138,362
---------------------------------------------------------------------------------------------------------------------------------
AETNA SMALL COMPANY VP:
Corporate Specialty Market      13.065          13.805                5.66%                48,412.2                     668,319
Corporate Specialty Market
II                              12.420          13.167                6.02%                    87.8      (1)              1,156
---------------------------------------------------------------------------------------------------------------------------------
AETNA VALUE OPPORTUNITY VP:
Corporate Specialty Market      14.521          15.841                9.09%                 8,861.0                     140,385
Corporate Specialty Market
II                              13.658          14.946                9.43%                    72.8      (1)              1,089
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE
INSURANCE PRODUCTS FUND:
EQUITY-INCOME PORTFOLIO:
Aetna Vest                      16.041          17.218                7.34%                17,255.0                     297,104
Aetna Vest II                   16.041          17.218                7.34%                 8,613.8                     148,316
Aetna Vest Plus                 16.041          17.218                7.34%               773,958.6                  13,326,377
Aetna Vest Estate
Protector                       16.132          17.342                7.50%               152,483.1                   2,644,320
Aetna Vest Estate
Protector II                    11.338          12.213                7.72%               132,028.7                   1,612,453
Corporate Specialty Market      18.462          19.818                7.34%               632,867.7                  12,542,030
Corporate Specialty Market
II                              11.327          12.195                7.66%                40,306.7                     491,552
---------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO:
Corporate Specialty Market     $25.856         $22.788              (11.87%)              595,892.3                 $13,579,340
Corporate Specialty Market
II                              17.930          15.852              (11.59%)                   59.3      (1)                940
---------------------------------------------------------------------------------------------------------------------------------
HIGH INCOME PORTFOLIO:
Corporate Specialty Market      10.271           7.883              (23.25%)               60,830.3                     479,530
Corporate Specialty Market
II                               9.902           7.623              (23.02%)                  102.2      (1)                779
---------------------------------------------------------------------------------------------------------------------------------
OVERSEAS PORTFOLIO:
Corporate Specialty Market      19.568          15.671              (19.91%)              188,180.6                   2,949,077
Corporate Specialty Market
II                              15.111          12.134              (19.70%)                   71.8      (1)                871
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE
INSURANCE PRODUCTS FUND:
ASSET MANAGER PORTFOLIO:
Corporate Specialty Market      17.991          17.112               (4.89%)               34,602.9                     592,144
Corporate Specialty Market
II                              12.223          11.657               (4.63%)                   83.9      (1)                978
---------------------------------------------------------------------------------------------------------------------------------
CONTRAFUND PORTFOLIO:
Aetna Vest                      22.425          20.731               (7.55%)               64,066.4                   1,328,162
Aetna Vest II                   22.425          20.731               (7.55%)               21,238.3                     440,291
Aetna Vest Plus                 22.425          20.731               (7.55%)              609,010.5                  12,625,385
Aetna Vest Estate
Protector                       22.551          20.879               (7.41%)               71,137.2                   1,485,293
Aetna Vest Estate
Protector II                    15.329          14.221               (7.23%)              146,788.5                   2,087,438
Corporate Specialty Market      24.119          22.298               (7.55%)              226,207.3                   5,043,947
Corporate Specialty Market
II                              15.314          14.200               (7.27%)               24,041.9                     341,402
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO:
Aetna Vest                      53.447          36.088              (32.48%)               97,608.2                   3,522,529
Aetna Vest II                   53.447          36.088              (32.48%)               41,057.7                   1,481,700
Aetna Vest Plus                 53.447          36.088              (32.48%)              555,671.2                  20,053,229
Aetna Vest Estate
Protector                       32.562          22.019              (32.38%)               83,376.2                   1,835,886
Aetna Vest Estate
Protector II                    28.789          19.507              (32.24%)              107,660.7                   2,100,142
Corporate Specialty Market      40.102          27.079              (32.47%)              237,195.3                   6,423,007
Corporate Specialty Market
II                              28.762          19.480              (32.27%)               14,022.0                     273,151
---------------------------------------------------------------------------------------------------------------------------------

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B
NOTES TO FINANICAL STATEMENTS -- December 31, 2000 (continued):
6.  CONDENSED FINANCIAL INFORMATION (continued):

---------------------------------------------------------------------------------------------------------------------------------
                                        Value
                                      Per Unit                Increase (Decrease)          Units                  Policyholders'
                                      --------                    in Value of           Outstanding               Account Values
                              Beginning         End of           Accumulation              at End                     at End
                              of Period         Period               Unit                of Period                   of Period
---------------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO:
Aetna Vest                     $28.168         $27.254               (3.25%)               23,231.1                 $   633,142
Aetna Vest II                   28.388          27.467               (3.25%)               14,967.0                     411,095
Aetna Vest Plus                 28.156          27.242               (3.25%)              485,597.9                  13,228,550
Aetna Vest Estate
Protector                       22.491          21.794               (3.10%)               43,720.1                     952,819
Aetna Vest Estate
Protector II                    15.896          15.434               (2.91%)              150,012.7                   2,315,283
Corporate Specialty Market      24.691          23.890               (3.25%)              217,411.3                   5,193,936
Corporate Specialty Market
II                              15.881          15.412               (2.96%)               29,881.9                     460,532
---------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE INCOME PORTFOLIO:
Corporate Specialty Market      11.019          11.591                5.19%                37,827.3                     438,475
Corporate Specialty Market
II                              10.678          11.266                5.50%                    93.8      (1)              1,057
---------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO:
Aetna Vest                      34.664          29.324              (15.40%)               52,510.4                   1,539,831
Aetna Vest II                   34.632          29.298              (15.40%)               68,635.2                   2,010,849
Aetna Vest Plus                 34.583          29.256              (15.40%)              662,527.5                  19,383,081
Aetna Vest Estate
Protector                       25.376          21.500              (15.28%)               95,708.4                   2,057,704
Aetna Vest Estate
Protector II                    17.973          15.258              (15.11%)              160,156.9                   2,443,669
Corporate Specialty Market      28.461          24.077              (15.40%)               92,242.3                   2,220,934
Corporate Specialty Market
II                              17.956          15.236              (15.15%)                9,987.8                     152,177
---------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO:
Aetna Vest                      41.127          34.337              (16.51%)              118,957.2                   4,084,661
Aetna Vest II                   41.138          34.346              (16.51%)               56,280.9                   1,933,022
Aetna Vest Plus                 41.087          34.303              (16.51%)              861,664.7                  29,558,027
Aetna Vest Estate
Protector                       29.817          24.932              (16.38%)               96,383.4                   2,403,024
Aetna Vest Estate
Protector II                    19.634          16.450              (16.22%)              215,546.5                   3,545,817
Corporate Specialty Market      33.827          28.243              (16.51%)              404,568.1                  11,426,356
Corporate Specialty Market
II                              19.616          16.427              (16.26%)               19,952.8                     327,762
---------------------------------------------------------------------------------------------------------------------------------
MFS VARIABLE INSURANCE TRUST:
TOTAL RETURN SERIES:
Corporate Specialty Market      11.518          13.230               14.86%                 2,265.9                      29,987
Corporate Specialty Market
II                              11.167          12.867               15.22%                    89.7      (1)              1,154
---------------------------------------------------------------------------------------------------------------------------------
WORLD GOVERNMENT SERIES:
Corporate Specialty Market      10.192          10.582                3.83%                    97.3      (1)              1,049
Corporate Specialty Market
II                              10.272          10.700                4.17%                    96.5      (1)              1,033
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH FUND:
Corporate Specialty Market      19.578          17.206              (12.11%)               44,853.3                     771,752
Corporate Specialty Market
II                              19.458          17.151              (11.86%)                   58.3      (1)              1,000
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND:
Aetna Vest                      16.991          17.678                4.04%                 7,890.3                     139,480
Aetna Vest II                   16.990          17.677                4.04%                 7,874.6                     139,203
Aetna Vest Plus                 16.991          17.677                4.04%                71,629.0                   1,266,229
Aetna Vest Estate
Protector                       17.038          17.753                4.20%                 9,566.1                     169,826
Aetna Vest Estate
Protector II                    17.450          18.219                4.41%                 9,697.5                     176,676
Corporate Specialty Market      17.971          18.697                4.04%                 4,768.1                      89,151
Corporate Specialty Market
II                              17.532          18.303                4.40%                    62.2      (1)              1,139
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GROWTH & INCOME FUND:
Corporate Specialty Market      12.711          11.480               (9.69%)               17,176.5                     197,206
Corporate Specialty Market
II                              12.033          10.900               (9.42%)               17,750.8                     193,487
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND:
Aetna Vest                      10.208          10.372                1.61%                 5,007.9                      51,943
Aetna Vest II                   10.207          10.372                1.62%                   109.4                       1,134
Aetna Vest Plus                 10.208          10.372                1.61%                65,258.0                     676,896
Aetna Vest Estate
Protector                       10.236          10.417                1.76%                21,147.4                     220,285
Aetna Vest Estate
Protector II                    10.253          10.454                1.97%                37,982.5                     397,088
Corporate Specialty Market      10.480          10.649                1.61%                 2,786.2                      29,669

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B
NOTES TO FINANICAL STATEMENTS -- December 31, 2000 (continued):
6.  CONDENSED FINANCIAL INFORMATION (continued):

---------------------------------------------------------------------------------------------------------------------------------
                                        Value
                                      Per Unit                Increase (Decrease)          Units                  Policyholders'
                                      --------                    in Value of           Outstanding               Account Values
                              Beginning         End of           Accumulation              at End                     at End
                              of Period         Period               Unit                of Period                   of Period
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND: (continued):
Corporate Specialty Market
II                             $10.262         $10.459                1.92%                18,186.0                 $   190,199
---------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO PARTNERS INC. (PPI):
PPI MFS EMERGING EQUITIES PORTFOLIO:
Aetna Vest                      33.285          23.469              (29.49%)               52,826.3                   1,239,762
Aetna Vest II                   33.288          23.471              (29.49%)               22,566.0                     529,643
Aetna Vest Plus                 33.270          23.458              (29.49%)              599,222.6                  14,056,613
Aetna Vest Estate
Protector                       20.793          14.683              (29.39%)               74,611.0                   1,095,486
Aetna Vest Estate
Protector II                    17.352          12.278              (29.24%)               43,758.9                     537,258
Corporate Specialty Market      27.375          19.302              (29.49%)              420,797.8                   8,122,158
Corporate Specialty Market
II                              17.339          12.264              (29.27%)                   66.4      (1)                815
---------------------------------------------------------------------------------------------------------------------------------
PPI MFS RESEARCH GROWTH PORTFOLIO:
Aetna Vest                      18.009          17.030               (5.43%)               50,079.4                     852,849
Aetna Vest II                   18.089          17.106               (5.43%)               24,241.9                     414,687
Aetna Vest Plus                 17.843          16.873               (5.43%)              481,634.2                   8,126,543
Aetna Vest Estate
Protector                       13.727          13.001               (5.29%)               27,486.4                     357,338
Aetna Vest Estate
Protector II                    14.194          13.470               (5.10%)               60,638.0                     816,775
Corporate Specialty Market      16.318          15.432               (5.43%)              373,104.8                   5,757,621
Corporate Specialty Market
II                              14.182          13.454               (5.14%)                   74.7      (1)              1,005
---------------------------------------------------------------------------------------------------------------------------------
PPI MFS VALUE EQUITY PORTFOLIO:
Aetna Vest                      16.805          15.686               (6.66%)               14,626.7                     229,437
Aetna Vest II                   16.805          15.686               (6.66%)                2,176.6                      34,142
Aetna Vest Plus                 16.805          15.686               (6.66%)              131,245.0                   2,058,726
Aetna Vest Estate
Protector                       16.851          15.753               (6.52%)               16,511.6                     260,108
Aetna Vest Estate
Protector II                    17.294          16.200               (6.33%)               54,680.3                     885,798
Corporate Specialty Market      18.361          17.139               (6.65%)                1,759.6                      30,159
Corporate Specialty Market
II                              17.491          16.379               (6.36%)                   62.6      (1)              1,025
---------------------------------------------------------------------------------------------------------------------------------
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO:
Aetna Vest                      29.019          23.100              (20.40%)               93,347.6                   2,156,373
Aetna Vest II                   28.840          22.958              (20.40%)               28,058.4                     644,167
Aetna Vest Plus                 28.679          22.830              (20.39%)              468,418.7                  10,694,167
Aetna Vest Estate
Protector                       21.844          17.415              (20.28%)               36,746.8                     639,943
Aetna Vest Estate
Protector II                    17.624          14.079              (20.12%)               19,264.5                     271,224
Corporate Specialty Market      24.031          19.130              (20.40%)              202,666.9                   3,877,029
Corporate Specialty Market
II                              17.608          14.059              (20.15%)               24,776.0                     348,331
---------------------------------------------------------------------------------------------------------------------------------
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO:
Aetna Vest                      13.975          13.830               (1.03%)                6,776.2                      93,717
Aetna Vest II                   13.974          13.829               (1.03%)                4,911.9                      67,928
Aetna Vest Plus                 13.975          13.830               (1.03%)              141,432.8                   1,956,077
Aetna Vest Estate
Protector                       14.013          13.889               (0.88%)                7,786.5                     108,151
Aetna Vest Estate
Protector II                    14.388          14.289               (0.68%)               57,094.4                     815,846
Corporate Specialty Market      15.481          15.046               (2.81%)                   63.1                         950
Corporate Specialty Market
II                              14.536          14.432               (0.72%)                   72.3      (1)              1,044
---------------------------------------------------------------------------------------------------------------------------------

                  (1)   - Reflects seed money. No funds have been received for this option.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

Board of Directors of The Lincoln National Life Insurance Company
    and
Contract Owners of Aetna Life Insurance and Annuity Company Variable Life Account B

We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Life Account B (the "Account") (comprised of the Aetna Ascent VP, Aetna Balanced VP, Inc., Aetna Bond VP, Aetna Crossroads VP, Aetna Growth and Income VP, Aetna Growth VP, Aetna Index Plus Large Cap VP, Aetna Legacy VP, Aetna Money Market VP, Aetna Small Company VP, Aetna Value Opportunity VP, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Asset Manager Portfolio, Fidelity VIP II Contrafund Portfolio, Janus Aspen Series Aggressive Growth Portfolio, Janus Aspen
Series Balanced Portfolio, Janus Aspen Series Flexible Income Portfolio, Janus Aspen Series Growth Portfolio, Janus Aspen Series Worldwide Growth Portfolio, MFS Variable Insurance Trust Total Return Series, MFS Variable Insurance Trust World Government Series, Oppenheimer Funds Aggressive Growth Fund, Oppenheimer Funds Global Securities Fund, Oppenheimer Funds Growth & Income Fund, Oppenheimer Funds Strategic Bond Fund, Portfolio Partners Inc. (PPI) MFS Emerging Equities Portfolio, PPI MFS Research Growth Portfolio, PPI MFS Value Equity Portfolio, PPI Scudder International Growth Portfolio, and PPI T. Rowe Price Growth Equity Portfolio subaccounts), as of December 31, 2000, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The accompanying statements of operations and changes in net assets for the year ended
December 31, 1998, were audited by other auditors whose report dated February 26, 1999, expressed an unqualified opinion on those financial statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Aetna Life Insurance and Annuity Company Variable Life Account B at December 31, 2000, and the results of their operations and changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Fort Wayne, Indiana
March 1, 2001

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of Aetna Life Insurance and Annuity Company
    and
Contract Owners of Variable Life Account B:

We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Life Account B (the "Account") as of December 31, 1998, and the related statements of operations and changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1998. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and condensed financial information. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Life Account B as of December 31, 1998, the results of its operations and changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1998, in conformity with generally accepted accounting principles.

                                          [KPMG SIGNATURE]
Hartford, Connecticut
February 26, 1999

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                    Page
                                                    ----

Independent Auditors' Report......................   F-2

Consolidated Financial Statements:

    Consolidated Statements of Income for the One
       Month Ended December 31, 2000, the Eleven
       Months Ended November 30, 2000 and for the
       Years Ended December 31, 1999 and 1998.....   F-3

    Consolidated Balance Sheets as of
       December 31, 2000 and 1999.................   F-4

    Consolidated Statements of Changes in
       Shareholder's Equity for the One Month
       Ended December 31, 2000, the Eleven Months
       Ended November 30, 2000 and for the Years
       Ended December 31, 1999 and 1998...........   F-5

    Consolidated Statements of Cash Flows for the
       One Month Ended December 31, 2000, the
       Eleven Months Ended November 30, 2000 and
       for the Years Ended December 31, 1999 and
       1998.......................................   F-6

    Notes to Consolidated Financial Statements....   F-7

                          INDEPENDENT AUDITORS' REPORT

The Shareholder and Board of Directors
Aetna Life Insurance and Annuity Company:

We have audited the accompanying consolidated balance sheets of Aetna Life Insurance and Annuity Company and Subsidiaries as of December 31, 2000 ("Successor Company") and December 31, 1999 ("Preacquisition Company"), and the related consolidated statements of income, changes in shareholder's equity and cash flows for the period from December 1, 2000 to December 31, 2000 ("Successor Company"), and for the period from January 1, 2000 to November 30, 2000 and the years ended December 31, 1999 and 1998 ("Preacquisition Company"). These consolidated financial statements are the responsibility of the Companies' management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Successor Company's consolidated financial statements referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiaries at December 31, 2000, and the results of their operations and their cash flows for the period from December 1, 2000 to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. Further, in our opinion, the Preacquisition Company's consolidated financial statements referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiaries at December 31, 1999, and the results of their operations and their cash flows for the period from January 1, 2000 to November 30, 2000, and the years ended December 31, 1999 and 1998, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, effective November 30, 2000, ING America Insurance Holdings Inc. acquired all of the outstanding stock of Aetna Inc., Aetna Life Insurance and Annuity Company's indirect parent and sole shareholder in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial information for the periods after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.

                                                /s/ KPMG LLP

Hartford, Connecticut
March 27, 2001

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                       CONSOLIDATED STATEMENTS OF INCOME
                                   (millions)

                                                                                        Preacquisition
                                                                       ------------------------------------------------
                                                        One month      Eleven months
                                                          ended            ended          Year ended       Year ended
                                                      December 31,      November 30,     December 31,     December 31,
                                                          2000              2000             1999             1998
                                                      -------------    --------------    -------------    -------------
Revenue:
  Premiums                                               $ 16.5           $  137.7         $  107.5         $   79.4
  Charges assessed against policyholders                   36.4              424.6            388.3            324.3
  Net investment income                                    78.6              833.8            886.3            871.8
  Net realized capital (losses) gains                       1.8              (37.2)           (21.5)            10.4
  Other income                                             13.4              148.7            129.7            100.2
                                                         ------           --------         --------         --------
      Total revenue                                       146.7            1,507.6          1,490.3          1,386.1
                                                         ------           --------         --------         --------
Benefits and expenses:
  Current and future benefits                              68.9              726.7            746.2            714.4
  Operating expenses:
    Salaries and related benefits                          29.9              187.5            153.0            141.0
    Other                                                  19.2              227.1            213.7            199.6
  Amortization of deferred policy acquisition costs
    and value of business acquired                         10.2              116.7            104.9             91.2
                                                         ------           --------         --------         --------
      Total benefits and expenses                         128.2            1,258.0          1,217.8          1,146.2
                                                         ------           --------         --------         --------

Income from continuing operations before income
  taxes                                                    18.5              249.6            272.5            239.9
Income taxes                                                5.9               78.1             90.6             67.1
                                                         ------           --------         --------         --------

Income from continuing operations                          12.6              171.5            181.9            172.8
Discontinued operations, net of tax:
  Income from operations                                     --                 --               --             61.8
  Amortization of deferred gain on sale                      --                5.7              5.7               --
  Immediate gain on sale                                     --                 --               --             59.0
                                                         ------           --------         --------         --------

Net income                                               $ 12.6           $  177.2         $  187.6         $  293.6
                                                         ======           ========         ========         ========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                          CONSOLIDATED BALANCE SHEETS
                         (millions, except share data)

                                                                  December 31,       December 31,
                                                                      2000               1999
                                                                  -------------      -------------
                           ASSETS
Investments:
  Debt securities available for sale, at fair value
    (amortized cost: $11,120.0 and $11,657.9)                       $11,244.7          $11,410.1
  Equity securities, at fair value:
    Nonredeemable preferred stock (cost: $109.0 and $134.7)             100.7              130.9
    Investment in affiliated mutual funds (cost: $9.6 and
      $63.5)                                                             12.7               64.1
    Common stock (cost: $2.2 and $6.7)                                    3.5               11.5
  Short-term investments                                                109.4               74.2
  Mortgage loans                                                          4.6                6.7
  Policy loans                                                          339.3              314.0
  Other investments                                                      13.4               13.2
  Securities pledged to creditors (amortized cost: $126.8)              129.0                 --
                                                                    ---------          ---------
        Total investments                                            11,957.3           12,024.7
Cash and cash equivalents                                               796.3              694.4
Short-term investments under securities loan agreement                  131.8              238.8
Accrued investment income                                               147.2              150.7
Premiums due and other receivables                                       82.9              298.3
Reinsurance recoverable                                               3,005.8            3,001.2
Current income taxes                                                     40.6                 --
Deferred income taxes                                                      --              150.4
Deferred policy acquisition costs                                        12.3            1,046.4
Value of business acquired                                            1,780.9                 --
Goodwill                                                              2,297.4                 --
Other assets                                                            154.7               96.5
Separate Accounts assets                                             36,745.8           38,692.6
                                                                    ---------          ---------
        Total assets                                                $57,153.0          $56,394.0
                                                                    =========          =========
            LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
  Future policy benefits                                            $ 3,977.7          $ 3,850.4
  Unpaid claims and claim expenses                                       29.6               27.3
  Policyholders' funds left with the Company                         11,125.6           11,121.7
                                                                    ---------          ---------
        Total insurance reserve liabilities                          15,132.9           14,999.4
  Payables under securities loan agreement                              131.8              238.8
  Current income taxes                                                     --               14.7
  Deferred income taxes                                                 248.0                 --
  Other liabilities                                                     549.9            1,062.8
  Separate Accounts liabilities                                      36,745.8           38,692.6
                                                                    ---------          ---------
        Total liabilities                                            52,808.4           55,008.3
                                                                    ---------          ---------
Shareholder's equity:
  Common stock, par value $50 (100,000 shares authorized;
    55,000 shares issued and outstanding)                                 2.8                2.8
  Paid-in capital                                                     4,303.8              431.9
  Accumulated other comprehensive gain (loss)                            25.4              (44.8)
  Retained earnings                                                      12.6              995.8
                                                                    ---------          ---------
        Total shareholder's equity                                    4,344.6            1,385.7
                                                                    ---------          ---------
          Total liabilities and shareholder's equity                $57,153.0          $56,394.0
                                                                    =========          =========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                   (millions)

                                                                                        Preacquisition
                                                                       ------------------------------------------------
                                                        One month      Eleven months
                                                          ended            ended          Year ended       Year ended
                                                      December 31,      November 30,     December 31,     December 31,
                                                          2000              2000             1999             1998
                                                      -------------    --------------    -------------    -------------
Shareholder's equity, beginning of period               $4,313.4          $1,385.7         $1,394.5         $1,853.3

Comprehensive income:
  Net income                                                12.6             177.2            187.6            293.6
  Other comprehensive income (loss), net of tax:
      Unrealized gains (losses) on securities
      ($28.7, $79.4, ($230.2), $18.2 pretax) (1)            18.6              51.6           (149.6)            11.9
                                                        --------          --------         --------         --------
Total comprehensive income                                  31.2             228.8             38.0            305.5
                                                        --------          --------         --------         --------

Capital contributions:
  Cash                                                        --              73.5               --              9.3
  Assets                                                      --              56.0               --               --
                                                        --------          --------         --------         --------
Total capital contributions                                   --             129.5               --              9.3
                                                        --------          --------         --------         --------

Other changes                                                 --               0.8              2.9              2.4
                                                        --------          --------         --------         --------

Common stock dividends                                        --             (10.1)           (49.7)          (776.0)
                                                        --------          --------         --------         --------

Adjustment for purchase accounting                            --           2,578.7               --               --
                                                        --------          --------         --------         --------

Shareholder's equity, end of period                     $4,344.6          $4,313.4         $1,385.7         $1,394.5
                                                        ========          ========         ========         ========

(1) Net of reclassification adjustments.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                   (millions)

                                                                                                Preacquisition
                                                                              ---------------------------------------------------
                                                             One month        Eleven months
                                                               ended              ended           Year ended         Year ended
                                                           December 31,       November 30,       December 31,       December 31,
                                                               2000               2000               1999               1998
                                                           -------------      -------------      -------------      -------------
Cash Flows from Operating Activities:
Net income                                                    $  12.6          $    177.2          $   187.6          $   293.6
Adjustments to reconcile net income to net cash (used
  for) provided by operating activities:
  Net accretion of discount on investments                       (2.7)              (32.6)             (26.5)             (29.5)
  Amortization of deferred gain on sale                            --                (5.7)              (5.7)               0.0
  Immediate gain on sale                                           --                  --                 --              (59.0)
  Net realized capital gains (losses)                            (1.8)               37.2               21.5              (11.1)
  Changes in assets and liabilities:
    Decrease (increase) in accrued investment income              6.6                (3.1)               0.9               11.4
    Decrease (increase) in premiums due and other
      receivables                                                31.1               (23.7)              23.3              (24.0)
    Decrease (increase) in policy loans                           0.1               (25.4)             (21.8)             177.4
    Increase in deferred policy acquisition costs/value
      of business acquired                                      (12.2)             (136.6)            (153.3)            (132.8)
    Decrease in reinsurance loan to affilitate                     --                  --                 --              397.2
    Net (decrease) increase in universal life account
      balances                                                   (3.8)               23.8               55.7              122.9
    (Decrease) increase in other insurance reserve
      liabilities                                                (5.3)               85.6              (28.6)             (41.8)
    Increase (decrease) in other liabilities and other
      assets                                                    103.9               (75.2)             (42.5)             (35.3)
    (Decrease) increase in income taxes                         (14.3)               23.1             (259.8)             106.5
                                                              -------          ----------          ---------          ---------
Net cash provided by (used for) operating activities            114.2                44.6             (249.2)             775.5
                                                              -------          ----------          ---------          ---------
Cash Flows from Investing Activities:
  Proceeds from sales of fixed maturities
    Debt securities available for sale                          233.0            10,083.2            5,890.1            6,790.2
    Equity securities                                             1.5               118.4              111.2              150.1
    Mortgage loans                                                0.1                 2.1                6.1                0.3
    Life Business                                                  --                  --                 --              966.5
  Investment maturities and collections of:
    Debt securities available for sale                           53.7               573.1            1,216.5            1,296.3
    Short-term investments                                        0.4                59.9               80.6              135.3
  Cost of investment purchases in:
    Debt securities available for sale                         (230.7)          (10,505.5)          (7,099.7)          (6,706.4)
    Equity securities                                           (27.8)              (17.6)             (13.0)            (125.7)
    Short-term investments                                      (10.0)             (113.1)            (106.0)             (83.9)
  Decrease (increase) in property and equipment                   1.9                 5.4               (5.7)
  Other, net                                                      0.3                (4.0)               3.7           (2,725.9)
                                                              -------          ----------          ---------          ---------
Net cash provided by (used for) investing activities             22.4               201.9               83.8             (312.2)
                                                              -------          ----------          ---------          ---------
Cash Flows from Financing Activities:
  Deposits and interest credited for investment contracts       164.2             1,529.7            2,040.2            1,571.1
  Withdrawals of investment contracts                          (156.3)           (1,832.6)          (1,680.8)          (1,393.1)
  Capital contribution from HOLDCO                                 --                73.5                 --                9.3
  Return of capital to Separate Account                            --                  --                 --                1.7
  Dividends paid to shareholder                                    --               (10.1)            (255.7)            (570.0)
  Other, net                                                    (73.6)               22.0              126.7              (34.3)
                                                              -------          ----------          ---------          ---------
Net cash (used for) provided by financing activities            (65.7)             (217.5)             230.4             (415.3)
                                                              -------          ----------          ---------          ---------
Net increase in cash and cash equivalents                        70.9                29.0               65.0               48.0
Effect of exchange rate changes on cash and cash
  equivalents                                                      --                 2.0                 --                 --
Cash and cash equivalents, beginning of period                  725.4               694.4              629.4              581.4
                                                              -------          ----------          ---------          ---------
Cash and cash equivalents, end of period                      $ 796.3          $    725.4          $   694.4          $   629.4
                                                              =======          ==========          =========          =========
Supplemental cash flow information:
Income taxes paid, net                                        $  20.3          $     39.9          $   316.9          $    60.9
                                                              =======          ==========          =========          =========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Aetna Life Insurance and Annuity Company ("ALIAC") and its wholly owned subsidiaries (collectively, the "Company") are providers of financial products and services and investment management services in the United States. The Company has two business segments: Financial Products and Investment Management Services. On October 1, 1998, the Company sold its individual life insurance business to Lincoln National Corporation ("Lincoln") and accordingly, it is now classified as Discontinued Operations (refer to Note 3).

    On December 13, 2000, ING America Insurance Holdings, Inc., an indirect wholly owned subsidiary of ING, acquired Aetna Inc., comprised of the Aetna Financial Services business, of which the Company is a part, and the Aetna International business, for approximately $7.7 billion. The purchase price was comprised of approximately $5.0 billion in cash and the assumption of $2.7 billion of outstanding debt and other net liabilities. In connection with the acquisition, Aetna Inc. was renamed Lion Connecticut Holdings Inc. ("Lion"). At the time of the sale, Lion entered into certain transition services agreements with a former related party, Aetna U.S. Healthcare, which was renamed Aetna Inc. ("former Aetna").

    For accounting purposes, the acquisition has been accounted for as of November 30, 2000 using the purchase method. The application of the purchase method, including the recognition of goodwill, is being pushed down and reflected on the financial statements of certain ARSI (a subsidiary of Lion) subsidiaries, including the Company. The Balance Sheet changes related to accounting for this purchase were entirely non-cash in nature and accordingly have been excluded from the pre-acquisition Consolidated Statement of Cash Flow for the eleven months ended November 30, 2000.

    The purchase price was allocated to assets and liabilities based on their respective fair values. This revaluation resulted in a net increase to assets, excluding the effects of goodwill, of $592.0 million and a net increase to liabilities of $310.6 million. The allocation of the purchase price to assets and liabilities is subject to further refinement.

    The net increase to assets reflects the write off of deferred acquisition costs of $1,183.0 million, which was the balance as of November 30, 2000, the establishment of value of business acquired of $1,780.9, an increase to other assets of $6.0 million and a decrease of $12.0 million in current income taxes. The increase to other assets reflects the write down of certain fixed assets and capitalized software costs resulting from conforming accounting policies, the establishment of a favorable lease asset and the reclassification of certain pension assets (previously reflected in other liabilities). The balances in other assets and current income taxes prior to push down accounting were $148.7 million and $52.6 million, respectively.

    The net increase to liabilities reflects an increase to insurance reserves of $60.0 million representing the revaluation of the reserves using current assumptions, an increase to deferred tax liabilities of $266.4 million primarily representing the deferred tax effect of the purchase accounting adjustments and a decrease to other liabilities of $15.8 million. The decrease in other liabilities includes the write-off of the deferred gain related to the sale of the individual life insurance business (refer to Note
    3) partially offset by the establishment of a severance liability and the revaluation of certain benefit plan liabilities. The balances in insurance reserves and other liabilities prior to push down accounting were $15,072.9 million and $565.7 million. With respect to deferred taxes, prior to push down accounting, the Company had a deferred tax asset of $18.4 million. As a result of the application of push down accounting, retained earnings immediately prior to the sale was reclassified to paid-in capital.

    Additionally, the Company established goodwill of $2.3 billion. Goodwill is being amortized over a period of 40 years.

    Unaudited proforma consolidated income from continuing operations and net income of the Company for the period from January 1, 2000 to November 30, 2000 and for the year-ended December 31, 1999, assuming that the acquisition of the Company occurred at the beginning of each period, would have been approximately $118.1 million and $123.5 million, respectively. The pro forma adjustments, which do not affect revenues, reflect primarily goodwill amortization, amortization of the favorable lease asset and the elimination of amortization of the deferred gain on sale associated with the life business.

    Financial Products include annuity contracts that offer a variety of funding and payout options for individual and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, nonqualified annuity contracts and mutual funds. Annuity contracts may be deferred or immediate ("payout annuities"). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, including mutual funds (both ALIAC and nonaffiliated mutual funds), variable and fixed investment options. Financial Products also include investment advisory services and pension plan administrative services.

    Investment Management Services provides: investment advisory services to affiliated and unaffiliated institutional and retail clients on a fee-for-service basis; underwriting services to the Aetna Series Fund Inc.; distribution services for other company products; and trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

    Discontinued Operations include universal life, variable universal life, traditional whole life and term insurance.

    PRINCIPLES OF CONSOLIDATION

    The consolidated financial statements include ALIAC and its wholly owned subsidiaries, Aetna Insurance Company of America ("AICA"), Aetna Investment Adviser Holding Company, Inc. ("IA Holdco") and Aetna Investment Services, LLC ("AIS"). ALIAC is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"), which is a wholly owned subsidiary of Aetna Retirement Services, Inc. ("ARSI"). ARSI is ultimately owned by ING Groep N.V.

    (ING). HOLDCO contributed AIS to the Company on June 30, 2000 and contributed IA Holdco to the Company on July 1, 1999 (refer to Note 2).

    The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The contributions of AIS and IA Holdco to the Company were accounted for in a manner similar to that of a pooling-of-interests and, accordingly, the Company's historical consolidated financial statements have been restated to include the accounts and results of operations of both companies.

    Certain reclassifications have been made to 1999 and 1998 financial information to conform to the 2000 presentation.

    NEW ACCOUNTING STANDARDS

    ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES

    In September 2000, the Financial Accounting Standard Board ("FASB") issued Financial Accounting Standard ("FAS") No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, which replaces FAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. This standard revises the accounting for securitizations, other financial asset transfers and collateral associated with securities lending transactions and requires certain additional disclosures. FAS No. 140 is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. However, for recognition and disclosure of collateral and for additional disclosures related to securitization transactions, FAS No. 140 was effective for the Company's December 31, 2000 financial statements. With respect to the provisions effective December 31, 2000, the Company reclassified debt securities on loan to other institutions from "Debt Securities" to "Securities Pledged to Creditors" on the Company's Consolidated Balance Sheet. The Company does not expect the adoption of those provisions effective after March 31, 2001 to have a material effect on its financial position or results of operations (Refer to Note 4).

    DEPOSIT ACCOUNTING: ACCOUNTING FOR INSURANCE AND REINSURANCE CONTRACTS THAT DO NOT TRANSFER INSURANCE RISK

    On January 1, 2000, the Company adopted Statement of Position 98-7, Deposit
    Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk, issued by the American Institute of Certified Public Accountants. This statement provides guidance on how to account for all insurance and reinsurance contracts that do not transfer insurance risk, except for long-duration life and health insurance contracts. The adoption of this standard had no impact on the Company's financial position or results of operations.

    FUTURE APPLICATION OF ACCOUNTING STANDARDS

    ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

    In June 1998, the FASB issued FAS No. 133, Accounting for Derivative Instruments and Hedging Activities. This June 2000, further guidance related to accounting for derivative instruments and hedging activities was provided when the FASB issued FAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities--an Amendment of FASB Statement No. 133. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. As amended by FAS No. 137, Accounting for Derivative Instruments and Hedging Activities--Deferral of the Effective Date of FASB Statement No. 133, this standard is effective for the Company's financial statements beginning January 1, 2001, with early adoption permitted. The impact to the Company, of the adoption of this standard, as amended, will not have a material effect on the Company's financial position or results of operations.

    USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

    CASH AND CASH EQUIVALENTS

    Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

    INVESTMENTS

    Debt and equity securities are classified as available for sale and carried at fair value. Securities are written down (as realized capital losses) for other than temporary declines in value. Included in available-for-sale securities are investments that support experience-rated products.

    Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum guarantees. As long as minimum guarantees are not triggered, the effect of experience-rated products' investment performance does not impact the Company's results of operations. Realized and unrealized capital gains and losses on investments supporting these products are reflected in policyholders' funds left with the Company. Realized capital gains and losses on all other investments are reflected in the Company's results of operations. Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

    Purchases and sales of debt and equity securities are recorded on the trade date. Sales of mortgage loans are recorded on the closing date.

    Fair values for debt and equity securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods. Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments. The Company does not accrue interest on problem debt securities when management believes the collection of interest is unlikely.

    The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of a loaned domestic security and 105% of the market value of a loaned foreign security. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

    In September 2000, the FASB issued FAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. In accordance with this new standard, general account securities on loan are reflected on the balance sheet as "Securities pledged to creditors", which includes the following:

                                                               Gross         Gross
   December 31, 2000                           Amortized     Unrealized    Unrealized      Fair
   (Millions)                                     Cost         Gains         Losses       Value
   ----------------------------------------------------------------------------------------------
   Debt securities                               $124.5         $5.3          $3.1        $126.7

   Short-term investments                           2.3           --            --           2.3
   ----------------------------------------------------------------------------------------------
   Total securities pledged to creditors         $126.8         $5.3          $3.1        $129.0
   ----------------------------------------------------------------------------------------------

    At December 31, 1999, the Company had securities pledged to creditors with a fair value of approximately $232.5 million reflected as debt securities.

    The investment in affiliated mutual funds represents an investment in Aetna managed mutual funds by the Company, and is carried at fair value.

    Mortgage loans and policy loans are carried at unpaid principal balances, net of impairment reserves.

    Short-term investments, consisting primarily of money market instruments and other debt issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

    The Company utilizes futures contracts for other than trading purposes in order to hedge interest rate risk (i.e. market risk, refer to Note 5). Futures contracts are carried at fair value and require daily cash settlement. Changes in the fair value of futures contracts allocable to experience rated contracts are deducted from capital gains and losses with an offsetting amount reported in future policy benefits. Changes in the fair value of futures contracts allocable to non-experienced-rated contracts that qualify as hedges are deferred and recognized as an adjustment to the hedged asset or liability. Deferred gains or losses on such futures contracts are amortized over the life of the acquired asset or liability as a yield adjustment or through net realized capital gains or losses upon disposal of an asset. Changes in the fair value of futures contracts that do not qualify as hedges are recorded in net realized capital gains or losses. Hedge designation requires specific asset or liability identification, a probability at inception of high correlation with the position underlying the hedge, and that high correlation be maintained throughout the hedge period. If a hedging instrument ceases to be highly correlated with the position underlying the hedge, hedge accounting ceases at that date and excess gains or losses on the hedging instrument are reflected in net realized capital gains or losses.

    Included in common stock are warrants which represent the right to purchase specific securities. Upon exercise, the cost of the warrants is added to the basis of the securities purchased.

    On occasion, the Company sells call options written on underlying securities which are carried at fair value. Changes in fair value of these options are recorded in net realized capital gains or losses.

    GOODWILL

    Goodwill, which represents the excess of cost over the fair value of net assets acquired, is amortized on a straight-line basis over 40 years.

    The Company regularly evaluates the recoverability of goodwill. The carrying value of goodwill would be reduced through a direct write-off, if, in management's judgement, it was probable that projected future operating income (before amortization of goodwill) would not be sufficient on an undiscounted basis to recover the carrying value. Operating earnings considered in such an analysis are those of the entity acquired, if separately identifiable, or the business segment that acquired the entity if the entity's earnings are not separately identifiable.

    DEFERRED POLICY ACQUISITION COSTS

    Certain costs of acquiring certain insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For certain annuity and pension contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 20 years for annuity and pension contracts.)

    Periodically, modifications may be made to deferred annuity contract features, such as shortening the surrender charge period or waiving the surrender charge, changing the mortality and expense fees, etc. Unamortized deferred policy acquisition costs associated with these modified contracts are not written off, but rather, continue to be associated with the original block of business to which these costs were previously recorded. Such costs are amortized based on revised estimates of expected gross profits based upon the contract after the modification.

    Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

    Refer to "Principles of Consolidation" within Note 1 for related discussions regarding the application of the purchase method to deferred policy acquisition costs.

    VALUE OF BUSINESS ACQUIRED

    Value of business acquired ("VOBA") is an asset and represents the present value ofestimated net cash flows embedded in the Company's contracts acquired by ING. VOBA is amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the contracts (up to 30 years for annuity contracts and pension contracts).

    VOBA is written off to the extent that it is determined that gross profits are not adequate to recover the asset. The estimated amount of VOBA to be amortized, net of interest, over the next five years is $104.3 million, $112.6 million, $114.3 million, $110.8 million and $106.3 million for the years 2001, 2002, 2003, 2004 and 2005, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

    INSURANCE RESERVE LIABILITIES

    Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

    Reserves for immediate annuities with life contingent payouts contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.0% to 9.5% for all years presented. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant

    Company experience and are periodically reviewed against both industry standards and experience.

    Because the sale of the domestic individual life insurance business was substantially in the form of an indemnity reinsurance agreement, the Company reported an addition to its reinsurance recoverable approximating the Company's total individual life reserves at the sale date.

    Policyholders' funds left with the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 2.0% to 14.0% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No. 115. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

    Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

    REVENUE RECOGNITION

    For certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Statements of Income.

    SEPARATE ACCOUNTS

    Separate Accounts assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

    Separate Account assets supporting variable options under universal life and annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

    Separate Accounts assets are carried at fair value. At December 31, 2000 and 1999, unrealized gains of $9.5 million and unrealized losses of $8.0 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity. Separate Accounts liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 3.8% to 14.0% in 2000 and 3.7% to 12.0% in 1999.

    Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

    REINSURANCE

    The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets. Of the reinsurance recoverable on the Consolidated Balance Sheets at December 31, 2000 and 1999, $2,991 million and $2,989 million, respectively, is related to the reinsurance recoverable from Lincoln arising from the sale of the Company's domestic life insurance business. (Refer to Note 3).

    INCOME TAXES

    The Company is included in the consolidated federal income tax return of Lion through December 13, 2000. Subsequent to December 13, 2000 the Company will file a consolidated return with AICA. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/ benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.  RECENT DEVELOPMENTS

    CONTRIBUTIONS OF AIS AND IA HOLDCO FROM HOLDCO

    On June 30, 2000, HOLDCO contributed AIS to the Company. AIS is registered with the Securities and Exchange Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. It is also registered with the appropriate state securities authorities as a broker/dealer and is a Registered Investment Advisor. The principal operation of

    AIS is acting as underwriter for ALIAC's manufactured products, as well as the sale of fixed and variable annuities and mutual funds through its registered representatives.

    On July 1, 1999, HOLDCO contributed IA Holdco to the Company. The primary operating subsidiary of IA Holdco is Aeltus Investment Management, Inc. ("Aeltus") which has two wholly-owned operating subsidiaries: Aeltus Capital, Inc. ("ACI"), a broker dealer, and Aeltus Trust Company ("ATC"), a limited purpose banking entity. Aeltus is a registered investment advisor under the Investment Advisers Act of 1940 and provides investment advisory services to institutional and retail clients on a fee-for-service basis. In addition, Aeltus, through its ACI subsidiary, serves as underwriter to the Aetna Series Fund, Inc. and provides distribution services for other Company products. Aeltus' ATC subsidiary provides trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

3.  DISCONTINUED OPERATIONS-INDIVIDUAL LIFE INSURANCE

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction was generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. Assets related to and supporting the life policies were transferred to Lincoln and the Company recorded a reinsurance recoverable from Lincoln. The transaction resulted in an after-tax gain on the sale of approximately $117 million, of which $57.7 million was deferred and was being recognized over approximately 15 years. The remaining portion of the gain was recognized immediately in net income and was largely attributed to access to the agency sales force and brokerage distribution channel. Approximately $5.7 million and $5.2 million (after tax) of the deferred gain was recognized during 2000 and 1999, respectively. During the fourth quarter of 1999, the Company refined certain accrual and tax estimates which had been established in connection with the recording of the deferred gain. As a result, the deferred gain was increased by $12.9 million (after tax) to $65.4 million at December 31, 1999.

    In conjunction with the accounting for the acquisition of the Aetna Financial Services business, of which the Company is a part, the deferred gain, which was previously part of other liabilities, was written off. (Refer to Note 1).

    The operating results of the domestic individual life insurance business are presented as Discontinued Operations. Revenues for the individual life segment were $652.2 million for 1998. Premiums ceded and reinsurance recoveries made in 2000 totaled $419.1 million and $416.1 million, respectively, and in 1999 totaled $476.5 million and $513.4 million, respectively.

4.  INVESTMENTS

    Debt securities available for sale as of December 31 were as follows:

                                                             Gross         Gross
                                             Amortized     Unrealized    Unrealized      Fair
   2000 (Millions)                              Cost         Gains         Losses        Value
   ---------------------------------------------------------------------------------------------
   U.S. government and government agencies
     and authorities                         $   920.8       $ 34.3        $  2.1      $   953.0
   States, municipalities and political
     subdivisions                                  0.3           --            --            0.3

   U.S. corporate securities:
       Utilities                                 282.2         13.8           6.2          289.8
       Financial                               1,753.1         33.8          21.2        1,765.7
       Transportation/capital goods              660.2         21.4          11.3          670.3
       Health care/consumer products             758.9         16.2          27.9          747.2
       Natural resources                         499.3          7.6          15.6          491.3
       Other corporate securities                972.0          7.1          52.3          926.8
   ---------------------------------------------------------------------------------------------
     Total U.S. corporate securities           4,925.7         99.9         134.5        4,891.1
   ---------------------------------------------------------------------------------------------

   Foreign securities:
       Government, including political
         subdivisions                            384.7         23.9           4.3          404.3
       Utilities                                 122.9         18.6            --          141.5
       Other                                      31.2           --           9.3           21.9
   ---------------------------------------------------------------------------------------------
     Total foreign securities                    538.8         42.5          13.6          567.7
   ---------------------------------------------------------------------------------------------

   Residential mortgage-backed securities:
       Pass-throughs                           1,390.3         37.1           4.1        1,423.3
       Collateralized mortgage obligations     1,606.6         61.2           7.1        1,660.7
   ---------------------------------------------------------------------------------------------
   Total residential mortgage-backed
     securities                                2,996.9         98.3          11.2        3,084.0
   ---------------------------------------------------------------------------------------------

   Commercial/Multifamily mortgage-backed
     securities                                1,108.3         27.5          24.2        1,111.6

   Other asset-backed securities                 753.7         13.4           3.4          763.7
   ---------------------------------------------------------------------------------------------
   Total debt securities, including debt
     securities pledged to creditors          11,244.5        315.9         189.0       11,371.4

   Less: Debt securities pledged to
     creditors                                   124.5          5.3           3.1          126.7
   ---------------------------------------------------------------------------------------------

   Debt securities                           $11,120.0       $310.6        $185.9      $11,244.7
   =============================================================================================

    Debt securities available for sale as of December 31 were as follows:

                                                             Gross         Gross
                                             Amortized     Unrealized    Unrealized      Fair
   1999 (Millions)                              Cost         Gains         Losses        Value
   ---------------------------------------------------------------------------------------------
   U.S. government and government agencies
     and authorities                         $ 1,087.2       $  4.6        $ 22.1      $ 1,069.7

   States, municipalities and political
     subdivisions                                  0.3           --            --            0.3

   U.S. corporate securities:
       Utilities                                 514.5          5.6          12.7          507.4
       Financial                               1,869.8          8.2          44.7        1,833.3
       Transportation/capital goods              623.4           .9          39.0          585.3
       Health care/consumer products           1,138.7          9.3          51.3        1,096.7
       Natural resources                         424.6          1.3          15.4          410.5
       Other corporate securities                214.0          1.0          14.9          200.1
   ---------------------------------------------------------------------------------------------
     Total U.S. corporate securities           4,785.0         26.3         178.0        4,633.3
   ---------------------------------------------------------------------------------------------
   Foreign securities:
       Government, including political
         subdivisions                            364.6         17.1          11.9          369.8
       Utilities                                 196.4          7.3            .4          203.3
       Other                                     748.2          8.9          34.3          722.8
   ---------------------------------------------------------------------------------------------
     Total foreign securities                  1,309.2         33.3          46.6        1,295.9
   ---------------------------------------------------------------------------------------------

   Residential mortgage-backed securities:
       Pass-throughs                           1,055.9         19.8          17.6        1,058.1
       Collateralized mortgage obligations     1,683.1         25.1          37.7        1,670.5
   ---------------------------------------------------------------------------------------------
     Total residential mortgage-backed
       securities                              2,739.0         44.9          55.3        2,728.6
   ---------------------------------------------------------------------------------------------

   Commercial/Multifamily mortgage-backed
     securities                                1,031.5          3.4          48.7          986.2

   Other asset-backed securities                 705.7          0.3           9.9          696.1
   ---------------------------------------------------------------------------------------------

   Debt securities                           $11,657.9       $112.8        $360.6      $11,410.1
   =============================================================================================

    At December 31, 2000 and 1999, net unrealized appreciation (depreciation) of $126.9 million and $(247.8) million, respectively, on available-for-sale debt securities including debt securities pledged to creditors, herein after referred to as "total debt securities", included $92.9 million and $(189.7) million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in insurance reserves.

    The amortized cost and fair value of total debt securities for the year ended December 31, 2000 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                                   Amortized            Fair
   (Millions)                                         Cost              Value
   ----------------------------------------------------------------------------
   Due to mature:
     One year or less                              $   405.4          $   405.9
     After one year through five years               2,272.8            2,299.2
     After five years through ten years              1,754.3            1,731.5
     After ten years                                 1,953.1            1,975.6
     Mortgage-backed securities                      4,105.2            4,195.5
     Other asset-backed securities                     753.7              763.7
   ----------------------------------------------------------------------------
   Less: Debt securities pledged to creditors          124.5              126.7
   ============================================================================
   Debt securities                                 $11,120.0          $11,244.7
   ============================================================================

    At December 31, 2000 and 1999, debt securities carried at fair value of $8.6 million and $8.7 million, respectively, were on deposit as required by regulatory authorities.

    The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2000.

    Included in the Company's total debt securities were residential collateralized mortgage obligations ("CMOs") supporting the following:

                                                        2000                          1999
                                              ------------------------      ------------------------
                                              Amortized         Fair        Amortized         Fair
   (Millions)                                    Cost          Value           Cost          Value
   -------------------------------------------------------------------------------------------------
   Total residential CMOs (1)                  $1,606.6       $1,660.7       $1,683.1       $1,670.5
   =================================================================================================
   Percentage of total:
     Supporting experience rated products                         80.6%                         80.7%
     Supporting remaining products                                19.4%                         19.3%
   -------------------------------------------------------------------------------------------------
                                                                 100.0%                        100.0%
   =================================================================================================

                  (1)   At December 31, 2000 and 1999, approximately 84% and 81%,
                        respectively, of the Company's residential CMO holdings were backed by government agencies such as GNMA, FNMA, and FHLMC.

    There are various categories of CMOs which are subject to different degrees of risk from changes in interest rates and, for CMO's that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 2000 and 1999, approximately 2% and 1%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest- or principal-only strips).

    Investments in equity securities as of December 31 were as follows:

   (Millions)                                        2000                       1999
   -----------------------------------------------------------------------------------
   Amortized Cost                                   $120.8                     $204.9
   Gross unrealized gains                              6.0                       12.5
   Gross unrealized losses                             9.9                       10.9
   -----------------------------------------------------------------------------------
   Fair Value                                       $116.9                     $206.5
   ===================================================================================

5.  FINANCIAL INSTRUMENTS

    ESTIMATED FAIR VALUE

    The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2000 and 1999 were as follows:

                                                         2000                         1999
                                                -----------------------      -----------------------
                                                Carrying         Fair        Carrying         Fair
   (Millions)                                     Value         Value          Value         Value
   -------------------------------------------------------------------------------------------------
   Assets:
     Mortgage loans                             $     4.6      $    4.5      $     6.7      $    6.8
   Liabilities:
     Investment contract liabilities:
       With a fixed maturity                      1,041.0         982.3        1,055.3         991.0
       Without a fixed maturity                  10,084.6       9,549.9       10,066.4       9,452.8
   -------------------------------------------------------------------------------------------------

    Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

    The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

    MORTGAGE LOANS: Fair values are estimated by discounting expected mortgage loan cash flows at market rates which reflect the rates at which similar loans would be made to similar borrowers. The rates reflect management's assessment of the credit quality and the remaining duration of the loans.

    INVESTMENT CONTRACT LIABILITIES (INCLUDED IN POLICYHOLDERS' FUNDS LEFT WITH THE COMPANY):

    WITH A FIXED MATURITY: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

    WITHOUT A FIXED MATURITY: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

    OFF-BALANCE-SHEET AND OTHER FINANCIAL INSTRUMENTS

    FUTURES CONTRACTS:

    Futures contracts are used to manage interest rate risk in the Company's bond portfolio. Futures contracts represent commitments to either purchase or sell securities at a specified future date and at a specified price or yield. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk. Cash settlements are made daily based on changes in the prices of the underlying assets. The notional amounts, carrying values and estimated fair values of the Company's open treasury futures as of December 31, 1998 were $250.9 million, $.1 million, and $.1 million, respectively. There were no open treasury futures at December 31, 2000 and 1999.

    WARRANTS:

    Included in common stocks are warrants which are instruments giving the Company the right, but not the obligation to buy a security at a given price during a specified period. The carrying values and estimated fair values of the Company's warrants to purchase equity securities at December 31, 2000 were both $0.3 million. The carrying values and estimated fair values at December 31, 1999 were both $6.5 million.

    OPTIONS:

    As of December 31, 2000 and 1999, the Company earned $1.1 million and $0.4 million respectively, of investment income for writing call options on underlying securities. At December 31, 2000 and 1999, there were no option contracts outstanding.

    DEBT INSTRUMENTS WITH DERIVATIVE CHARACTERISTICS:

    The Company also had investments in certain debt instruments with derivative characteristics, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The amortized cost and fair value of these securities, included in the debt securities portfolio, as of December 31, 2000 was as follows:

                                                     Amortized                 Fair
   (Millions)                                           Cost                  Value
   ----------------------------------------------------------------------------------
   Residential collateralized mortgage
     obligations                                      $1,606.6               $1,660.7
     Principal-only strips (included above)               28.1                   32.1
     Interest-only strips (included above)                 8.2                    9.7
   Other structured securities with derivative
     characteristics (1)                                  51.5                   51.5
   ----------------------------------------------------------------------------------

                  (1) Represents non-leveraged instruments whose fair values and credit risk are based on underlying securities, including fixed income securities and interest rate swap agreements.

6.  NET INVESTMENT INCOME

    Sources of net investment income were as follows:

                                                   One month      Eleven months
                                                     ended            ended         Year ended       Year ended
                                                 December 31,     November 30,     December 31,     December 31,
   (Millions)                                        2000             2000             1999             1998
   --------------------------------------------------------------------------------------------------------------
   Debt securities                                   $70.3           $768.9           $823.3           $798.8
   Nonredeemable preferred stock                       1.8              9.5             17.1             18.4
   Investment in affiliated mutual funds               0.5              2.1              2.4              6.6
   Mortgage loans                                      0.1              0.5              1.1              0.6
   Policy loans                                        0.7              7.9              7.7              7.2
   Cash equivalents                                    4.4             50.3             39.0             46.1
   Other                                               2.6             13.1             15.3             15.5
   --------------------------------------------------------------------------------------------------------------
   Gross investment income                            80.4            852.3            905.9            893.2
   Less: investment expenses                          (1.8)           (18.5)           (19.6)           (21.4)
   --------------------------------------------------------------------------------------------------------------
   Net investment income                             $78.6           $833.8           $886.3           $871.8
   ==============================================================================================================

    Net investment income includes amounts allocable to experience rated contractholders of $55.9 million and $622.2 million for the one month and eleven month periods ended December 31, 2000 and November 30, 2000, respectively, and $659.6 million and $655.6 million for the years ended December 31, 1999 and 1998, respectively. Interest credited to contractholders is included in current and future benefits.

7.  DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

    The Company paid $10.1 million, $255.7 million and $570.0 million in cash dividends to HOLDCO in 2000, 1999 and 1998, respectively. Of the $255.7 million paid in 1999, $206.0 million was accrued for in 1998. Of the $776.0 million dividends paid or accrued in 1998, $756.0 million (all of which was approved by the Insurance Commissioner of the State of Connecticut) was attributable to proceeds from the sale of the domestic individual life insurance business.

    The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net income was $100.6 million, $133.9 million and $148.1 million for the years ended December 31, 2000, 1999 and 1998, respectively. Statutory capital and surplus was $931.1 million and $844.9 million as of December 31, 2000 and 1999, respectively.

    As of December 31, 2000, the Company does not utilize any statutory accounting practices which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

    For 2001, the Company is required to implement statutory accounting changes ratified by the NAIC and state insurance departments ("Codification"). The cumulative effect of Codification to the Company's statutory surplus as of January 1, 2001 is estimated to be an increase of $27.4 million.

8.  CAPITAL GAINS AND LOSSES ON INVESTMENT OPERATIONS

    Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.

    Net realized capital gains (losses) on investments were as follows:

                                      One month     Eleven months
                                        ended           ended        Year ended      Year ended
                                    December 31,    November 30,    December 31,    December 31,
(Millions)                              2000            2000            1999            1998
-------------------------------------------------------------------------------------------------
Debt securities                         $1.2           $(36.3)         $(23.6)          $ 7.4
Equity securities                        0.6             (0.9)            2.1             3.0
-------------------------------------------------------------------------------------------------
Pretax realized capital gains
 (losses)                               $1.8           $(37.2)         $(21.5)          $10.4
=================================================================================================
After-tax realized capital gains
 (losses)                               $1.3           $(24.3)         $(14.0)          $ 7.3
=================================================================================================

    Net realized capital (losses) gains of $(16.8) million, $(36.7) million and $15.0 million for 2000, 1999 and 1998, respectively, allocable to experience rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in Policyholders' funds left with the Company. Net unamortized gains allocable to experienced-rated contractholders were $45.1 million and $68.5 million at December 31, 2000 and 1999, respectively.

    Proceeds from the sale of total debt securities and the related gross gains and losses were as follows:

                               One month        Eleven months
                                 ended              ended           Year ended         Year ended
                             December 31,       November 30,       December 31,       December 31,
   (Millions)                    2000               2000               1999               1998
   ------------------------------------------------------------------------------------------------
   Proceeds on sales            $233.0            $10,083.2          $5,890.1           $6,790.2
   Gross gains                     1.4                  2.5              10.5               98.8
   Gross losses                     --                 39.0              34.1               91.4
   ------------------------------------------------------------------------------------------------

    Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities including securities pledged to creditors, excluding those related to experience-rated contractholders) were as follows:

   (Millions)                                           2000                1999                1998
   ---------------------------------------------------------------------------------------------------
   Debt securities                                     $ 92.1             $(199.2)             $ 18.9
   Equity securities                                     (5.5)               (3.4)              (16.1)
   Other                                                 21.5               (27.6)               15.4
   ---------------------------------------------------------------------------------------------------
       Subtotal                                         108.1              (230.2)               18.2
   Increase (decrease) in deferred income taxes
     (Refer to Note 10)                                  37.9               (80.6)                6.3
   ---------------------------------------------------------------------------------------------------
   Net changes in accumulated other comprehensive
     income (loss)                                     $ 70.2             $(149.6)             $ 11.9
   ===================================================================================================

    Net unrealized capital gains (losses) allocable to experience-rated contracts of $92.9 million and $(189.7) million at December 31, 2000 and 1999, respectively, are reflected on the Consolidated Balance Sheets in Policyholders' funds left with the Company and are not included in shareholder's equity. Shareholder's equity included the following accumulated other comprehensive (loss) income, which is net of amounts allocable to experience-rated contractholders, at December 31:

   (Millions)                                             2000                1999                1998
   -----------------------------------------------------------------------------------------------------
   Total debt securities:
     Gross unrealized capital gains                      $ 78.5              $ 18.6              $157.3
     Gross unrealized capital losses                      (44.5)              (76.7)              (16.2)
   -----------------------------------------------------------------------------------------------------
                                                           34.0               (58.1)              141.1
   -----------------------------------------------------------------------------------------------------
   Equity securities:
     Gross unrealized capital gains                         6.0                12.5                13.1
     Gross unrealized capital losses                       (9.9)              (10.9)               (8.1)
   -----------------------------------------------------------------------------------------------------
                                                           (3.9)                1.6                 5.0
   -----------------------------------------------------------------------------------------------------
   Other:
     Gross unrealized capital gains                        15.0                 1.3                17.1
     Gross unrealized capital losses                       (5.9)              (13.7)               (1.8)
   -----------------------------------------------------------------------------------------------------
                                                            9.1               (12.4)               15.3
   -----------------------------------------------------------------------------------------------------
   Deferred income taxes (Refer to Note 10)                13.8               (24.1)               56.6
   -----------------------------------------------------------------------------------------------------
   Net accumulated other comprehensive
     income (loss)                                       $ 25.4              $(44.8)             $104.8
   =====================================================================================================

    Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, including securities pledged to creditors (excluding those related to experience-rated contractholders) were as follows:

   (Millions)                                              2000                1999                1998
   ------------------------------------------------------------------------------------------------------
   Unrealized holding gains (losses) arising
     during the year (1)                                  $70.1              $(146.3)             $38.3
   Less: reclassification adjustment for
     (losses) gains and other items included
     in net income (2)                                     (0.1)                 3.3               26.4
   ======================================================================================================
   Net unrealized gains (losses) on
     securities                                           $70.2              $(149.6)             $11.9
   ======================================================================================================

                  (1)   Pretax unrealized holding gains (losses) arising during the year were $108.0 million, $(225.2) million and $58.8 million for 2000, 1999 and 1998, respectively.
                  (2)   Pretax reclassification adjustments for (losses) gains and other items included in net income were $(0.1) million, $5.0 million and $40.6 million for 2000, 1999 and 1998,
                        respectively.

9.  SEVERANCE

    In December 2000, the Company, in accounting for its acquisition by ING, established a severance liability of $10.7 million related to actions taken or expected to be taken with respect to the integration of the Company's and ING's businesses. The severance liability is based on a plan to eliminate approximately 175 positions (primarily in the retail annuity operations). The severance liability is reflected in other liabilities in the Consolidated Balance Sheets. Severance actions are expected to be substantially completed by December 31, 2001. No significant severance actions took place in 2000.

10. INCOME TAXES

    The Company is included in the consolidated federal income tax return of Lion through December 13, 2000. For tax settlements related to tax periods ending on or prior to December 13, 2000, the purchase agreement between ING America Insurance Holdings, Inc. and the former Aetna provides for the settlement of balances owed by the Company based on an amount approximating the tax the Company would have incurred were it not a member of the consolidated group, and owed to the Company for the use of its tax saving attributes in the consolidated federal income tax return.

    Subsequent to December 13, 2000, as a result of the sale, the Company will be filing a consolidated return with AICA. The Company allocates to each member, an amount approximating the tax the member would have incurred were it not a member of the consolidated group, and credits the member for use of its tax saving attributes in the consolidated federal income tax return.

    Income taxes from continuing operations consist of the following:

                                      One month     Eleven months
                                        ended           ended        Year ended      Year ended
                                    December 31,    November 30,    December 31,    December 31,
(Millions)                              2000            2000            1999            1998
-------------------------------------------------------------------------------------------------
Current taxes (benefits):
  Federal                               $ 9.4          $  5.3          $ 64.3          $ 257.9
  State                                   0.2             2.6             2.5              3.0
  Net realized capital (losses)
    gains                                 0.3           (11.5)          (20.1)            16.8
-------------------------------------------------------------------------------------------------
                                          9.9            (3.6)           46.7            277.7
-------------------------------------------------------------------------------------------------
Deferred taxes (benefits):
  Federal                                (4.3)           83.2            31.3           (196.7)
  Net realized capital gains
    (losses)                              0.3            (1.5)           12.6            (13.9)
-------------------------------------------------------------------------------------------------
                                         (4.0)           81.7            43.9           (210.6)
-------------------------------------------------------------------------------------------------
    Total                               $ 5.9          $ 78.1          $ 90.6          $  67.1
=================================================================================================

    Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:

                                                One month       Eleven months
                                                  ended             ended          Year ended        Year ended
                                              December 31,      November 30,      December 31,      December 31,
  (Millions)                                      2000              2000              1999              1998
  ----------------------------------------------------------------------------------------------------------------
  Income from continuing operations
    before
    income taxes                                 $ 18.5            $ 249.6           $ 272.5           $ 239.9
  Tax rate                                           35%                35%               35%               35%
  ----------------------------------------------------------------------------------------------------------------
  Application of the tax rate                       6.4               87.4              95.4              84.0
  Tax effect of:
    State income tax, net of federal
      benefit                                       0.1                1.7               1.6               2.0
    Excludable dividends                           (0.9)             (12.6)             (6.1)            (17.1)
    Other, net                                      0.3                1.6              (0.3)             (1.8)
  ----------------------------------------------------------------------------------------------------------------
  Income taxes                                   $  5.9            $  78.1           $  90.6           $  67.1
  ================================================================================================================

    The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

   (Millions)                                                    2000                       1999
   -----------------------------------------------------------------------------------------------
   Deferred tax assets:
     Deferred policy acquisition costs                         $  44.8                     $   --
     Insurance reserves                                          306.3                      323.1
     Unrealized gains allocable to experience rated
       contracts                                                  32.5                         --
     Net unrealized capital losses                                  --                       90.5
     Investment losses                                             9.0                        1.3
     Postretirement benefits other than pensions                   5.8                       24.8
     Deferred compensation                                        65.6                       42.5
     Sale of individual life insurance business                     --                       44.9
     Other                                                        21.1                       23.7
   -----------------------------------------------------------------------------------------------
   Total gross assets                                            485.1                      550.8
   -----------------------------------------------------------------------------------------------

   Deferred tax liabilities:
     Value of business acquired                                  623.3                         --
     Deferred policy acquisition costs                              --                      324.0
     Market discount                                               4.9                        6.5
     Net unrealized capital gains                                 46.3                         --
     Unrealized losses allocable to experience rated
       contracts                                                    --                       66.4
     Depreciation                                                  4.4                        3.5
     Sale of Individual life insurance business                   15.1                         --
     Excludable dividends                                          5.0                         --
     Other                                                        34.1                         --
   -----------------------------------------------------------------------------------------------
   Total gross liabilities                                       733.1                      400.4
   -----------------------------------------------------------------------------------------------
   Net deferred tax (liability) asset                          $(248.0)                    $150.4
   ===============================================================================================

    Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. As of December 31, 2000 and 1999, no valuation allowance was required for unrealized capital gains and losses.

    The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 2000. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.

    The Internal Revenue Service (the "Service") has completed examinations of the consolidated federal income tax returns of Lion through 1994. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1995 through 1997.

11. BENEFIT PLANS

    ALIAC, in conjunction with ING, has noncontributory defined benefit pension plans covering substantially all employees. The plans provide pension benefits based on years of service and average annual compensation (measured over 60 consecutive months of highest earnings in a 120 - month period). Contributions are determined using the Projected Unit Credit Method and, for qualified plans subject to ERISA requirements, are limited to the amount that are tax-deductible. The accumulated benefit obligation and plan assets are recorded by ALIAC. As of the measurement date (i.e. December 13, 2000), fair value of plan assets exceed projected benefit obligations. Allocated pretax charges to operations for the former Aetna pension plan (based on the Company's total salary cost as a percentage of former Aetna's total salary cost) were $3.7 million and $6.6 million for the years ended December 31, 2000 and 1999, respectively. There were no charges in 1998 due to favorable plan asset performance.

    Effective January 1, 1999 ALIAC, in conjunction with former Aetna, changed the formula for providing pension benefits from the existing final average pay formula to a cash balance formula, which credits employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. The formula also provides for a transition period until December 1, 2006, which allows certain employees to receive vested benefits at the higher of the final average pay or cash balance formula. The changing of this formula will not have a material effect on ALIAC's results of operations, liquidity or financial condition.

    In addition to providing pension benefits, ALIAC, in conjunction with ING, provides certain health care and life insurance benefits for retired employees. A comprehensive medical and dental plan is offered to all full-time employees retiring at age 45 with 10 years of service. There is a cap on the portion of the cost paid by the Company relating to medical and dental benefits. Retirees are generally required to contribute to the plans based on their years of service with the Company. The costs to the Company associated with the former Aetna postretirement plans for 2000, 1999 and 1998 were $1.2 million, $2.1 million and $1.0 million, respectively.

    ALIAC, in conjunction with ING, has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. As of the measurement date (i.e. December 13, 2000), the projected benefit obligation exceeded the fair value of plan assets. The Company, in conjunction with ING, also provides certain postretirement health care and life insurance benefits for certain agents. The costs to the Company associated with the agents' postretirement plans for 2000, 1999 and 1998 were $1.4 million, $2.1 million and $1.4 million, respectively.

    Incentive Savings Plan--Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in certain investments are matched, up to 5% of compensation, by ING. Pretax charges to operations for former Aetna the incentive savings plan were $9.0 million, $7.7 million and $5.3 million in 2000, 1999 and 1998, respectively.

    Stock Plans--ALIAC, in conjunction with former Aetna, had a stock incentive plan that provided for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to employees. Certain executive, middle management and non-management employees were granted options to purchase common stock of former Aetna at or above the market price on the date of grant. Options generally became 100% vested three years after the grant was made, with one-third of the options vesting each year. The former Aetna did not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives were, from time to time, granted incentive units which were rights to receive common stock or an equivalent value in cash. The sale of ALIAC to ING America Insurance Holdings, Inc by former Aetna caused all outstanding stock options to vest immediately. The costs to the Company associated with the former Aetna stock plans for 2000, 1999 and 1998, were $2.7 million, $0.4 million and $4.2 million, respectively.

    During 2001, the benefits plans offered by ALIAC to its employees and agents will be transitioned to plans directly offered by ING. These plans are substantially similar to those offered by ALIAC, in conjunction with ING, and any differences are not expected to be material in nature.

    Effective January 1, 1998, Aeltus established an additional deferred incentive compensation plan, designed to attract, retain and incent key members of Aeltus. The plan had a five year vesting period. Payments under the plan were conditioned upon continued employment and were based upon an imputed share price of Aeltus at the end of the vesting period. The plan value was determined annually and the cost of the plan was expensed ratably over the vesting period. A change in control at Aeltus, as defined in the plan, would cause immediate full vesting of all outstanding shares. The purchase of Aetna Inc. by ING meets this definition. As a result, all outstanding shares became fully vested based on Aeltus's imputed value at the date of the sale and were subsequently paid out in early 2001. The appropriate annual share of the cost of the plan, including the additional cost in 2000 associated with this full vesting, has been reflected in salaries and related benefits in the Consolidated Statements of Income for each of the three years ended December 31, 2000. The costs to Aeltus associated with the deferred incentive compensation plan for 2000, 1999 and 1998, were $42.2 million, $4.7 million and $3.1 million, respectively.

12. RELATED PARTY TRANSACTIONS

    INVESTMENT ADVISORY AND OTHER FEES

    ALIAC and Aeltus serve as investment advisors and administrators to the Company's mutual funds and variable funds (collectively, the Funds). Company Funds pay Aeltus or ALIAC, as investment advisor or administrator, a daily fee which, on an annual basis, ranged, depending on the fund, from 0.33% to 1.15% of their average daily net assets. All of the funds managed by ALIAC and certain of the Funds managed by Aeltus are subadvised by investment advisors, in which case, Aeltus or ALIAC pays a subadvisory fee to the investment advisors. The Company is also compensated by the Separate Accounts (variable funds) for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the Separate Accounts pay the Company a daily fee, which, on an annual basis is, depending on the product, up to 3.40% of their average daily net assets. The amount of compensation and fees received from the Funds and Separate Accounts, included in charges assessed against policyholders and other income, amounted to $506.3 million, $424.2 million and $349.0 million in 2000, 1999 and 1998, respectively.

    CAPITAL TRANSACTIONS

    The Company received capital contributions in the form of cash and assets of $73.5 million, and $56.0 million, respectively from HOLDCO in 2000. In 1998, the Company received capital contributions in the form of cash of $9.3 million from HOLDCO. The Company received no capital contribution in 1999.

    Refer to Note 7 for dividends paid to HOLDCO.

    OTHER

    Premiums due and other receivables include $4.7 million and $10.5 million due from affiliates in 2000 and 1999, respectively. Other liabilities include $4.1 million and $1.9 million due to affiliates for 2000 and 1999, respectively.

    Former Aetna transferred to the Company $.4 million, $.8 million and $1.7 million based on its decision not to settle state tax liabilities for the years 2000, 1999 and 1998, respectively, as permitted under the tax sharing arrangement, which is reported in other changes in retained earnings.

    Certain administrative and support functions of the Company are provided by former Aetna and its affiliates for a specified transition period. At the end of the transition period, these functions will be provided by ING affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of the service provided.

13. REINSURANCE

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. (Refer to Note 3).

    Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

    Effective December 31, 1988, the Company entered into a modified coinsurance reinsurance agreement ("MODCO") with Aetna Life Insurance Company ("Aetna Life"), (formerly an affiliate of the Company), in which substantially all of the non-participating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance arrangement to a coinsurance agreement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred. Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct individual non-participation life insurance business, with the exception of certain supplementary contracts with reserves of $74.9 million and $81.9 million as of December 31, 2000 and 1999, respectively, was sold to Lincoln (refer to Note 3).

    The operating results of the domestic individual life business are presented as Discontinued Operations. Premiums of $15.8 million, $17.9 million and $336.3 million and current and future benefits of $34.6 million, $8.6 million and $341.1 million, were assumed in 2000, 1999 and 1998, respectively. Investment income of $17.0 million was generated from a reinsurance loan to affiliate for the year ended December 31, 1998.

    Prior to the sale of the domestic individual life insurance business to Lincoln on October 1, 1998, the Company's retention limit per individual life was $2.0 million and amounts in excess of this limit, up to a maximum of $8.0 million on any new individual life business was reinsured with Aetna Life on a yearly renewable term basis. The premium amount related to this agreement was $2.0 million for 1998. This agreement was terminated effective October 1, 1998.

    Effective October 1, 1997, the Company entered into a reinsurance agreement with Aetna Life, (formerly an affiliate of the Company) to assume amounts in excess of $0.2 million for certain of its participating life insurance, on a yearly renewable term basis. Premium amounts related to this agreement were $4.4 million in 1998. The business assumed under this agreement was retroceded to Lincoln effective October 1, 1998.

    On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life, (formerly an affiliate of the Company) for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $29.2 million and $33.4 million were maintained for this contract as of December 31, 2000 and 1999, respectively.

    The following table includes premium amounts ceded/assumed.

                                                             Ceded to      Assumed
                                                 Direct       Other       from Other      Net
   (Millions)                                    Amount     Companies     Companies      Amount
   ---------------------------------------------------------------------------------------------

               2000
   -----------------------------------------
   Premiums:
     Discontinued Operations                     $366.6       $382.4        $ 15.8       $   --
     Accident and Health Insurance                 15.2         15.2            --           --
     Annuities                                    160.4          7.1           0.9        154.2
   ---------------------------------------------------------------------------------------------
       Total earned premiums                     $542.2       $404.7        $ 16.7       $154.2
   =============================================================================================

               1999
   -----------------------------------------
   Premiums:
     Discontinued Operations                     $460.1       $478.0        $ 17.9       $   --
     Accident and Health Insurance                 33.4         33.4            --           --
     Annuities                                    111.5          4.9           0.9        107.5
   ---------------------------------------------------------------------------------------------
       Total earned premiums                     $605.0       $516.3        $ 18.8       $107.5
   =============================================================================================

               1998
   -----------------------------------------
   Premiums:
     Discontinued Operations                     $166.8       $165.4        $340.6       $342.0
     Accident and Health Insurance                 16.3         16.3            --           --
     Annuities                                     80.8          2.9           1.5         79.4
   ---------------------------------------------------------------------------------------------
       Total earned premiums                     $263.9       $184.6        $342.1       $421.4
   =============================================================================================

14. SEGMENT INFORMATION

    Summarized financial information for the Company's principal operations was as follows:

                                                              Investment
   Year ended December 31, 2000               Financial       Management      Discontinued
   (Millions) (1)                            Products (2)    Services (2)    Operations (2)    Other (2)      Total
   ------------------------------------------------------------------------------------------------------------------
   Revenue from external customers            $   692.1         $138.2                --        $(53.0)     $   777.3
   Net investment income                          905.8            2.8                --           3.8          912.4
   ------------------------------------------------------------------------------------------------------------------
   Total revenue excluding net realized
     capital (losses) gains                   $ 1,597.9         $141.0                --        $(49.2)     $ 1,689.7
   ==================================================================================================================
   Amortization of deferred policy
     acquisition costs                        $   115.6                                         $ 11.3      $   126.9
   ------------------------------------------------------------------------------------------------------------------
   Income taxes (benefits)                    $    79.0         $  9.0                --        $ (4.0)     $    84.0
   ------------------------------------------------------------------------------------------------------------------
   Operating earnings (losses) (3)            $   204.7         $  9.7                --        $ (7.3)     $   207.1
   Net realized capital (losses) gains, net
     of tax                                       (23.1)           0.1                --            --          (23.0)
   ------------------------------------------------------------------------------------------------------------------
   Income (loss) from continuing operations       181.6            9.8                --          (7.3)         184.1
   Discontinued operations, net of tax:
     Amortization of deferred gain on
       sale (4)                                      --             --          $    5.7            --            5.7
   ------------------------------------------------------------------------------------------------------------------
   Net income (loss)                          $   181.6         $  9.8          $    5.7        $ (7.3)     $   189.8
   ==================================================================================================================
   Segment assets                             $54,117.7         $ 44.1          $2,991.2            --      $57,153.0
   ------------------------------------------------------------------------------------------------------------------
   Expenditures for long-lived assets (5)            --             --                --        $  3.4      $     3.4
   ------------------------------------------------------------------------------------------------------------------
   Balance of long-lived assets                      --             --                --        $ 54.3      $    54.3
   ------------------------------------------------------------------------------------------------------------------

                  (1)   Year ended 2000 data reflects an aggregation of the
                        pre-acquisition period of the eleven months ended
                        November 30, 2000 and the post-acquisition period of one
                        month ended December 31, 2000.
                  (2)   Financial Products include: deferred and immediate annuity contracts, mutual funds, distribution services for annuities and mutual funds and programs offered to qualified plans and nonqualified deferred compensation plans that package
                        administrative and recordkeeping services along with a menu of investment options, investment advisory services and
                        pension plan administrative services. Investment Management
                        Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail
                        clients, underwriting, distribution for Company's mutual
                        funds and affiliate's separate accounts; and trustee,
                        administrative and other services to retirement plans.
                        (Refer to Notes 1 and 2.) Discontinued operations include
                        life insurance products. (Refer to Note 3.) Other includes consolidating adjustments and Year 2000 costs.
                  (3)   Operating earnings is comprised of net income (loss)
                        excluding net realized capital gains and losses and any
                        other items. While operating earnings is the measure of
                        profit or loss used by the Company's management when
                        assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
                  (4)   Taxes on the amortization of deferred gain on sale amounted to $3.3 million.
                  (5)   Expenditures of long-lived assets represent additions to
                        property and equipment not allocable to business segments.

                                                               Investment
Year ended December 31, 1999                   Financial       Management      Discontinued
(Millions)                                    Products (1)    Services (1)    Operations (1)    Other (1)      Total
----------------------------------------------------------------------------------------------------------------------
Revenue from external customers                $   551.1         $118.3                --        $(43.9)     $   625.5
Net investment income                              881.5            1.5                --           3.3          886.3
----------------------------------------------------------------------------------------------------------------------
Total revenue excluding net realized
  capital losses                               $ 1,432.6         $119.8                --        $(40.6)     $ 1,511.8
======================================================================================================================
Amortization of deferred policy
  acquisition costs                            $    93.4             --                --        $ 11.5      $   104.9
----------------------------------------------------------------------------------------------------------------------
Income taxes (benefits)                        $    87.5         $ 16.5                --        $(13.4)     $    90.1
----------------------------------------------------------------------------------------------------------------------
Operating earnings (losses) (2)                $   192.8         $ 28.1                --        $ (7.5)     $   213.4
Other item (3)                                        --             --                --         (17.5)         (17.5)
Net realized capital losses, net of tax            (14.0)            --                --            --          (14.0)
----------------------------------------------------------------------------------------------------------------------
Income (loss) from continuing operations           178.8           28.1                --         (25.0)         181.9
Discontinued operations, net of tax:
  Amortization of deferred gain on
    sale (4)                                          --             --          $    5.7            --            5.7
----------------------------------------------------------------------------------------------------------------------
Net income (loss)                              $   178.8         $ 28.1          $    5.7        $(25.0)     $   187.6
======================================================================================================================
Segment assets                                 $53,362.1         $ 36.6          $2,989.0            --      $56,387.7
----------------------------------------------------------------------------------------------------------------------
Expenditures for long-lived assets (5)                --             --                --        $  3.9      $     3.9
----------------------------------------------------------------------------------------------------------------------
Balance of long-lived assets                          --             --                --        $ 12.2      $    12.2
----------------------------------------------------------------------------------------------------------------------

                  (1)   Financial Products include: deferred and immediate annuity contracts, mutual funds, distribution services for annuities and mutual funds and programs offered to qualified plans and nonqualified deferred compensation plans that package
                        administrative and recordkeeping services along with a menu of investment options, investment advisory services and
                        pension plan administrative services. Investment Management
                        Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail
                        clients, underwriting, distribution for Company's mutual
                        funds and affiliate's separate accounts; and trustee,
                        administrative and other services to retirement plans.
                        (Refer to Notes 1 and 2.) Discontinued operations include
                        life insurance products. (Refer to Note 3.) Other includes consolidating adjustments and Year 2000 costs
                  (2)   Operating earnings is comprised of net income (loss)
                        excluding net realized capital gains and losses and any
                        other items. While operating earnings is the measure of
                        profit or loss used by the Company's management when
                        assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
                  (3)   Other item excluded from operating earnings represents
                        after-tax Year 2000 costs.
                  (4)   Taxes on the amortization of deferred gain on sale amounted to $3.2 million.
                  (5)   Expenditures of long-lived assets represent additions to
                        property and equipment not allocable to business segments.

                                                             Investment
   Year ended December 31, 1998              Financial       Management      Discontinued
   (Millions)                               Products (1)    Services (1)    Operations (1)    Other (1)      Total
   -----------------------------------------------------------------------------------------------------------------
   Revenue from external customers           $   445.6         $96.7                 --        $(38.4)     $   503.9
   Net investment income                         865.3           1.5                 --           5.0          871.8
   -----------------------------------------------------------------------------------------------------------------
   Total revenue excluding net realized
     capital gains                           $ 1,310.9         $98.2                 --        $(33.4)     $ 1,375.7
   =================================================================================================================
   Amortization of deferred policy
     acquisition costs                       $    80.3            --                 --        $ 10.9      $    91.2
   -----------------------------------------------------------------------------------------------------------------
   Income Taxes (benefits)                   $    68.2         $14.7                 --        $(15.8)     $    67.1
   -----------------------------------------------------------------------------------------------------------------
   Operating earnings (2)                    $   171.0         $24.0                 --        $ (7.1)     $   187.9
   Other item (3)                                   --            --                 --         (22.4)         (22.4)
   Net realized capital gains, net of
     tax                                           7.3            --                 --            --            7.3
   -----------------------------------------------------------------------------------------------------------------
   Income from continuing operations             178.3          24.0                 --         (29.5)         172.8
   Discontinued operations, net of tax:
     Income from operations (4)                     --            --           $   61.8            --           61.8
     Immediate gain on sale (4)                     --            --               59.0            --           59.0
   -----------------------------------------------------------------------------------------------------------------
   Net income (loss)                         $   178.3         $24.0           $  120.8        $(29.5)     $   293.6
   =================================================================================================================
   Segment assets                            $44,367.4         $13.4           $2,946.4            --      $47,327.2
   -----------------------------------------------------------------------------------------------------------------
   Expenditures for long-lived assets
     (5)                                            --            --                 --        $  6.4      $     6.4
   -----------------------------------------------------------------------------------------------------------------
   Balance of long-lived assets                     --            --                 --        $ 12.2      $    12.2
   -----------------------------------------------------------------------------------------------------------------

                  (1)   Financial Products include: deferred and immediate annuity contracts, mutual funds, distribution services for annuities and mutual funds and programs offered to qualified plans and nonqualified deferred compensation plans that package
                        administrative and recordkeeping services along with a menu of investment options, investment advisory services and
                        pension plan administrative services. Investment Management
                        Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail
                        clients, underwriting, distribution for Company's mutual
                        funds and affiliate's separate accounts; and trustee,
                        administrative and other services to retirement plans.
                        (Refer to Notes 1 and 2.) Discontinued operations include
                        life insurance products. (Refer to Note 3.) Other includes consolidating adjustments and Year 2000 costs.
                  (2)   Operating earnings is comprised of net income (loss)
                        excluding net realized capital gains and losses and any
                        other items. While operating earnings is the measure of
                        profit or loss used by the Company's management when
                        assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
                  (3)   Other item excluded from operating earnings represents
                        after-tax Year 2000 costs.
                  (4)   Taxes on the income from operations and the immediate gain on sale amounted to $32.1million and $29.3 million,
                        respectively.
                  (5)   Expenditures of long-lived assets represent additions to
                        property and equipment not allocable to business segments.

14. COMMITMENTS AND CONTINGENT LIABILITIES

    LEASES

    In conjunction with the acquisition by ING, the Company entered into with or assumed from a former affiliate operating leases for office space. Since December 13, 2000, rent expense for these leases was immaterial. The future net minimum payments under noncancelable leases for 2001 through 2005 are estimated to be $25.5 million, $24.5 million, $21.5 million, $19.1 million and $16.3 million, respectively, and 29.9 million, thereafter.

    COMMITMENTS

    Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31,1998, the Company had off-balance sheet commitments to purchase investments of $68.7 million with an estimated fair value of $68.9 million. At December 31, 2000 and 1999, there were no off-balance sheet commitments.

    LITIGATION

    In recent years, life insurance companies have been named as defendants in class action lawsuits relating to life insurance sales practices. The Company is currently a defendant in one such lawsuit.

    A purported class action complaint was filed in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron and Allan Eckert against ALIAC (the "Reese Complaint"). The Reese Complaint seeks compensatory and punitive damages and injunctive relief from ALIAC. The Reese Complaint claims that ALIAC engaged in unlawful sales practices in marketing life insurance policies. ALIAC has moved to dismiss the Reese Complaint for failure to state a claim upon which relief can be granted. This litigation is in the preliminary stages. The Company intends to defend the action vigorously.

    The Company is also involved in other lawsuits arising, for the most part, in the ordinary course of its business operations. While the outcome of these other lawsuits cannot be determined at this time, after consideration of the defenses available to the Company, applicable insurance coverage and any related reserves established, these other lawsuits are not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

                                     PART II
                     INFORMATION NOT REQUIRED IN PROSPECTUS
                          UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                        UNDERTAKING PURSUANT TO RULE 484

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                INDEMNIFICATION

Section 33-779 of the Connecticut General Statutes (the "CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to
Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under
Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3);
(b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to
Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party. reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in
Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, ING Groep N.V. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Section 20 of the Aetna Investment Services, LLC (AIS) Limited Liability Company Agreement provides that AIS will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of AIS, as long as he acted in good faith on behalf of AIS and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

               REPRESENTATION PURSUANT TO SECTION 26(E)(2)(A) OF
                       THE INVESTMENT COMPANY ACT OF 1940

Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the policies covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                 CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 14 TO
                           THE REGISTRATION STATEMENT

This Post-Effective Amendment No. 14 to Registration Statement No. 33-75248 is comprised of the following papers and documents:

    - The facing sheet.

    - One Corporate Variable Universal Life (Corporate VUL) consisting of 128 pages

    - The undertaking to file reports

    - The undertaking pursuant to Rule 484

    - Indemnification

    - Representation pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940

    - The signatures

    - Written consents of the following persons:

        A.  Consent of Counsel (included as part of Exhibit No. 2 below)

        B.  Actuarial Consent (included as part of Exhibit No. 6 below)

        C.  Consent of Independent Auditors (included as Exhibit No. 7 below)

      The following Exhibits:

        1. Exhibits required by paragraph A of instructions to exhibits for Form N-8B-2:

        (1)  Resolution of the Board of Directors of Aetna Life
             Insurance and Annuity Company establishing
             Variable Life Account B(1)
        (2)  Not Applicable
        (3)(i) Specialty Broker Agreement(2)
        (3)(ii) Life Insurance Broker-Dealer Agreements(1)
        (3)(iii) Principal Underwriter Agreement between Aetna Life
             Insurance and Annuity Company and Aetna Investment
             Services, LLC, effective as of November 17,
             2000(3)
        (3)(iv) Restated and Amended Third Party Administration and Transfer Agent Agreement(4)
        (4)  Not Applicable
        (5)(i) Corporate VUL Policy (Containing information about
             Cash Value Accumulation Method of Death Benefit
             Options (70180-93US)(5)
        (5)(ii) Corporate VUL Policy (Containing Tables of percentages for the Guideline Premium Method for Death Benefit Options (70182-93US)(5)
        (5)(iii) Term Rider (70181-94US) to Corporate VUL Policy
             70182-93US(5)
        (5)(iv) Amendment Rider (70284-1998) to Corporate Variable
             Universal Life Policies 70180-93US and
             70182-93US(2)
        (5)(v) Corporate VUL II Policy (Cash Value Policy)
             (70180-1998US)(2)
        (5)(vi) Corporate VUL II Policy (Guideline Premium Policy)
             (70182-1998US)(2)
        (5)(vii) Term Insurance Rider (70181-1998US) to policies
             70180-1998US and 70182-1998US(2)
        (6)(i) Certificate of Incorporation of Aetna Life
             Insurance and Annuity Company(6)
        (6)(ii) Amendment of Certificate of Incorporation of Aetna
             Life Insurance and Annuity Company(7)
        (6)(iii) By-Laws as amended September 17, 1997 of Aetna
             Life Insurance and Annuity Company(8)
        (7)  Not Applicable
        (8)(i) Fund Participation Agreement by and among Aetna
             Life Insurance and Annuity Company and Aetna
             Variable Fund, Aetna Variable Encore Fund, Aetna
             Income Shares, Aetna Balanced VP, Inc., Aetna GET
             Fund on behalf of each of its series, Aetna
             Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus
             Investment Management, Inc. dated as of May 1,
             1998(9)

        (8)(ii) Amendment dated November 9, 1998 to Fund
             Participation Agreement by and among Aetna Life
             Insurance and Annuity Company and Aetna Variable
             Fund, Aetna Variable Encore Fund, Aetna Income
             Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
             Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment
             Management, Inc. dated as of May 1, 1998.(10)
        (8)(iii) Second Amendment dated December 31, 1999 to Fund
             Participation Agreement by and among Aetna Life
             Insurance and Annuity Company and Aetna Variable
             Fund, Aetna Variable Encore Fund, Aetna Income
             Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
             Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment
             Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998(11)
        (8)(iv) Third Amendment dated February 11, 2000 to Fund
             Participation Agreement by and among Aetna Life
             Insurance and Annuity Company and Aetna Variable
             Fund, Aetna Variable Encore Fund, Aetna Income
             Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
             Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment
             Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998 and December 31,
             1999(12)
        (8)(v) Fourth Amendment dated May 1, 2000 to Fund
             Participation Agreement by and among Aetna Life
             Insurance and Annuity Company and Aetna Variable
             Fund, Aetna Variable Encore Fund, Aetna Income
             Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
             Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment
             Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and
             February 11, 2000(12)
        (8)(vi) Fifth Amendment dated February 27, 2001 to Fund
             Participation Agreement by and among Aetna Life
             Insurance and Annuity Company and Aetna Variable
             Fund, Aetna Variable Encore Fund, Aetna Income
             Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
             Portfolios, Inc. on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
             Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998,
             December 31, 1999, February 11, 2000 and May 1,
             2000(13)
        (8)(vii) Service Agreement between Aeltus Investment
             Management, Inc. and Aetna Life Insurance and
             Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable
             Encore Fund, Aetna Income Shares, Aetna Balanced
             VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable
             Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(9)
        (8)(viii) Amendment dated November 4, 1998 to Service
             Agreement between Aeltus Investment
             Management, Inc. and Aetna Life Insurance and
             Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable
             Encore Fund, Aetna Income Shares, Aetna Balanced
             VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable
             Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(10)
        (8)(ix) Second Amendment dated February 11, 2000 to
             Service Agreement between Aeltus Investment
             Management, Inc. and Aetna Life Insurance and
             Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable
             Encore Fund, Aetna Income Shares, Aetna Balanced
             VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable
             Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998 and November 14, 1998(12)
        (8)(x) Third Amendment dated May 1, 2000 to Service
             Agreement between Aeltus Investment
             Management, Inc. and Aetna Life Insurance and
             Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable
             Encore Fund, Aetna Income Shares, Aetna Balanced
             VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable
             Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998, November 14, 1998 and
             February 11, 2000(12)
        (8)(xi) Fund Participation Agreement between Aetna Life
             Insurance and Annuity Company, Variable Insurance
             Products Fund and Fidelity Distributors
             Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
             January 1, 1996 and March 1, 1996(7)

        (8)(xii) Fifth Amendment dated as of May 1, 1997 to the
             Fund Participation Agreement between Aetna Life
             Insurance and Annuity Company, Variable Insurance
             Products Fund and Fidelity Distributors
             Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
             January 1, 1996 and March 1, 1996(14)
        (8)(xiii) Sixth Amendment dated November 6, 1997 to the Fund
             Participation Agreement between Aetna Life
             Insurance and Annuity Company, Variable Insurance
             Products Fund and Fidelity Distributors
             Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
             January 1, 1996, March 1, 1996 and May 1, 1997(15)
        (8)(xiv) Seventh Amendment dated as of May 1, 1998 to the
             Fund Participation Agreement between Aetna Life
             Insurance and Annuity Company, Variable Insurance
             Products Fund and Fidelity Distributors
             Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
             January 1, 1996, March 1, 1996, May 1, 1997 and
             November 6, 1997(9)
        (8)(xv) Eighth Amendment dated December 1, 1999 to Fund
             Participation Agreement between Aetna Life
             Insurance and Annuity Company, Variable Insurance
             Products Fund and Fidelity Distributors
             Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
             January 1, 1996, March 1, 1996, May 1, 1997,
             November 6, 1997 and May 1, 1998(11)
        (8)(xvi) Fund Participation Agreement between Aetna Life
             Insurance and Annuity Company, Variable Insurance
             Products Fund II and Fidelity Distributors
             Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
             January 1, 1996 and March 1, 1996(7)
        (8)(xvii) Fifth Amendment dated as of May 1, 1997 to the
             Fund Participation Agreement between Aetna Life
             Insurance and Annuity Company, Variable Insurance
             Products Fund II and Fidelity Distributors
             Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
             January 1, 1996, and March 1, 1996(14)
        (8)(xviii) Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement between Aetna
             Life Insurance and Annuity Company, Variable
             Insurance Products Fund II and Fidelity
             Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1,
             1995, May 1, 1995, January 1, 1996, March 1, 1996
             and May 1, 1997(2)
        (8)(xix) Seventh Amendment dated as of May 1, 1998 to Fund
             Participation Agreement between Aetna Life
             Insurance and Annuity Company, Variable Insurance
             Products Fund II and Fidelity Distributors
             Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
             January 1, 1996, March 1, 1996, May 1, 1998 and
             January 20, 1998(16)
        (8)(xx) Eighth Amendment dated December 1, 1999 to Fund
             Participation Agreement between Aetna Life
             Insurance and Annuity Company, Variable Insurance
             Products Fund II and Fidelity Distributors
             Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
             January 1, 1996, March 1, 1996, May 1, 1997,
             January 20, 1998 and May 1, 1998(11)
        (8)(xxi) Service Agreement between Aetna Life Insurance and
             Annuity Company and Fidelity Investment
             Institutional Operations Company dated
             November 1, 1995(17)
        (8)(xxii) Amendment dated January 1, 1997 to Service
             Agreement between Aetna Life Insurance and Annuity
             Company and Fidelity Investments Institutional
             Operations Company dated as of November 1,
             1995(11)
        (8)(xxiii) Service Contract between Fidelity Distributors
             Corporation and Aetna Life Insurance and Annuity
             Company dated May 2, 1997(10)
        (8)(xxiv) Fund Participation Agreement among Janus Aspen
             Series and Aetna Life Insurance and Annuity
             Company and Janus Capital Corporation dated
             December 8, 1997(18)
        (8)(xxv) Amendment dated October 12, 1998 to Fund
             Participation Agreement among Janus Aspen
             Series and Aetna Life Insurance and Annuity
             Company and Janus Capital Corporation dated
             December 8, 1997(10)
        (8)(xxvi) Second Amendment dated December 1, 1999 to Fund
             Participation Agreement among Janus Aspen
             Series and Aetna Life Insurance and Annuity
             Company and Janus Capital Corporation dated
             December 8, 1997 and amended on October 12,
             1998(11)

        (8)(xxvii) Amendment dated August 1, 2000 to Fund
             Participation Agreement among Janus Aspen
             Series and Aetna Life Insurance and Annuity
             Company and Janus Capital Corporation dated
             December 8, 1997, as amended on October 12, 1998
             and December 1, 1999(19)
        (8)(xxviii) Service Agreement between Janus Capital
             Corporation and Aetna Life Insurance and Annuity
             Company dated December 8, 1997(18)
        (8)(xxix) First Amendment dated as of August 1, 2000 to
             Service Agreement between Janus Capital
             Corporation and Aetna Life Insurance and Annuity
             Company dated December 8, 1997(19)
        (8)(xxx) Distribution and Shareholder Services Agreement --
             Service Shares of Janus Aspen Series (for
             Insurance Companies) dated August 1, 2000 between
             Janus Distributors, Inc. and Aetna Life Insurance
             and Annuity Company(19)
        (8)(xxxi) Fund Participation Agreement among MFS Variable
             Insurance Trust, Aetna Life Insurance and Annuity
             Company and Massachusetts Financial Services
             Company dated April 30, 1996, and amended on
             September 3, 1996, March 14, 1997 and
             November 28, 1997(16)
        (8)(xxxii) Fifth Amendment dated May 1, 1998 to the Fund
             Participation Agreement by and among MFS Variable
             Insurance Trust, Aetna Life Insurance and Annuity
             Company and Massachusetts Financial Services
             Company dated April 30, 1996, and amended on
             September 3, 1996, March 14, 1997 and
             November 28, 1997(20)
        (8)(xxxiii) Fifth Amendment dated July 1, 1999 to Fund
             Participation Agreement by and among MFS Variable
             Insurance Trust, Aetna Life Insurance and Annuity
             Company and Massachusetts Financial Services
             Company dated April 30, 1996, and amended on
             September 3, 1996, March 14, 1997, November 28,
             1997 and May 1, 1998(21)
        (8)(xxxiv) Sixth Amendment dated November 17, 2000 to Fund
             Participation Agreement by and among MFS Variable
             Insurance Trust, Aetna Life Insurance and Annuity
             Company and Massachusetts Financial Services
             Company dated April 30, 1996 and Amended on
             September 3, 1996, March 14, 1997, November 28,
             1997, and July 1, 1999(3)
        (8)(xxxv) Fourth Amendment dated May 1, 1998 to the Fund
             Participation Agreement by and among MFS Variable
             Insurance Trust, Aetna Life Insurance and Annuity
             Company and Massachusetts Financial Services
             Company dated April 30, 1996, and amended on
             September 3, 1996, March 14, 1997 and
             November 28, 1997(22)
        (8)(xxxvi) Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company
             and Oppenheimer Variable Annuity Account Funds and
             Oppenheimer Funds, Inc.(2)
        (8)(xxxvii) First Amendment dated December 1, 1999 to Fund
             Participation Agreement between Aetna Life
             Insurance and Annuity Company and Oppenheimer
             Variable Annuity Account Funds and Oppenheimer
             Funds, Inc. dated March 11, 1997(11)
        (8)(xxxviii) Service Agreement effective as of March 11, 1997 between Oppenheimer Funds, Inc. and Aetna Life
             Insurance and Annuity Company(23)
        (9)  Not Applicable
        (10)(i) Application (70158-93)(2)
        (10)(ii) Application (70159-93)(2)
        (10)(iii) Application Supplement (70276-97(3/98))(2)
        (10)(iv) Application Supplement (70277-97(3/98))(2)
        (10)(v) Application Supplement (70183-93)(2)
        (10)(vi) Premium Allocation Supplement (APP Funds)(2)
        2.   Opinion and Consent of Counsel
        3.   Not Applicable
        4.   Not Applicable
        5.   Not Applicable
        6    Actuarial Opinion and Consent
        7.   (a) Consent of Independent Auditors--KPMG LLP
             (b) Consent of Ernst & Young LLP, Independent
             Auditors
        8.   (a) Copy of Power of Attorney(13)
             (b) Certificate of Resolution Authorizing
             Signature by Power of Attorney(24)

1.  Incorporated by reference to Post-Effective
    Amendment No. 2 to Registration Statement on
    Form S-6 (File No. 33-76004), as filed on
    February 16, 1996.
2.  Incorporated by reference to Post-Effective
    Amendment No. 7 to Registration Statement on
    Form S-6 (File No. 33-75248), as filed on
    February 24, 1998.
3.  Incorporated by reference to Pre-Effective
    Amendment No. 1 to Registration Statement on
    Form N-4 (File No. 333-49176), as filed on
    November 30, 2000.
4.  Incorporated by reference to Post-Effective
    Amendment No. 6 to Registration Statement on
    Form S-6 (File No. 33-75248), as filed on
    November 26, 1997.
5.  Incorporated by reference to Post-Effective
    Amendment No. 4 to Registration Statement on
    Form S-6 (File No. 33-75248), as filed on
    April 22, 1997.
6.  Incorporated by reference to Post-Effective
    Amendment No. 1 to Registration Statement on
    Form S-1 (File No. 33-60477), as filed on
    April 15, 1996.
7.  Incorporated by reference to Post-Effective
    Amendment No. 12 to Registration Statement on
    Form N-4 (File No. 33-75964), as filed on
    February 11, 1997.
8.  Incorporated by reference to Post-Effective
    Amendment No. 12 to Registration Statement on
    Form N-4 (File No. 33-91846), as filed on
    October 30, 1997.
9.  Incorporated by reference to Registration
    Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
10. Incorporated by reference to Post-Effective
    Amendment No. 2 to Registration Statement on
    Form N-4 (File No. 333-56297), as filed on
    December 14, 1998.
11. Incorporated by reference to Post-Effective
    Amendment No. 19 to Registration Statement on
    Form N-4 (File No. 333-01107), as filed on
    February 16, 2000.
12. Incorporated by reference to Post-Effective
    Amendment No. 20 to Registration Statement on
    Form N-4 (File No. 333-01107), as filed on
    April 4, 2000.
13. Incorporated by reference to Post-Effective
    Amendment No. 18 to Registration Statement on
    Form N-4 (File No. 33-81216), as filed on
    April 9, 2001.
14. Incorporated by reference to Post-Effective
    Amendment No. 30 to Registration Statement on
    Form N-4 (File No. 33-34370), as filed on
    September 29, 1997.
15. Incorporated by reference to Post-Effective
    Amendment No. 16 to Registration Statement on
    Form N-4 (File No. 33-75964), as filed on
    February 9, 1998.
16. Incorporated by reference to Registration
    Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
17. Incorporated by reference to Post-Effective
    Amendment No. 3 to Registration Statement on
    Form N-4 (File No. 33-88720), as filed on
    June 28, 1996.
18. Incorporated by reference to Post-Effective
    Amendment No. 10 to Registration Statement on
    Form N-4 (File No. 33-75992), as filed on
    December 31, 1997.
19. Incorporated by reference to Post-Effective
    Amendment No. 22 to Registration Statement on
    Form N-4 (File No. 333-01107), as filed on
    August 14, 2000.
20. Incorporated by referenced to Post-Effective
    Amendment No. 4 to Registration Statement on
    Form N-4 (File No. 333-56297), as filed on
    February 16, 1999.
21. Incorporated by referenced to Post-Effective
    Amendment No. 11 to Registration Statement on
    Form N-4 (File No. 333-56297), as filed on
    November 23, 1999.
22. Incorporated by reference to Pre-Effective
    Amendment No. 1 to Registration Statement on
    Form N-4 (File No. 333-56297), as filed on
    August 4, 1998.
23. Incorporated by reference to Post-Effective
    Amendment No. 27 to Registration Statement on
    Form N-4 (File No. 33-34370), as filed on
    April 16, 1997.
24. Incorporated by reference to Post-Effective
    Amendment No. 5 to Registration Statement on
    Form N-4 (File No. 33-75986), as filed on
    April 12, 1996.

                                    SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Variable Life Account B of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form S-6 (File No. 33-75248) and has duly caused this Post-Effective Amendment No. 14 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and the seal of the Depositor to be hereunto affixed and attested, all in the City of Hartford, and State of Connecticut, on this 30 day of April, 2001.

                                       VARIABLE LIFE ACCOUNT B OF AETNA LIFE
                                       INSURANCE AND ANNUITY COMPANY
                                       (REGISTRANT)

  (SEAL)

              /s/ LENA RABBITT
       ------------------------------
                Lena Rabbitt
       ASSISTANT CORPORATE SECRETARY
  ATTEST:
                                                     AETNA LIFE INSURANCE AND
                                                         ANNUITY COMPANY
                                                           (DEPOSITOR)
                                       By:

                                                     /S/ THOMAS J. MCINERNEY*
                                             ----------------------------------------
                                                       Thomas J. McInerney
                                                            PRESIDENT
                                       BY:

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 14 to the Registration Statement has been signed below by the following persons in the capacities indicated and on the dates indicated.

              Signature                         Title                    Date
              ---------                         -----                    ----
      /s/ THOMAS J. MCINERNEY*        Director and President      )
 -----------------------------------    (principal executive      )
         Thomas J. McInerney            officer)                  )
                                                                  )

        /s/ WAYNE R. HUNEKE*          Director and Chief          ) April 30,
 -----------------------------------    Financial                 ) 2001)
           Wayne R. Huneke              Officer                   )

          /s/ RANDY LOWERY*                                       )
 -----------------------------------  Director                    )
          Phillip R. Lowery                                       )
                                                                  )

      /s/ ROBERT C. SALIPANTE*                                    )
 -----------------------------------  Director                    )
         Robert C. Salipante                                      )

         /s/ MARK A. TULLIS*                                      )
 -----------------------------------  Director                    )
           Mark A. Tullis                                         )

        /s/ DEBORAH KOLTENUK*                                     )
 -----------------------------------  Corporate Controller        )
          Deborah Koltenuk                                        )

 By:    /s/ MICHAEL A. PIGNATELLA
      ------------------------------
          Michael A. Pignatella
            *ATTORNEY-IN-FACT

                             VARIABLE LIFE ACCOUNT B
                                 EXHIBIT INDEX

EXHIBIT NO.   EXHIBIT
-----------   -------
  99-2        Opinion and Consent of Counsel
  99-6        Actuarial Opinion and Consent
  99-7(a)     Consent of Independent Auditors--KPMG LLP
  99-7(b)     Consent of Ernst & Young LLP, Independent Auditors